As filed with the Securities and Exchange Commission on April 18, 2014

File Nos. 002-77283; 811-03457

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 45	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 109	☒

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

(Exact Name of Registrant)

THE PENN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

600 Dresher Road

Horsham, Pennsylvania 19044

(Address of Principal Executive offices of Depositor)

Depositor’s Telephone Number: 215-956-8000

Kevin T. Reynolds

Senior Vice President and Chief Legal Officer

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Copy to:

Michael Berenson

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Title of Securities Being Registered: Individual Variable Annuity Contracts – Flexible Purchase Payments.

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a) of Rule 485.
☐	on (date) pursuant to paragraph (a) of Rule 485.

PennMutual

Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2014

Diversifier II Variable Annuity

PROSPECTUS — MAY 1, 2014

Individual Annuity Contracts with Variable Benefit Provisions - Flexible Purchase Payments

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes two annuity contracts (“Contracts”) offered by the Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a Contract. Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
•	allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contracts are not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the Contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2014, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request — CNN, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us at 800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the “Commission”) and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	MFS Investment Management
Large Core Growth Fund	Wells Capital Management, Inc.
Large Cap Value Fund	Loomis, Sayles & Company, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Ivy Investment Management Company
Mid Cap Value Fund	Neuberger Berman Management LLC
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Wells Capital Management, Inc.
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management, Inc.
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

A prospectus for each of these Funds accompanies this prospectus.

2

PROSPECTUS CONTENTS

GLOSSARY	5

EXPENSES	7

EXAMPLES OF FEES AND EXPENSES	9

3

APPENDIX A	A-1

4

GLOSSARY

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract or the variable annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the Fixed Interest Account Value. If you own a Variable Contract, this is the Variable Account Value.

Contract Year:  Each twelve-month period following the contract date.

Fixed Interest Account Value:  The value of amounts held under the Variable/Fixed Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

Variable Contract:  The variable annuity contract described in this prospectus.

5

Variable/Fixed Contract:  The combination variable and fixed annuity contract described in this prospectus.

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

6

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None
Maximum Contingent Deferred Sales Charge
Variable/Fixed Contract	7%	(a)
Variable Contract	5%	(b)
Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30	(c)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None

Total Separate Account Annual Expenses	1.25%

(a)

You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of the purchase payments that you allocate to the Separate Account. After your first Contract Year, you will not pay this charge on your first withdrawal in a Contract Year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.

(b)	You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract Year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See What Charges Do I Pay? in this prospectus.
(c)	You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Maximum and Minimum Total Fund Operating Expenses	Minimum:	Maximum:
(expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.40%	1.68%

7

The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

Fund(1)	Investment Advisory Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers; Plus Recouped Fees		Net Fund Expenses
Money Market	0.33%	(2),(3)	0.29%		0.00%	0.62%	0.00%		0.62%
Limited Maturity Bond	0.46%	(3)	0.27%		0.01%	0.74%	0.00%		0.74%
Quality Bond	0.44%	(3)	0.25%		0.02%	0.71%	0.00%		0.71%
High Yield Bond	0.56%	(3)	0.32%		0.00%	0.88%	0.00%		0.88%
Flexibly Managed	0.70%	(3)	0.23%		0.00%	0.93%	0.00%		0.93%
Balanced	0.00%		0.22%		0.51%	0.73%	0.00%		0.73%
Large Growth Stock	0.72%	(3)	0.28%		0.00%	1.00%	0.00%		1.00%
Large Cap Growth	0.55%		0.35%		0.00%	0.90%	-0.01%	(4)	0.89%
Large Core Growth	0.60%		0.28%		0.00%	0.88%	0.00%		0.88%
Large Cap Value	0.67%	(3)	0.27%		0.00%	0.94%	0.00%		0.94%
Large Core Value	0.67%	(3)	0.27%		0.00%	0.94%	0.00%		0.94%
Index 500	0.13%	(3)	0.27%		0.00%	0.40%	0.00%		0.40%
Mid Cap Growth	0.70%		0.28%		0.00%	0.98%	0.01%	(5)	0.99%
Mid Cap Value	0.55%		0.27%		0.01%	0.83%	0.00%		0.83%
Mid Core Value	0.72%		0.36%		0.04%	1.12%	0.00%		1.12%
SMID Cap Growth	0.75%		0.32%		0.00%	1.07%	0.00%		1.07%
SMID Cap Value	0.95%		0.30%		0.00%	1.25%	0.00%		1.25%
Small Cap Growth	0.75%		0.32%		0.00%	1.07%	0.00%		1.07%
Small Cap Value	0.72%	(3)	0.28%		0.08%	1.08%	0.01%	(5)	1.09%
Small Cap Index	0.30%		0.41%		0.10%	0.81%	0.00%		0.81%
Developed International Index	0.30%		0.51%	(6)	0.00%	0.81%	0.00%		0.81%
International Equity	0.85%	(3)	0.30%	(6)	0.00%	1.15%	0.00%		1.15%
Emerging Markets Equity	1.18%		0.50%	(6)	0.00%	1.68%	0.00%		1.68%
Real Estate Securities	0.70%		0.29%		0.00%	0.99%	0.00%		0.99%
Aggressive Allocation	0.12%	(3)	0.23%		0.98%	1.33%	0.00%		1.33%
Moderately Aggressive Allocation	0.12%	(3)	0.21%		0.92%	1.25%	0.00%		1.25%
Moderate Allocation	0.12%	(3)	0.21%		0.86%	1.19%	0.00%		1.19%
Moderately Conservative Allocation	0.12%	(3)	0.22%		0.79%	1.13%	0.00%		1.13%
Conservative Allocation	0.12%	(3)	0.23%		0.70%	1.05%	0.00%		1.05%

(1)	There is an expense limitation agreement under which a portion of each Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of each Fund from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement is expected to continue through April 30, 2015. The agreement may be terminated by a majority vote of the Company’s Board of Directors for any reason and at any time. The agreement may also be terminated, effective as of the close of business on April 30, 2015, by the Fund’s investment adviser and Penn Mutual, upon at least sixty days’ prior written notice or such shorter notice period as approved by a majority vote of the Company’s Board of Directors and Independent Directors (the Directors who are not “interested persons” of the Fund) voting separately. Unless terminated, this agreement will continue in effect from year to year for successive one-year periods. Under this agreement, to the extent Penn Mutual and the Fund’s investment adviser do not have an obligation to waive their fees and/or reimburse expenses of the Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual and/or the Fund’s investment adviser for amounts previously waived or reimbursed by Penn Mutual and the investment adviser, if any, during the Fund’s preceding three fiscal years.

8

Fund	Expense Limitation	Fund	Expense Limitation
Money Market	0.64%	SMID Cap Growth	1.07%
Limited Maturity Bond	0.74%	SMID Cap Value	1.26%
Quality Bond	0.73%	Small Cap Growth	1.13%
High Yield Bond	0.92%	Small Cap Value	1.02%
Flexibly Managed	0.94%	Small Cap Index	0.74%
Balanced	0.79%	Developed International Index	0.94%
Large Growth Stock	1.02%	International Equity	1.20%
Large Cap Growth	0.89%	Emerging Markets Equity	1.78%
Large Core Growth	0.90%	Real Estate Securities	1.02%
Large Cap Value	0.96%	Aggressive Allocation	0.40%
Large Core Value	0.96%	Moderately Aggressive Allocation	0.34%
Index 500	0.42%	Moderate Allocation	0.34%
Mid Cap Growth	1.00%	Moderately Conservative Allocation	0.35%
Mid Cap Value	0.83%	Conservative Allocation	0.38%
Mid Core Value	1.11%

(2)	The Money Market Fund’s actual total operating expenses for the most recent year were less than the Fund’s Expense Limitation amount shown above because the Fund’s investment adviser and Penn Mutual voluntarily waived and/or reimbursed expenses to the extent necessary to maintain the Fund’s net yield at a certain level as determined by Penn Mutual and the Fund’s investment adviser. Penn Mutual and the Fund’s investment adviser may recapture from the Fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. During the prior fiscal year, the Money Market Fund did not reimburse the Fund’s investment adviser or Penn Mutual for previously waived or reimbursed fees and expenses.
(3)	The Investment Advisory Fee of each Fund, except the Small Cap Value Fund, has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014. The Small Cap Value Fund’s Investment Advisory Fee has been restated to reflect a decrease in its Investment Advisory Fee.
(4)	Pursuant to the expense limitation agreement, Penn Mutual and the Fund’s investment adviser waived fees and/or reimbursed expenses in the amount of 0.01% of average daily net assets during the fiscal year ended 2013.
(5)	Pursuant to the expense limitation agreement, 0.01% of the previously waived advisory fees for each of the Mid Cap Growth Fund and Small Cap Value Fund was recouped by Penn Mutual and/or by the Fund’s investment adviser during the fiscal year ended 2013.
(6)	The Fund’s Other Expenses have been restated to reflect a reduction of certain Other Expenses.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Variable Contract at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$803	$1,407	$1,876	$3,314
Assuming Minimum Total Annual Fund Expenses	$674	$1,040	$1,254	$2,025

9

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$303	$926	$1,575	$3,314
Assuming Minimum Total Annual Fund Expenses	$174	$540	$931	$2,025

(3)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$947	$1,407	$1,876	$3,314
Assuming Minimum Total Annual Fund Expenses	$827	$1,041	$1,254	$2,025

(4)	If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract Year:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$947	$1,407	$1,926	$3,426
Assuming Minimum Total Annual Fund Expenses	$827	$1,041	$1,307	$2,154

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the statutory financial statements of the Company appear in the Statement of Additional Information. The statutory financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

10

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2013 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — The Fund seeks to preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income by investing in a diversified portfolio of high-quality money market instruments, which are rated within the two highest credit categories assigned by recognized rating organizations or, if not rated, are of comparable investment quality as determined by Independence Capital Management, Inc.

Limited Maturity Bond Fund — The Fund seeks to provide the highest available current income consistent with liquidity and low risk to principal, and total return as a secondary objective, by investing at least 80% of its net assets in debt securities, such as bonds, notes, money market securities and other debt obligations.

Quality Bond Fund — The Fund seeks to provide the highest income over the long-term that is consistent with the preservation of principal by investing at least 80% of its net assets in debt securities, such as corporate bonds, U.S. government bonds, U.S. government agency securities, commercial paper, mortgage-backed securities, such as collateralized mortgage obligations, asset-backed securities, money market securities and other debt obligations.

High Yield Bond Fund — The Fund seeks to realize high current income by investing, under normal circumstances, at least 80% of its net assets in a widely diversified portfolio of high yield corporate bonds, often called “junk bonds,” income-producing convertible securities and preferred stocks.

Flexibly Managed Fund — The Fund seeks to maximize total return (capital appreciation and income) by investing primarily in common stocks of established U.S. companies that the Fund believes have above-average potential for capital growth.

Balanced Fund — The Fund seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with the Fund’s target asset allocation. The Fund also may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Large Growth Stock Fund — The Fund seeks to achieve long-term growth of capital and increase of future income by investing, under normal circumstances, at least 80% of its net assets in common stocks of large capitalization companies (companies with market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase).

Large Cap Growth Fund — The Fund seeks to achieve long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations (companies with market capitalizations of more than $3 billion at the time of purchase).

Large Core Growth Fund — The Fund seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase). Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large capitalization companies.

11

Large Cap Value Fund — The Fund seeks to achieve long-term growth of capital primarily by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies (companies that have market capitalizations of more than $5 billion at the time of purchase).

Large Core Value Fund — The Fund seeks to achieve total return by investing primarily in value stocks of large capitalization companies (companies that have market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index at the time of purchase). Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large capitalization companies.

Index 500 Fund — The Fund seeks to achieve total return (capital appreciation and income) which corresponds to that of the S&P 500® Index by investing, under normal circumstances, at least 80% of its net assets in securities listed in the S&P 500® Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index.

Mid Cap Growth Fund — The Fund seeks to maximize capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-cap companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell MidCap® Index at the time of purchase).

Mid Cap Value Fund — The Fund seeks to achieve growth of capital by investing, under normal market conditions, at least 80% of its net assets in equity securities of mid-cap companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell MidCap® Index at the time of purchase).

Mid Core Value Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium capitalization companies (companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies, for inclusion in the Fund’s portfolio).

SMID Cap Growth Fund — The Fund seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common stocks of small and medium capitalization U.S. companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell 2500® Growth Index at the time of purchase). Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies.

SMID Cap Value Fund — The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies (companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index). Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies.

Small Cap Growth Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies (companies that have market capitalizations of less than $4 billion at the time of purchase).

Small Cap Value Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment.

Small Cap Index Fund — The Fund seeks to replicate the returns and characteristics of a small cap index by investing, under normal circumstances, at least 80% of its net assets in securities listed in the Russell

12

2000® Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Index.

Developed International Index Fund — The Fund seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing, under normal circumstances, at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including American Depositary Receipts and Global Depositary Receipts) and close substitutes (such as index futures contracts) that are designed to track the MSCI EAFE Index.

International Equity Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin.

Emerging Markets Equity Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities located in emerging market countries. For the Fund, an issuer is considered to be located in an emerging market country if, at the time of investment: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Real Estate Securities Fund — The Fund seeks to achieve a high total return consistent with reasonable investment risks by investing, under normal circumstances, at least 80%, and normally substantially all, of its net assets in common stocks and other equity securities issued by real estate companies, including real estate investment trusts.

Aggressive Allocation Fund — The Fund seeks to achieve long-term capital growth consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Moderately Aggressive Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Moderate Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Moderately Conservative Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Conservative Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital Management, Inc., San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Ivy Investment Management Company, Shawnee Mission, Kansas, is investment sub-adviser to

13

the Mid Cap Growth Fund. MFS Investment Management, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Neuberger Berman Management LLC, New York, New York, is investment sub-adviser to the Mid Cap Value Fund. American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Janus Capital Management LLC, Denver, Colorado, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan Stanley Investment Management, Inc., New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. Loomis, Sayles & Company, L.P., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, Philadelphia, PA 19172. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

Accumulation Units — Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instructions) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

14

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACTS

The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc.

In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The Variable Contract allows you to transfer amounts from your Contract to a fixed interest account in a separate fixed annuity contract issued by Penn Mutual. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Funds and/or fixed interest account in which your purchase payments are invested;

•	whether or not to transfer money among the available Funds and fixed interest account;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

15

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, MA 01581. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code of 1986, as amended, (the “Code”), the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

What Types of Annuity Payments May I Choose?

You may choose from the following options:

•

An annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract) — Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

•	A life annuity — Annuity payments will continue until the Annuitant’s death;

•

A life annuity with payments guaranteed for 10 or 20 years — Annuity payments will continue until the Annuitant’s death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

•	A joint and survivor life annuity — Annuity payments will continue until the death of the surviving joint Annuitant; or

•	Any other form of annuity that we may agree upon.

You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

16

The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Fixed Annuity Payments Under a Variable/Fixed Contract.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant’s 85th birthday. If your Contract is issued under a qualified retirement plan, annuity payments must commence not later than the first day of April following the year in which the Annuitant turns 70 1/2.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first contract anniversary.

If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each.

For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the following paragraphs.

Variable/Fixed Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•

the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received in our Administrative Office, or

•

the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value the Fixed Interest Account under your Contract.

17

Similarly, Variable Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary the greatest of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers,

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received in our Administrative Office, or

•

the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner’s 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

With respect to Contracts sold in Texas, if the Annuitant dies prior to the Annuity Date, we will pay the greater of

•	the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

•	the Contract Value for the Valuation Period in which proof of death and any other required information needed to make payment is received at Penn Mutual’s service office.

The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment upon request, however, the death benefit payment amount will be invested in the variable subaccounts, as allocated by the previous owner, and must be paid out by 12/31 of the 5th year following death.

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent’s death. Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

Same sex marriages that are recognized as marriages under the law of the jurisdiction in which the marriage occurred are so recognized under federal law and will be afforded the same tax treatment and spousal annuity provisions. However, the IRS currently takes the position that relationships such as civil unions and domestic partnerships that are not recognized as marriages under applicable state (or foreign) law are not recognized as marriages for federal tax purposes. Please consult a tax or legal advisor for details and up-to-date information.

For further information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

Variable/Fixed Contracts.  You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar

18

month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts and fixed interest accounts in which you are invested.

Variable Contract.  You may transfer amounts from one Subaccount of the Separate Account to another. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts in which you are invested.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

19

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See What Charges Do I Pay — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•	A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

20

•

If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

Systematic Withdrawals.  If you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum monthly amount of each withdrawal payment is $50. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the Funds’ Prospectus for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contracts and the Separate Account.

•

We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•

We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

21

•

We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge.  This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

Variable/Fixed Contract.  The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

First, if no purchase payments have been made after the first Contract Year, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
8 and later	No Charge

Second, if purchase payments have been made in any Contract Year after the first, the deferred sales charge will equal:

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

22

Once in each Contract Year on or after the last day of the first Contract Year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the Contract Year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

Variable Contract.  If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal, or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

You will not pay a charge on that portion of the first withdrawal in a Contract Year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the Contract Year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth Contract Years that does not exceed the following percentages of the Contract Value:

Contract Year	Percentage
Eighth	25%
Ninth	50%
Tenth	75%

No charge will be made on any withdrawal in any Contract Year after the tenth Contract Year.

Other Information.  You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date, and (iii) the disability has continued without interruption for four months.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment in subaccounts. For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

23

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account, the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account, or the Seven Year Guaranteed Account is $250. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven Contract Years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months’ interest and 6 months’ interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest account, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Internal Revenue Code of 1986, as amended, (the “Code”), and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

24

When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Same sex marriages that are recognized as marriages under the law of the jurisdiction in which the marriage occurred are so recognized under federal law and will be afforded the same tax treatment and spousal annuity provisions. However, the IRS currently takes the position that relationships such as civil unions and domestic partnerships that are not recognized as marriages under applicable state (or foreign) law are not recognized as marriages for federal tax purposes. Please consult a tax or legal advisor for details and up-to-date information.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

Annuity Payments.  The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity Contract under federal income tax law and to be accorded the tax treatment described

25

in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Early Withdrawals.  An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

•

early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made after death; and

•	withdrawals attributable to total and permanent disability.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. If the transfer is less than adequate consideration, the taxable portion would be the Contract Value at the time of the transfer over the investment in the Contract at such time.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k)

26

of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for

27

training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as web site placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

28

29

APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$23.676	$23.972	$24.270	$24.573	$24.774
Accumulation Unit Value, end of period	$23.384	$23.676	$23.972	$24.270	$24.573
Number of Accumulation Units outstanding, end of period	213,004	210,983	238,144	240,231	315,122

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$24.435	$23.572	$22.809	$22.462	$22.258
Accumulation Unit Value, end of period	$24.774	$24.435	$23.572	$22.809	$22.462
Number of Accumulation Units outstanding, end of period	443,259	468,495	323,605	337,233	440,650

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$17.276	$17.387	$17.220	$16.812	$16.708
Accumulation Unit Value, end of period	$17.047	$17.276	$17.387	$17.220	$16.812
Number of Accumulation Units outstanding, end of period	157,772	175,285	180,706	207,432	206,504

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$16.108	$15.502	$15.021	$14.891	$14.736
Accumulation Unit Value, end of period	$16.708	$16.108	$15.502	$15.021	$14.891
Number of Accumulation Units outstanding, end of period	252,452	326,313	346,764	311,508	377,834

A-1

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$40.664	$39.892	$36.680	$35.020	$33.448
Accumulation Unit Value, end of period	$38.967	$40.664	$39.892	$36.680	$35.020
Number of Accumulation Units outstanding, end of period	324,876	378,894	420,961	506,045	528,281

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$32.227	$30.690	$29.524	$29.165	$28.234
Accumulation Unit Value, end of period	$33.448	$32.227	$30.690	$29.524	$29.165
Number of Accumulation Units outstanding, end of period	585,649	691,442	736,923	818,298	961,735

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$77.563	$68.556	$67.346	$59.729	$41.229
Accumulation Unit Value, end of period	$82.657	$77.563	$68.556	$67.346	$59.729
Number of Accumulation Units outstanding, end of period	133,053	152,829	171,745	208,225	231,719

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$55.009	$53.785	$49.524	$48.635	$44.482
Accumulation Unit Value, end of period	$41.229	$55.009	$53.785	$49.524	$48.635
Number of Accumulation Units outstanding, end of period	261,016	340,084	425,216	514,250	583,958

A-2

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$186.641	$164.730	$161.884	$143.884	$109.608
Accumulation Unit Value, end of period	$225.403	$186.641	$164.730	$161.884	$143.884
Number of Accumulation Units outstanding, end of period	806,707	871,485	970,011	1,125,670	1,267,975

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$153.793	$149.071	$130.835	$122.841	$104.894
Accumulation Unit Value, end of period	$109.608	$153.793	$149.071	$130.835	$122.841
Number of Accumulation Units outstanding, end of period	1,494,699	1,952,018	2,278,653	2,514,472	2,650,018

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$12.422	$11.380	$10.917	$9.897	$8.488
Accumulation Unit Value, end of period	$14.322	$12.422	$11.380	$10.917	$9.897
Number of Accumulation Units outstanding, end of period	635,820	771,220	875,714	977,336	1,119,158

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.488
Number of Accumulation Units outstanding, end of period	1,348,906

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-3

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2013		2012		2011		2010		2009
	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qual	Qual	Non-Qaul	Qual	Non-Qual
Accumulation Unit Value, beginning of period	$50.978	$50.558	$43.470	$43.112	$44.771	$44.342	$38.763	$38.444	$27.461	$27.235
Accumulation Unit Value, end of period	$70.038	$69.460	$50.978	$50.558	$43.470	$43.112	$44.771	$44.342	$38.763	$38.444
Number of Accumulation Units outstanding, end of period	279,140	87,902	301,929	95,643	330,608	109,442	364,620	115,704	407,452	128,767

	Year Ended December 31,
	2008		2007		2006		2005		2004
	Qual	Non-Qual	Qual	Non-Qual	Qual	Qual	Qual	Non-Qual	Qual	Non-Qual
Accumulation Unit Value, beginning of period	$47.833	$47.439	$44.375	$44.010	$39.760	$39.433	$34.322	$34.322	$30.930	$30.675
Accumulation Unit Value, end of period	$27.461	$27.235	$47.833	$47.439	$44.375	$44.010	$37.930	$37.930	$34.322	$34.039
Number of Accumulation Units outstanding, end of period	462,225	139,248	549,132	159,850	632,535	192,085	774,981	774,981	954,642	282,510

(a)	Penn Series Growth Stock Fund Subaccount prior to September 25, 2008.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.893	$9.086	$9.868	$8.886	$6.542
Accumulation Unit Value, end of period	$12.026	$9.893	$9.086	$9.868	$8.886
Number of Accumulation Units outstanding, end of period	109,163	115,782	149,732	189,915	194,766

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$11.792	$11.404	$11.136	$11.142	$10.383
Accumulation Unit Value, end of period	$6.542	$11.792	$11.404	$11.136	$11.142
Number of Accumulation Units outstanding, end of period	189,495	217,052	328,102	354,234	378,789

A-4

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$10.247	$8.934	$9.523	$8.222	$6.127
Accumulation Unit Value, end of period	$13.956	$10.247	$8.934	$9.523	$8.222
Number of Accumulation Units outstanding, end of period	1,791,460	1,992,389	2,238,611	2,570,586	2,990,016

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.127
Number of Accumulation Units outstanding, end of period	3,436,782

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$53.703	$48.025	$50.878	$44.860	$33.996
Accumulation Unit Value, end of period	$70.647	$53.703	$48.025	$50.878	$44.860
Number of Accumulation Units outstanding, end of period	472,361	532,423	596,619	681,939	777,187

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$62.157	$60.678	$51.949	$51.068	$45.821
Accumulation Unit Value, end of period	$33.996	$62.157	$60.678	$51.949	$51.068
Number of Accumulation Units outstanding, end of period	910,394	1,106,434	1,345,261	1,539,420	1,792,241

A-5

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.864	$8.642	$9.133	$8.373	$7.262
Accumulation Unit Value, end of period	$12.642	$9.864	$8.642	$9.133	$8.373
Number of Accumulation Units outstanding, end of period	1,045,066	1,272,165	1,423,077	1,780,458	2,126,264

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.262
Number of Accumulation Units outstanding, end of period	2,546,868

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$18.947	$16.585	$16.503	$14.559	$11.960
Accumulation Unit Value, end of period	$24.674	$18.947	$16.585	$16.503	$14.559
Number of Accumulation Units outstanding, end of period	779,045	860,272	988,104	1,099,666	1,298,802

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$18.518	$17.844	$15.661	$15.177	$13.911
Accumulation Unit Value, end of period	$11.960	$18.518	$17.844	$15.661	$15.177
Number of Accumulation Units outstanding, end of period	1,524,507	1,730,697	2,030,923	2,373,565	2,823,090

A-6

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$18.167	$17.341	$19.039	$15.198	$10.414
Accumulation Unit Value, end of period	$24.529	$18.167	$17.341	$19.039	$15.198
Number of Accumulation Units outstanding, end of period	350,348	396,648	443,195	497,414	576,717

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$20.623	$16.687	$15.820	$14.240	$12.947
Accumulation Unit Value, end of period	$10.414	$20.623	$16.687	$15.820	$14.240
Number of Accumulation Units outstanding, end of period	673,165	804,086	873,396	969,393	1,073,658

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of Period	$28.287	$24.870	$26.869	$21.631	$14.901
Accumulation Unit Value, end of period	$38.049	$28.287	$24.870	$26.869	$21.631
Number of Accumulation Units outstanding, end of period	346,646	383,882	446,653	499,707	581,760

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of Period	$28.613	$27.924	$25.379	$22.876	$18.805
Accumulation Unit Value, end of period	$14.901	$28.613	$27.924	$25.379	$22.876
Number of Accumulation Units outstanding, end of period	666,104	838,484	1,010,390	1,132,860	1,174,771

A-7

PENN SERIES MID CORE VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$15.242	$13.484	$14.154	$11.425	$9.180
Accumulation Unit Value, end of period	$19.441	$15.242	$13.484	$14.154	$11.425
Number of Accumulation Units outstanding, end of period	113,289	120,093	154,740	161,693	178,156

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$15.210	$15.272	$13.779	$12.894	$10.508
Accumulation Unit Value, end of period	$9.180	$15.210	$15.272	$13.779	$12.894
Number of Accumulation Units outstanding, end of period	207,200	288,929	312,906	366,455	308,103

(a)	Penn Series Strategic Value Fund prior to September 25, 2008.

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$13.021	$11.430	$12.147	$9.851	$6.471
Accumulation Unit Value, end of period	$18.368	$13.021	$11.430	$12.147	$9.851
Number of Accumulation Units outstanding, end of period	52,181	41,834	43,079	68,404	64,803

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.471
Number of Accumulation Units outstanding, end of period	5,570

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-8

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$13.204	$11.240	$12.259	$9.784	$6.805
Accumulation Unit Value, end of period	$17.994	$13.204	$11.240	$12.259	$9.784
Number of Accumulation Units outstanding, end of period	70,014	56,837	72,173	70,440	42,555

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.805
Number of Accumulation Units outstanding, end of period	2,954

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$24.984	$23.929	$27.259	$23.169	$14.778
Accumulation Unit Value, end of period	$33.953	$24.984	$23.929	$27.259	$23.169
Number of Accumulation Units outstanding, end of period	301,527	349,458	403,189	434,963	493,955

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$29.978	$28.182	$28.891	$27.527	$25.456
Accumulation Unit Value, end of period	$14.778	$29.978	$28.182	$28.891	$27.527
Number of Accumulation Units outstanding, end of period	536,727	624,495	817,610	967,455	1,171,164

(a)	Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

A-9

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$41.914	$36.536	$36.676	$29.302	$23.377
Accumulation Unit Value, end of period	$57.507	$41.914	$36.536	$36.676	$29.302
Number of Accumulation Units outstanding, end of period	315,071	352,428	409,776	467,605	542,836

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$32.494	$34.747	$29.960	$29.261	$25.791
Accumulation Unit Value, end of period	$23.377	$32.494	$34.747	$29.960	$29.261
Number of Accumulation Units outstanding, end of period	658,076	855,666	1,070,370	1,188,984	1,374,755

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.645	$10.209	$10.826	$8.686	$6.972
Accumulation Unit Value, end of period	$15.886	$11.645	$10.209	$10.826	$8.686
Number of Accumulation Units outstanding, end of period	41,329	36,399	53,040	19,662	6,846

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.972
Number of Accumulation Units outstanding, end of period	—

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-10

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.653	$8.273	$9.586	$9.034	$7.118
Accumulation Unit Value, end of period	$11.543	$9.653	$8.273	$9.586	$9.034
Number of Accumulation Units outstanding, end of period	54,192	53,530	63,760	33,185	25,031

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.118
Number of Accumulation Units outstanding, end of period	2,862

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$42.025	$35.151	$35.271	$32.153	$26.744
Accumulation Unit Value, end of period	$43.981	$42.025	$35.151	$35.271	$32.153
Number of Accumulation Units outstanding, end of period	616,580	673,004	765,768	892,580	1,004,512

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$46.120	$38.902	$30.220	$26.205	$20.410
Accumulation Unit Value, end of period	$26.744	$46.120	$38.902	$30.220	$26.205
Number of Accumulation Units outstanding, end of period	1,196,217	1,519,330	1,697,957	1,773,262	1,934,076

A-11

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$10.964	$9.283	$11.525	$9.793	$5.987
Accumulation Unit Value, end of period	$10.706	$10.964	$9.283	$11.525	$9.793
Number of Accumulation Units outstanding, end of period	567,077	620,659	708,715	859,404	1,038,690

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$5.987
Number of Accumulation Units outstanding, end of period	1,083,544

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$21.751	$18.986	$17.961	$14.531	$11.629
Accumulation Unit Value, end of period	$22.153	$21.751	$18.986	$17.961	$14.531
Number of Accumulation Units outstanding, end of period	149,228	175,444	178,782	176,542	201,257

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$19.426	$23.952	$18.317	$16.418	$12.266
Accumulation Unit Value, end of period	$11.629	$19.426	$23.952	$18.317	$16.418
Number of Accumulation Units outstanding, end of period	230,749	266,298	422,525	371,627	361,613

(a)	Penn Series REIT Fund prior to May 1, 2011.

A-12

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.124	$9.754	$10.251	$8.951	$7.030
Accumulation Unit Value, end of period	$13.457	$11.124	$9.754	$10.251	$8.951
Number of Accumulation Units outstanding, end of period	51,122	35,059	37,282	28,198	14,167

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.030
Number of Accumulation Units outstanding, end of period	2,095

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$12.002	$10.695	$11.027	$9.751	$7.759
Accumulation Unit Value, end of period	$14.124	$12.002	$10.695	$11.027	$9.751
Number of Accumulation Units outstanding, end of period	126,238	92,450	82,825	72,750	94,004

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.759
Number of Accumulation Units outstanding, end of period	16,743

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-13

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.623	$10.610	$10.673	$9.629	$8.086
Accumulation Unit Value, end of period	$13.097	$11.623	$10.610	$10.673	$9.629
Number of Accumulation Units outstanding, end of period	236,973	295,329	259,248	187,965	133,711

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.086
Number of Accumulation Units outstanding, end of period	31,276

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.579	$10.826	$10.671	$9.884	$8.614
Accumulation Unit Value, end of period	$12.504	$11.579	$10.826	$10.671	$9.884
Number of Accumulation Units outstanding, end of period	168,315	173,815	176,546	200,560	194,661

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.614
Number of Accumulation Units outstanding, end of period	61,220

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-14

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.477	$11.018	$10.735	$10.169	$9.264
Accumulation Unit Value, end of period	$11.837	$11.477	$11.018	$10.735	$10.169
Number of Accumulation Units outstanding, end of period	38,434	38,432	63,551	29,753	36,532

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$9.264
Number of Accumulation Units outstanding, end of period	561

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

A-15

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose – to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that purchasing life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

Diversifier II is issued by The Penn Mutual Life Insurance Company on Policy form DV-790 and state variations thereof.

© 2014 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM6465

05/14

PennMutual

Prospectus

Penn Mutual
Variable Annuity Account III

May 1, 2014

Retirement Planner Variable Annuity

PROSPECTUS — MAY 1, 2014

Individual Annuity Contract with Variable Benefit Provisions - Flexible Purchase Payments

RETIREMENT PLANNER VA

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This prospectus describes an individual fixed and variable annuity contract (the “Contract”) offered by The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”) and contains information that you should know before purchasing a contract. Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

•	has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),
•	is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and
•	allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.

The Contract is not suitable for short-term investment. You may pay a deferred sales charge on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. Your Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states. To return your Contract, simply deliver or mail it to our office or to our representative who delivered the contract to you. The date of the cancellation will be the date we receive your Contract. Your purchase payment will be allocated to the Subaccounts you have selected on the date we issue your Contract.

You may obtain a Statement of Additional Information, dated May 1, 2014, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request — CNN, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us at 800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission (the “Commission”) and we incorporate it by reference into this prospectus. The table of contents of the Statement of Additional Information is at the end of this prospectus.

The Commission maintains a web site (http://www.sec.gov) that contains this prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the Contract, you may direct us to invest your payments in one or more of the following underlying funds (the “Funds”) through Penn Mutual Variable Annuity Account III (the “Separate Account”).

Penn Series Funds, Inc.	Manager
Money Market Fund	Independence Capital Management
Limited Maturity Bond Fund	Independence Capital Management
Quality Bond Fund	Independence Capital Management
High Yield Bond Fund	T. Rowe Price Associates, Inc.
Flexibly Managed Fund	T. Rowe Price Associates, Inc.
Balanced Fund	Independence Capital Management
Large Growth Stock Fund	T. Rowe Price Associates, Inc.
Large Cap Growth Fund	MFS Investment Management
Large Core Growth Fund	Wells Capital Management, Inc.
Large Cap Value Fund	Loomis, Sayles & Company, L.P.
Large Core Value Fund	Eaton Vance Management
Index 500 Fund	SSgA Funds Management, Inc.
Mid Cap Growth Fund	Ivy Investment Management Company
Mid Cap Value Fund	Neuberger Berman Management LLC
Mid Core Value Fund	American Century Investment Management, Inc.
SMID Cap Growth Fund	Wells Capital Management, Inc.
SMID Cap Value Fund	AllianceBernstein L.P.
Small Cap Growth Fund	Janus Capital Management LLC
Small Cap Value Fund	Goldman Sachs Asset Management L.P.
Small Cap Index Fund	SSgA Funds Management, Inc.
Developed International Index Fund	SSgA Funds Management, Inc.
International Equity Fund	Vontobel Asset Management, Inc.
Emerging Markets Equity Fund	Morgan Stanley Investment Management, Inc.
Real Estate Securities Fund	Cohen & Steers Capital Management, Inc.
Aggressive Allocation Fund	Independence Capital Management
Moderately Aggressive Allocation Fund	Independence Capital Management
Moderate Allocation Fund	Independence Capital Management
Moderately Conservative Allocation Fund	Independence Capital Management
Conservative Allocation Fund	Independence Capital Management

A prospectus for each of these Funds accompanies this prospectus.

2

PROSPECTUS CONTENTS

3

APPENDIX A	A-1

4

GLOSSARY

Accumulation Period:  A period that begins with your first purchase payment and ends on the Annuity Date.

Accumulation Unit:  A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

Administrative Office:  A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

Annuitant:  The person during whose life annuity payments are made.

Annuity Date:  The date on which annuity payments start.

Annuity Payout Period:  The period of time, starting on the Annuity Date, during which we make annuity payments.

Annuity Unit:  A unit of measure used to calculate the amount of each variable annuity payment.

Beneficiary:  The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

Code:  The Internal Revenue Code of 1986, as amended.

Contract:  The combination variable and fixed annuity contract described in this prospectus.

Contract Owner:  The person named in the Contract as the Contract Owner.

Contract Value:  The sum of the Variable Account Value and the Fixed Interest Account Value.

Contract Year:  Each twelve-month period following the contract date.

Dollar Cost Averaging Account:  The fixed account option available under the Contract that is used in conjunction with our dollar cost averaging program. We offer a Six Month Dollar Cost Averaging Account.

Fixed Interest Account Value:  The value of amounts held under the Contract in the fixed interest account.

Fund:  An open-end management investment company registered with the Securities and Exchange Commission (commonly known as a “mutual fund”) in which a Subaccount of a Separate Account invests all of its assets.

Separate Account:  Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended.

Subaccount:  A division of the Separate Account which holds shares of the Funds.

Valuation Period:  The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

Variable Account Value:  The value of amounts held under the Contract in all Subaccounts of the Separate Account.

5

We or Us:  “We” or “us” means The Penn Mutual Life Insurance Company, also referred to in this prospectus as Penn Mutual or the Company.

You:  “You” means the Contract Owner or prospective Contract Owner.

6

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchase Payments	None

Maximum Contingent Deferred Sales Charge	7%(a)

Transfer Fee	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Maximum Annual Contract Administration Charge	$30(b)
Separate Account Annual Expenses (as a percentage of Variable Account Value)
Mortality and Expense Risk Charge	1.25%
Account Fees and Expenses	None

Total Separate Account Annual Expenses (without riders)	1.25%
Contract Rider Charges (Optional)
Estate Enhancement Death Benefit Rider (for Annuitants Age 60 and Under)	0.20%(c)
Estate Enhancement Death Benefit Rider (for Annuitants Age 61 to 70)	0.30%(d)
Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80)	0.60%(e)
Total Separate Account Annual Expenses, Including Maximum Charge for Estate Enhancement Death Benefit Rider (as a percentage of Variable Account Value)	1.85%(f)

Optional Death Benefit Enhancement Riders(g)	Monthly Charge Per $1,000 of Benefit
	Minimum	Maximum
	$0.208	$17.292

(a)	You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 9% of the purchase payments that you allocate to the Separate Account. After your first contract year, you will not pay this charge on your first withdrawal in a contract year unless it exceeds 10% of your Contract Value. See What Charges Do I Pay? in this prospectus.
(b)	You pay $30 or 2% of the Variable Account Value, whichever is less. See What Charges Do I Pay? in this prospectus.
(c)	The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%. See What Charges Do I Pay? in this prospectus.
(d)	The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%. See What Charges Do I Pay? in this prospectus.
(e)	The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%. See What Charges Do I Pay? in this prospectus.
(f)	This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.25% and 1.85%, depending on whether you choose an optional Estate Enhancement Death Benefit Rider and, if you do, the Annuitant’s age. See What Charges Do I Pay? in this prospectus.
(g)	A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for those riders depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the Subaccounts of the Separate Account. See What Charges Do I Pay? in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Maximum and Minimum Total Fund Operating Expenses	Minimum:	Maximum:
(expenses that are deducted from assets of the Funds, including management fees and other expenses)	0.40%	1.68%

7

The following table provides more specific detail about the total fund operating expenses for each fund.

Penn Series Funds, Inc.

Underlying Fund Annual Expenses (as a % of portfolio average net assets)

Fund(1)	Investment Advisory Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Fund Expenses	Less Fee Waivers; Plus Recouped Fees		Net Fund Expenses
Money Market	0.33%	(2),(3)	0.29%		0.00%	0.62%	0.00%		0.62%
Limited Maturity Bond	0.46%	(3)	0.27%		0.01%	0.74%	0.00%		0.74%
Quality Bond	0.44%	(3)	0.25%		0.02%	0.71%	0.00%		0.71%
High Yield Bond	0.56%	(3)	0.32%		0.00%	0.88%	0.00%		0.88%
Flexibly Managed	0.70%	(3)	0.23%		0.00%	0.93%	0.00%		0.93%
Balanced	0.00%		0.22%		0.51%	0.73%	0.00%		0.73%
Large Growth Stock	0.72%	(3)	0.28%		0.00%	1.00%	0.00%		1.00%
Large Cap Growth	0.55%		0.35%		0.00%	0.90%	-0.01%	(4)	0.89%
Large Core Growth	0.60%		0.28%		0.00%	0.88%	0.00%		0.88%
Large Cap Value	0.67%	(3)	0.27%		0.00%	0.94%	0.00%		0.94%
Large Core Value	0.67%	(3)	0.27%		0.00%	0.94%	0.00%		0.94%
Index 500	0.13%	(3)	0.27%		0.00%	0.40%	0.00%		0.40%
Mid Cap Growth	0.70%		0.28%		0.00%	0.98%	0.01%	(5)	0.99%
Mid Cap Value	0.55%		0.27%		0.01%	0.83%	0.00%		0.83%
Mid Core Value	0.72%		0.36%		0.04%	1.12%	0.00%		1.12%
SMID Cap Growth	0.75%		0.32%		0.00%	1.07%	0.00%		1.07%
SMID Cap Value	0.95%		0.30%		0.00%	1.25%	0.00%		1.25%
Small Cap Growth	0.75%		0.32%		0.00%	1.07%	0.00%		1.07%
Small Cap Value	0.72%	(3)	0.28%		0.08%	1.08%	0.01%	(5)	1.09%
Small Cap Index	0.30%		0.41%		0.10%	0.81%	0.00%		0.81%
Developed International Index	0.30%		0.51%	(6)	0.00%	0.81%	0.00%		0.81%
International Equity	0.85%	(3)	0.30%	(6)	0.00%	1.15%	0.00%		1.15%
Emerging Markets Equity	1.18%		0.50%	(6)	0.00%	1.68%	0.00%		1.68%
Real Estate Securities	0.70%		0.29%		0.00%	0.99%	0.00%		0.99%
Aggressive Allocation	0.12%	(3)	0.23%		0.98%	1.33%	0.00%		1.33%
Moderately Aggressive Allocation	0.12%	(3)	0.21%		0.92%	1.25%	0.00%		1.25%
Moderate Allocation	0.12%	(3)	0.21%		0.86%	1.19%	0.00%		1.19%
Moderately Conservative Allocation	0.12%	(3)	0.22%		0.79%	1.13%	0.00%		1.13%
Conservative Allocation	0.12%	(3)	0.23%		0.70%	1.05%	0.00%		1.05%

(1)	There is an expense limitation agreement under which a portion of each Fund’s fees and expenses will be waived and/or reimbursed to the extent necessary to keep total operating expenses of each Fund from exceeding the amounts shown below. This agreement is limited to a Fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses (excluding the Balanced Fund), which are indirect expenses incurred by each Fund through its investments in the underlying funds. Further, this agreement is expected to continue through April 30, 2015. The agreement may be terminated by a majority vote of the Company’s Board of Directors for any reason and at any time. The agreement may also be terminated, effective as of the close of business on April 30, 2015, by the Fund’s investment adviser and Penn Mutual, upon at least sixty days’ prior written notice or such shorter notice period as approved by a majority vote of the Company’s Board of Directors and Independent Directors (the Directors who are not “interested persons” of the Fund) voting separately. Unless terminated, this agreement will continue in effect from year to year for successive one-year periods. Under this agreement, to the extent Penn Mutual and the Fund’s investment adviser do not have an obligation to waive their fees and/or reimburse expenses of the Fund (e.g., the Fund is operating at or below its expense limitation), the Fund will reimburse Penn Mutual and/or the Fund’s investment adviser for amounts previously waived or reimbursed by Penn Mutual and the investment adviser, if any, during the Fund’s preceding three fiscal years.

8

Fund	Expense Limitation	Fund	Expense Limitation
Money Market	0.64%	SMID Cap Growth	1.07%
Limited Maturity Bond	0.74%	SMID Cap Value	1.26%
Quality Bond	0.73%	Small Cap Growth	1.13%
High Yield Bond	0.92%	Small Cap Value	1.02%
Flexibly Managed	0.94%	Small Cap Index	0.74%
Balanced	0.79%	Developed International Index	0.94%
Large Growth Stock	1.02%	International Equity	1.20%
Large Cap Growth	0.89%	Emerging Markets Equity	1.78%
Large Core Growth	0.90%	Real Estate Securities	1.02%
Large Cap Value	0.96%	Aggressive Allocation	0.40%
Large Core Value	0.96%	Moderately Aggressive Allocation	0.34%
Index 500	0.42%	Moderate Allocation	0.34%
Mid Cap Growth	1.00%	Moderately Conservative Allocation	0.35%
Mid Cap Value	0.83%	Conservative Allocation	0.38%
Mid Core Value	1.11%

(2)	The Money Market Fund’s actual total operating expenses for the most recent year were less than the Fund’s Expense Limitation amount shown above because the Fund’s investment adviser and Penn Mutual voluntarily waived and/or reimbursed expenses to the extent necessary to maintain the Fund’s net yield at a certain level as determined by Penn Mutual and the Fund’s investment adviser. Penn Mutual and the Fund’s investment adviser may recapture from the Fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. During the prior fiscal year, the Money Market Fund did not reimburse the Fund’s investment adviser or Penn Mutual for previously waived or reimbursed fees and expenses.
(3)	The Investment Advisory Fee of each Fund, except the Small Cap Value Fund, has been restated to reflect an increase in the Fund’s Investment Advisory Fee approved by Fund shareholders on February 13, 2014. The Small Cap Value Fund’s Investment Advisory Fee has been restated to reflect a decrease in its Investment Advisory Fee.
(4)	Pursuant to the expense limitation agreement, Penn Mutual and the Fund’s investment adviser waived fees and/or reimbursed expenses in the amount of 0.01% of average daily net assets during the fiscal year ended 2013.
(5)	Pursuant to the expense limitation agreement, 0.01% of the previously waived advisory fees for each of the Mid Cap Growth Fund and Small Cap Value Fund was recouped by Penn Mutual and/or by the Fund’s investment adviser during the fiscal year ended 2013.
(6)	The Fund’s Other Expenses have been restated to reflect a reduction of certain Other Expenses.

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectus of Penn Series Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period and have purchased riders with maximum charges*:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$1,010	$1,598	$2,243	$4,042
Assuming Minimum Total Annual Fund Expenses	$892	$1,240	$1,646	$2,862

9

(2)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have purchased riders with maximum charges*:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$371	$1,128	$1,905	$3,938
Assuming Minimum Total Annual Fund Expenses	$244	$750	$1,284	$2,743

(3)	If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$955	$1,432	$1,968	$3,509
Assuming Minimum Total Annual Fund Expenses	$836	$1,068	$1,353	$2,250

(4)	If you do not surrender your Contract or if you annuitize at the end of the applicable time period and you have not purchased any riders:

	One Year	Three Years	Five Years	Ten Years
Assuming Maximum Total Annual Fund Expenses	$312	$953	$1,619	$3,398
Assuming Minimum Total Annual Fund Expenses	$184	$568	$978	$2,123

*	The examples do not reflect charges for any Optional Death Benefit Enhancement Riders because the examples assume a 5% rate of return. There is no charge for either Optional Death Benefit Enhancement Riders for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

Appendix A to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the statutory financial statements of the Company appear in the Statement of Additional Information. The statutory financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contract.

THE PENN MUTUAL LIFE INSURANCE COMPANY

Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is The Penn Mutual Life Insurance Company Attn: Customer Service Group, Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

Penn Mutual established Penn Mutual Variable Annuity Account III (the “Separate Account”) on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a “separate account” within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

•	The income, gains and losses, whether or not realized, of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

10

•	The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2013 are included in the Statement of Additional Information referred to on the cover page of this prospectus.

Investment Options in the Separate Account

The Separate Account currently has Subaccounts that invest in the following Funds:

Penn Series Funds, Inc.

Money Market Fund — The Fund seeks to preserve shareholder capital, maintain liquidity and achieve the highest possible level of current income by investing in a diversified portfolio of high-quality money market instruments, which are rated within the two highest credit categories assigned by recognized rating organizations or, if not rated, are of comparable investment quality as determined by Independence Capital Management, Inc.

Limited Maturity Bond Fund — The Fund seeks to provide the highest available current income consistent with liquidity and low risk to principal, and total return as a secondary objective, by investing at least 80% of its net assets in debt securities, such as bonds, notes, money market securities and other debt obligations.

Quality Bond Fund — The Fund seeks to provide the highest income over the long-term that is consistent with the preservation of principal by investing at least 80% of its net assets in debt securities, such as corporate bonds, U.S. government bonds, U.S. government agency securities, commercial paper, mortgage-backed securities, such as collateralized mortgage obligations, asset-backed securities, money market securities and other debt obligations.

High Yield Bond Fund — The Fund seeks to realize high current income by investing, under normal circumstances, at least 80% of its net assets in a widely diversified portfolio of high yield corporate bonds, often called “junk bonds,” income-producing convertible securities and preferred stocks.

Flexibly Managed Fund — The Fund seeks to maximize total return (capital appreciation and income) by investing primarily in common stocks of established U.S. companies that the Fund believes have above-average potential for capital growth.

Balanced Fund — The Fund seeks to achieve long-term growth and current income by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with the Fund’s target asset allocation. The Fund also may invest directly in equity and fixed income securities and cash equivalents, including money market securities.

Large Growth Stock Fund — The Fund seeks to achieve long-term growth of capital and increase of future income by investing, under normal circumstances, at least 80% of its net assets in common stocks of large capitalization companies (companies with market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase).

Large Cap Growth Fund — The Fund seeks to achieve long-term capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations (companies with market capitalizations of more than $3 billion at the time of purchase).

Large Core Growth Fund — The Fund seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common and preferred stocks of large capitalization U.S. companies (companies that have market capitalizations that fall within the market capitalization range of companies in

11

the Russell 1000® Growth Index at the time of purchase). Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large capitalization companies.

Large Cap Value Fund — The Fund seeks to achieve long-term growth of capital primarily by investing, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies (companies that have market capitalizations of more than $5 billion at the time of purchase).

Large Core Value Fund — The Fund seeks to achieve total return by investing primarily in value stocks of large capitalization companies (companies that have market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000® Value Index at the time of purchase). Under normal circumstances, the Fund invests at least 80% of its net assets in securities of large capitalization companies.

Index 500 Fund — The Fund seeks to achieve total return (capital appreciation and income) which corresponds to that of the S&P 500® Index by investing, under normal circumstances, at least 80% of its net assets in securities listed in the S&P 500® Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index.

Mid Cap Growth Fund — The Fund seeks to maximize capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-cap companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell MidCap® Index at the time of purchase).

Mid Cap Value Fund — The Fund seeks to achieve growth of capital by investing, under normal market conditions, at least 80% of its net assets in equity securities of mid-cap companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell MidCap® Index at the time of purchase).

Mid Core Value Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium capitalization companies (companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies, for inclusion in the Fund’s portfolio).

SMID Cap Growth Fund — The Fund seeks to achieve long-term growth of capital (capital appreciation) by investing primarily in common stocks of small and medium capitalization U.S. companies (companies that have market capitalizations that fall within the market capitalization range of companies in the Russell 2500® Growth Index at the time of purchase). Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies.

SMID Cap Value Fund — The Fund seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies (companies that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500™ Value Index). Under normal circumstances, the Fund invests at least 80% of its net assets in securities of small and medium capitalization companies.

Small Cap Growth Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities of small capitalization companies (companies that have market capitalizations of less than $4 billion at the time of purchase).

Small Cap Value Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment.

12

Small Cap Index Fund — The Fund seeks to replicate the returns and characteristics of a small cap index by investing, under normal circumstances, at least 80% of its net assets in securities listed in the Russell 2000® Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Index.

Developed International Index Fund — The Fund seeks to replicate the returns and characteristics of an international index composed of securities from developed countries by investing, under normal circumstances, at least 80% of its net assets in securities listed in the Morgan Stanley Capital International® Europe, Australasia, Far East (MSCI EAFE) Index. Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including American Depositary Receipts and Global Depositary Receipts) and close substitutes (such as index futures contracts) that are designed to track the MSCI EAFE Index.

International Equity Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin.

Emerging Markets Equity Fund — The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities located in emerging market countries. For the Fund, an issuer is considered to be located in an emerging market country if, at the time of investment: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in emerging market countries, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Real Estate Securities Fund — The Fund seeks to achieve a high total return consistent with reasonable investment risks by investing, under normal circumstances, at least 80%, and normally substantially all, of its net assets in common stocks and other equity securities issued by real estate companies, including real estate investment trusts.

Aggressive Allocation Fund — The Fund seeks to achieve long-term capital growth consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Moderately Aggressive Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Moderate Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Moderately Conservative Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Conservative Allocation Fund — The Fund seeks to achieve long-term capital growth and current income consistent with its asset allocation strategy by using a “fund-of-funds” strategy and investing in a combination of other portfolios of Penn Series Funds, Inc. in accordance with its target asset allocations.

Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Large Growth Stock and High Yield Bond Funds. Wells Capital

13

Management, Inc., San Francisco, California, is investment sub-adviser to the Large Core Growth and SMID Cap Growth Fund. Ivy Investment Management Company, Shawnee Mission, Kansas, is investment sub-adviser to the Mid Cap Growth Fund. MFS Investment Management, Boston, Massachusetts, is investment sub-adviser to the Large Cap Growth Fund. Neuberger Berman Management LLC, New York, New York, is investment sub-adviser to the Mid Cap Value Fund. American Century Investment Management, Inc., Kansas City, Missouri, is investment sub-adviser to the Mid Core Value Fund. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Cohen & Steers Capital Management, Inc., New York, New York, is investment sub-adviser to the Real Estate Securities Fund. Janus Capital Management LLC, Denver, Colorado, is investment sub-adviser to the Small Cap Growth Fund. Eaton Vance Management, Boston, Massachusetts, is investment sub-adviser to the Large Core Value Fund. AllianceBernstein L.P., New York, New York, is investment sub-adviser to the SMID Cap Value Fund. Morgan Stanley Investment Management, Inc., New York, New York, is investment sub-adviser to the Emerging Markets Equity Fund. SSgA Funds Management, Inc., Boston, Massachusetts, is investment sub-adviser to the Index 500, Small Cap Index and Developed International Index Funds. Loomis, Sayles & Company, L.P., Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund.

Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and statements of additional information.

Read the prospectuses of these Funds carefully before investing.  You may obtain copies of the prospectuses which contain additional information about the Funds including their investment objectives and policies and expenses, without charge, by writing to The Penn Mutual Life Insurance Company, Customer Service Group — C3R, Philadelphia, PA, 19172. Or, you may call, toll free, 800-523-0650.

Voting Instructions

You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

Accumulation Units — Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received from you or the agent of record (pursuant to your instructions) at our Administrative Office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current Valuation Period. The net investment factor measures (1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

14

THE FIXED INTEREST ACCOUNT

The fixed interest account is part of the Company’s general investment account. Interests in the fixed interest account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This prospectus generally discusses only the variable portion of the Contract. The staff of the Commission has not reviewed the disclosure in this prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in the Separate Account, through which you may invest in one or more of the available Funds. See THE SEPARATE ACCOUNT in this prospectus.

In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to a fixed interest account. The fixed interest account is funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this prospectus.

You decide, within Contract limits,

•	how often you make a purchase payment and how much you invest;

•	the Funds and/or fixed interest account in which your purchase payments are invested;

•	whether or not to transfer money among the available Funds and fixed interest account;

•	the type of annuity that we pay and who receives it;

•	the Beneficiary or Beneficiaries to whom we pay death benefits; and

•	the amount and frequency of withdrawals from the Contract Value.

Your Contract has

•	an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

•	an Annuity Payout Period, during which we make annuity payments to you. Your Annuity Payout Period begins on your Annuity Date.

We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available. We will notify you of any material contract amendment and mutual fund substitutions.

You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

15

How Do I Purchase a Contract?

Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our Administrative Office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 4400 Computer Drive, Westborough, MA 01581. We usually accept an application to purchase a Contract within two business days after we receive it at our Administrative Office. If you send us an incomplete application, we will deposit your purchase payment in a non-interest bearing suspense account, and will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

For Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $2,000 and the minimum for each subsequent purchase payment is $1,000. The Contract form describes a total purchase payment maximum of $2 million. We will accept up to $2 million in cumulative purchase payments per annuitant, across all Variable Annuity contracts with Penn Mutual.

We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments.

What Types of Annuity Payments May I Choose?

You may choose:

•	An annuity for a set number of years (5 to 30 years) — Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

•	A life annuity — Annuity payments will continue until the Annuitant’s death;

•

A life annuity with payments guaranteed for 10 or 20 years — Annuity payments will continue until the Annuitant’s death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

•	A joint and survivor life annuity — Annuity payments will continue until the death of the surviving joint Annuitant; or

•	Any other form of annuity that we may agree upon.

You may choose a person other than yourself to be the Annuitant. The shorter the expected length of the Annuity Payout Period, the larger each payment will be.

Variable Annuity Payments.  The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, frequency with which you receive payments, and the annuity purchase rates and charges in your Contract.

Your initial variable annuity payment will be based on the assumed annual net investment return you choose. You will be able to choose an assumed annual net investment return of 3.5% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease. If you choose the 5% assumed rate, your initial payment will be higher, but you will need better investment performance in order to keep annuity payments from declining.

16

You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

Fixed Annuity Payments Under a Contract.  The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

Other Information. — Unless you tell us otherwise:

•	You will receive a life annuity with payments guaranteed for 10 years.

•

If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the later of Annuitant’s 95th birthday or 10 years after your Contract is issued. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our Administrative Office at least 30 days prior to the current Annuity Date. The Annuity Date under a Contract may not be earlier than the first contract anniversary.

If the Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each.

For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

What Are the Death Benefits Under My Contract?

You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our Administrative Office receives proof of death, i.e., a death certificate or other official document establishing death, and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

Contracts sold in most states provide that if the Annuitant dies prior to the Annuity Date, we will pay your Beneficiary a guaranteed minimum death benefit, which is the greater of

•	the sum of all purchase payments, adjusted for forfeitures, withdrawals and contract transfers, or

•

the Contract Value for the Valuation Period in which proof of death, i.e., a death certificate or other official document establishing death, and any other required information needed to make payment is received at our Administrative Office.

The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment upon request, however, the death benefit payment amount will be invested in the variable subaccounts, as allocated by the previous owner, and must be paid out by 12/31 of the 5th year following death.

17

If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent’s death. Payments may not be made over a period longer than the Beneficiary’s life or life expectancy (whichever is longer).

If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or elect to become the Contract Owner. If the spouse elects to become the Contract Owner and continue the Contract, the Contract Value will equal the death benefit due on the Annuitant’s death, including any amounts due under any Optional Death Benefit Enhancement Rider or Estate Enhancement Death Benefit Rider. Thereafter, the continued Contract will not have a guaranteed minimum death benefit nor will any Optional Death Benefit Riders be available.

If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

Same sex marriages that are recognized as marriages under the law of the jurisdiction in which the marriage occurred are so recognized under federal law and will be afforded the same tax treatment and spousal annuity provisions. However, the IRS currently takes the position that relationships such as civil unions and domestic partnerships that are not recognized as marriages under applicable state (or foreign) law are not recognized as marriages for federal tax purposes. Please consult a tax or legal advisor for details and up-to-date information.

For further information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

Optional Death Benefit Enhancement Riders.  If the Annuitant is age 75 or less, you may purchase a Death Benefit Enhancement Rider as part of your Contract at the time we issue the Contract. If you purchase a Death Benefit Enhancement Rider, we will pay your Beneficiary(ies), upon the Annuitant’s death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

We offer two different death benefit enhancement riders: the Rising Floor Death Benefit Enhancement Rider and the Step-Up Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The riders are payable through age 95. The Death Benefit Enhancement from either of these riders is limited to $1 million.

Rising Floor Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the contract date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount, defined below, as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the first day of the calendar month following the contract date, the Minimum Death Benefit Amount equals purchase payments paid into the Separate Account minus withdrawals taken from the Separate Account.

On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a)	is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5% applied until the Annuitant reaches age 80;

18

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal, multiplied by the amount of the withdrawal.

Because the Minimum Death Benefit Amount under this rider is calculated based upon the allocations to the Separate Account, increasing your purchase payments allocated to the Separate Account will increase the value of the Minimum Death Benefit Amount.

Step-Up Death Benefit Enhancement Rider.  If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each contract anniversary before age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month, or (b) the sum of the purchase payments paid into the Separate Account less any withdrawals from the Separate Account.

On the contract date, the Minimum Death Benefit Amount is equal to purchase payments paid into the Separate Account.

On the first day of the calendar month following the first contract anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first contract anniversary.

On the first day of the calendar month following the contract date and all subsequent calendar months prior to the next contract anniversary, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

(a)	is the Minimum Death Benefit Amount as of the later of the contract date and the first day of the prior calendar month;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

On the first day of the calendar month following contract anniversary, the Minimum Death Benefit Amount is equal to the greater of (1) and (2) where:

(1)	is (a) plus (b) minus (c) as follows:

(a)	is the Minimum Death Benefit Amount as of the first day of the prior calendar month;

(b)	is purchase payments paid into the Separate Account during the prior calendar month; and

(c)	is an adjustment for withdrawals taken from the Separate Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

19

(2)	is (a) plus (b) minus (c) as follows:

(a)	is the Variable Account Value on the prior contract anniversary until the Annuitant reaches age 80;

(b)	is purchase payments paid into the Separate Account since the prior contract anniversary; and

(c)	is an adjustment for withdrawals taken from the Separate Account since the prior contract anniversary. The adjustment is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

The Minimum Death Benefit Amount under this rider is based on the Variable Account Value. Accordingly, the amount of the premiums allocated to the Separate Account and investment experience are the factors which affect the Minimum Death Benefit Amount.

Optional Estate Enhancement Death Benefit Rider.  You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Interest Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80 at date of issue of the Contract.

Example 1.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Interest Account Value is $30,000. The benefit amount before applying the limit would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Interest Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the benefit amount before applying the limit is less than the cap. Therefore, the estate enhancement death benefit would be $14,000.

Example 2.  Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $190,000 and the Fixed Account Value is $130,000. The benefit amount before applying the limit would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Interest Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the benefit amount before applying the limit is greater than the cap. Therefore, the estate enhancement death benefit would be capped at $48,000.

For information on the cost of the estate enhancement death benefit, see What Charges Do I Pay? in this prospectus.

20

We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Separate Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Separate Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Separate Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal, or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

Treatment of Transfers.  Transfers into the Separate Account will be treated as purchase payments allocated to the Separate Account. Similarly, transfers out of the Separate Account will be treated as withdrawals from the Separate Account. The enhanced death benefit riders will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

Charge.  We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior contract anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the contract anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

For information on the cost of the death benefit enhancement riders, see What Charges Do I Pay? in this prospectus.

For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

May I Transfer Money Among Investment Options?

You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest account. You may transfer from the fixed interest account to Subaccounts of the Separate Account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less. After the transfer, there must be $250 remaining in the Subaccounts and fixed interest accounts in which you are invested.

General Rules.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office. A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions, including instructions from the agent of record, communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing, up to and including rejecting transactions we reasonably believe are market timing transactions, when we believe it is in the interest of all of our Contract Owners to do so. However, we may not be able to detect all market timing and may not be able to prevent frequent transfers, and any possible harm caused, by those we do detect.

Frequent Trading Risks.  We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among

21

Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, Annuitants, insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value. The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

Frequent Trading Policies.  We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

(1)	A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

(2)	If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner’s original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

(3)	Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

Dollar Cost Averaging.  Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, or the Quality Bond Subaccount. Instead of one of the three variable Subaccounts, you may dollar cost average from a Six Month Dollar Cost Averaging Account. This account is only available for new purchase payments and is not available if you already have a dollar cost averaging program in effect. If you stop the program while in the Six Month Dollar Cost Averaging Account, any money left in the account will be transferred in accordance with your instructions. If instruction is not received from the Contract Owner, the remaining balance will be transferred to the Money Market account.

22

Automatic Rebalancing.  Automatic rebalancing is a way to maintain your desired asset allocation percentages and is available if your Contract Value is at least $10,000. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs. Transfers under the dollar cost averaging and automatic rebalancing programs are not counted against your transfer limitations of no more than two transfers per month and no more than twelve per year as set forth above.

Additional Information.  Transfers will be based on values at the end of the Valuation Period in which the transfer request is received at our Administrative Office.

A transfer request must be received at our Administrative Office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

May I Withdraw Any of My Money?

Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our Administrative Office. We normally will pay you within seven days. You may pay a contingent deferred sales charge when you withdraw Contract Value. See What Charges Do I Pay — Contingent Deferred Sales Charge. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

•	A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

•

If you do not tell us otherwise, the withdrawal will first be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the fixed interest account.

Systematic Withdrawals.  If you have not taken a lump sum free withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a contract year cannot exceed your free withdrawal amount, and the minimum amount of each withdrawal payment is $50. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

403(b) Withdrawals.  There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan, may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this prospectus.

23

Deferment of Payments and Transfers

We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the NYSE is closed (other than customary weekend and holiday closings); (b) trading on the NYSE is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

What Charges Do I Pay?

The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

Administration Charges.  These charges reimburse us for administering the Contract and the Separate Account.

•

We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

Mortality and Expense Risk Charge

•

We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

•

We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

Contingent Deferred Sales Charge

This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

24

The following table shows the schedule of the contingent deferred sales charge that will apply to the amount withdrawn, after allowing for the free withdrawals described below.

Withdrawal During Contract Year	Deferred Sales Charge as a Percentage of Amount Withdrawn
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.5%
6	3.0%
7	2.5%
8	2.0%
9	1.5%
10	1.0%
11 and later	No Charge

Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 9% of the total of all purchase payments credited to the Separate Account.

The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

Free Withdrawals.  The following withdrawals may be made free of the contingent deferred sales charge.

Medically Related Withdrawal.  Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row, or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

Disability Related Withdrawal.  You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if (1) you (you or the Annuitant for qualified Contracts) are disabled as defined in Section 72(m)(7) of the Internal Revenue Code and as applied under the Social Security Act, and (2) the disability began after the Contract Date, and (3) the disability has continued without interruption for four months.

25

Contract Rider Charges.  You may elect to purchase optional contract riders to increase the benefits paid under your Contract.

Estate Enhancement Death Benefit Rider.  For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Interest Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

The charge for the estate enhancement death benefit rider will be made on each contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value.

Death Benefit Enhancement Riders.  We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the contract anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior contract anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the Subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Death Benefit Enhancement Rider or the Step-Up Death Benefit Enhancement Rider.

Attained Age	Monthly Charge per $1,000 of Benefit
Less than 40	$0.208
40-44	0.208
45-49	0.333
50-54	0.458
55-59	0.708
60-64	1.083
65-69	1.667
70-74	2.708
75-79	4.250
80-84	7.083
85-89	11.000
90-94	17.292

Underlying Fund Charges.  The Funds assess fees and charges that you pay indirectly through your investment in subaccounts. For more information about these fees see EXPENSES in this prospectus and the fee table in a Fund’s prospectus.

Premium Taxes.  Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.50%.

The Company or an affiliate may receive asset-based compensation from the Funds’ advisors or their affiliates for, among other things, customer service and recordkeeping services with respect to those assets. These payments are not charges under your Contract and do not increase the Underlying Fund or Contract charges described in this section or in the fee table.

26

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT

General Information

You may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the One Year Guaranteed Account; (2) the Three Year Guaranteed Account; (3) the Five Year Guaranteed Account; and (4) the Seven Year Guaranteed Account. The minimum amount for an allocation to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account, or the Seven Year Guaranteed Account is $250. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee that the effective annual rate of interest on allocations to all fixed interest options will not be less than the minimum rate required by your state.

You may transfer all or a portion of amounts in a fixed interest option of the Fixed Interest Account to Subaccounts or to another fixed interest option within the Fixed Interest Account during the 25 days following the expiration of the declared interest rate period for the option. The minimum transfer is $250. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Interest Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

Loans Under Section 403(b) Contracts

If your Contract qualifies under Section 403(b) of the Internal Revenue Code of 1986, as amended, (the “Code”), and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Subaccounts to an account in our general account called the “Restricted Account.” Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your contract anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts to the other investment options offered under the Contract.

If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your loan request and agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

27

FEDERAL INCOME TAX CONSIDERATIONS

The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your Beneficiary as a withdrawal, death benefit or an annuity payment.

Same sex marriages that are recognized as marriages under the law of the jurisdiction in which the marriage occurred are so recognized under federal law and will be afforded the same tax treatment and spousal annuity provisions. However, the IRS currently takes the position that relationships such as civil unions and domestic partnerships that are not recognized as marriages under applicable state (or foreign) law are not recognized as marriages for federal tax purposes. Please consult a tax or legal advisor for details and up-to-date information.

Withdrawals and Death Benefits.  You may pay tax on a withdrawal, and your Beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

Annuity Payments.  The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity Contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a Contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

Early Withdrawals.  An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

•

early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

•	withdrawals made on or after age 59 1/2;

•	distributions made after death; and

•	withdrawals attributable to total and permanent disability.

Transfers.  You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. If the transfer is less than adequate consideration, the taxable portion would be the Contract Value at the time of the transfer over the investment in the Contract at such time.

Separate Account Diversification.  Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity

28

separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be “adequately diversified” in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular Subaccounts without being treated as owners of the underlying shares. No such regulations have been issued to date. The Internal Revenue Service has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 subaccounts and make not more than one transfer per month without charge did not result in the owner of a contract being treated as the owner of the assets in the subaccount under the investment control doctrine.

The ownership rights under your Contact are similar to, but different in certain respects from, those described by the IRS in Revenue Ruling 2003-91 and other rulings in which it was determined that contract owners were not owners of the subaccount assets. Although we do not believe this to be the case, these differences could result in Contact owners being treated as the owners of the assets of the Subaccounts under the Contract. We, therefore, reserve the right to modify the Contact as necessary to attempt to prevent the owners of the Contact from being considered the owners of a pro rata share of the assets of the Subaccounts under the Contact. It is possible that when regulations or additional rulings are issued, the Contracts may need to be modified to comply with them.

Qualified Plans.  The Contract may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

29

This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

DISTRIBUTION ARRANGEMENTS

Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. (“HTK”) to act as principal underwriter for the distribution and sale of the Contracts. HTK is a wholly owned subsidiary of Penn Mutual and is located at 600 Dresher Road, Suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the Contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the Contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the Contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as “trails” or “residuals”), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.0%.

In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a “preferred” status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

Finally, within certain limits imposed by FINRA, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this Contract rather than other investment options.

Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the Contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.

30

31

APPENDIX A

This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$23.676	$23.972	$24.270	$24.573	$24.774
Accumulation Unit Value, end of period	$23.384	$23.676	$23.972	$24.270	$24.573
Number of Accumulation Units outstanding, end of period	213,004	210,983	238,144	240,231	315,122

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$24.435	$23.572	$22.809	$22.462	$22.258
Accumulation Unit Value, end of period	$24.774	$24.435	$23.572	$22.809	$22.462
Number of Accumulation Units outstanding, end of period	443,259	468,495	323,605	337,233	440,650

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$17.276	$17.387	$17.220	$16.812	$16.708
Accumulation Unit Value, end of period	$17.047	$17.276	$17.387	$17.220	$16.812
Number of Accumulation Units outstanding, end of period	157,772	175,285	180,706	207,432	206,504

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$16.108	$15.502	$15.021	$14.891	$14.736
Accumulation Unit Value, end of period	$16.708	$16.108	$15.502	$15.021	$14.891
Number of Accumulation Units outstanding, end of period	252,452	326,313	346,764	311,508	377,834

PENN SERIES QUALITY BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$40.664	$39.892	$36.680	$35.020	$33.448
Accumulation Unit Value, end of period	$38.967	$40.664	$39.892	$36.680	$35.020
Number of Accumulation Units outstanding, end of period	324,876	378,894	420,961	506,045	528,281

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$32.227	$30.690	$29.524	$29.165	$28.234
Accumulation Unit Value, end of period	$33.448	$32.227	$30.690	$29.524	$29.165
Number of Accumulation Units outstanding, end of period	585,649	691,442	736,923	818,298	961,735

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$77.563	$68.556	$67.346	$59.729	$41.229
Accumulation Unit Value, end of period	$82.657	$77.563	$68.556	$67.346	$59.729
Number of Accumulation Units outstanding, end of period	133,053	152,829	171,745	208,225	231,719

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$55.009	$53.785	$49.524	$48.635	$44.482
Accumulation Unit Value, end of period	$41.229	$55.009	$53.785	$49.524	$48.635
Number of Accumulation Units outstanding, end of period	261,016	340,084	425,216	514,250	583,958

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$186.641	$164.730	$161.884	$143.884	$109.608
Accumulation Unit Value, end of period	$225.403	$186.641	$164.730	$161.884	$143.884
Number of Accumulation Units outstanding, end of period	806,707	871,485	970,011	1,125,670	1,267,975

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$153.793	$149.071	$130.835	$122.841	$104.894
Accumulation Unit Value, end of period	$109.608	$153.793	$149.071	$130.835	$122.841
Number of Accumulation Units outstanding, end of period	1,494,699	1,952,018	2,278,653	2,514,472	2,650,018

PENN SERIES BALANCED FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$12.422	$11.380	$10.917	$9.897	$8.488
Accumulation Unit Value, end of period	$14.322	$12.422	$11.380	$10.917	$9.897
Number of Accumulation Units outstanding, end of period	635,820	771,220	875,714	977,336	1,119,158

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.488
Number of Accumulation Units outstanding, end of period	1,348,906

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE GROWTH STOCK FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$50.978	$43.470	$44.711	$38.763	$27.461
Accumulation Unit Value, end of period	$70.038	$50.978	$43.470	$44.711	$38.763
Number of Accumulation Units outstanding, end of period	279,140	301.929	330,608	364,620	407,452

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$47.833	$44.375	$39.760	$37.930	$34.322
Accumulation Unit Value, end of period	$27.461	$47.833	$44.375	$39.760	$37.930
Number of Accumulation Units outstanding, end of period	462,225	549,132	632,535	704,398	774,981

(a)	Penn Series Growth Stock Fund Subaccount prior to September 25, 2008.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.893	$9.086	$9.868	$8.886	$6.542
Accumulation Unit Value, end of period	$12.026	$9.893	$9.086	$9.868	$8.886
Number of Accumulation Units outstanding, end of period	109,163	115,782	149,732	189,915	194,766

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$11.792	$11.404	$11.136	$11.142	$10.383
Accumulation Unit Value, end of period	$6.542	$11.792	$11.404	$11.136	$11.142
Number of Accumulation Units outstanding, end of period	189,495	217,052	328,102	354,234	378,789

PENN SERIES LARGE CORE GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$10.247	$8.934	$9.523	$8.222	$6.127
Accumulation Unit Value, end of period	$13.956	$10.247	$8.934	$9.523	$8.222
Number of Accumulation Units outstanding, end of period	1,791,460	1,992,389	2,238,611	2,570,586	2,990,016

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.127
Number of Accumulation Units outstanding, end of period	3,436,782

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$53.703	$48.025	$50.878	$44.860	$33.996
Accumulation Unit Value, end of period	$70.647	$53.703	$48.025	$50.878	$44.860
Number of Accumulation Units outstanding, end of period	472,361	532,423	596,619	681,939	777,187

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$62.157	$60.678	$51.949	$51.068	$45.821
Accumulation Unit Value, end of period	$33.996	$62.157	$60.678	$51.949	$51.068
Number of Accumulation Units outstanding, end of period	910,394	1,106,434	1,345,261	1,539,420	1,792,241

PENN SERIES LARGE CORE VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.864	$8.642	$9.133	$8.373	$7.262
Accumulation Unit Value, end of period	$12.642	$9.864	$8.642	$9.133	$8.373
Number of Accumulation Units outstanding, end of period	1,045,066	1,272,165	1,423,077	1,780,458	2,126,264

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.262
Number of Accumulation Units outstanding, end of period	2,546,868

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INDEX 500 FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$18.947	$16.585	$16.503	$14.559	$11.960
Accumulation Unit Value, end of period	$24.674	$18.947	$16.585	$16.503	$14.559
Number of Accumulation Units outstanding, end of period	779,045	860,272	988,104	1,099,666	1,298,802

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$18.518	$17.844	$15.661	$15.177	$13.911
Accumulation Unit Value, end of period	$11.960	$18.518	$17.844	$15.661	$15.177
Number of Accumulation Units outstanding, end of period	1,524,507	1,730,697	2,030,923	2,373,565	2,823,090

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$18.167	$17.341	$19.039	$15.198	$10.414
Accumulation Unit Value, end of period	$24.529	$18.167	$17.341	$19.039	$15.198
Number of Accumulation Units outstanding, end of period	350,348	396,648	443,195	497,414	576,717

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$20.623	$16.687	$15.820	$14.240	$12.947
Accumulation Unit Value, end of period	$10.414	$20.623	$16.687	$15.820	$14.240
Number of Accumulation Units outstanding, end of period	673,165	804,086	873,396	969,393	1,073,658

PENN SERIES MID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$28.287	$24.870	$26.869	$21.631	$14.901
Accumulation Unit Value, end of period	$38.049	$28.287	$24.870	$26.869	$21.631
Number of Accumulation Units outstanding, end of period	346,646	383,882	446,653	499,707	581,760

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$28.613	$27.924	$25.379	$22.876	$18.805
Accumulation Unit Value, end of period	$14.901	$28.613	$27.924	$25.379	$22.876
Number of Accumulation Units outstanding, end of period	666,104	838,484	1,010,390	1,132,860	1,174,771

PENN SERIES MID CORE VALUE FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$15.242	$13.484	$14.154	$11.425	$9.180
Accumulation Unit Value, end of period	$19.441	$15.242	$13.484	$14.154	$11.425
Number of Accumulation Units outstanding, end of period	113,289	120,093	154,740	161,693	178,156

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$15.210	$15.272	$13.779	$12.894	$10.508
Accumulation Unit Value, end of period	$9.180	$15.210	$15.272	$13.779	$12.894
Number of Accumulation Units outstanding, end of period	207,200	288,929	312,906	366,455	308,103

(a)	Penn Series Strategic Value Fund prior to September 25, 2008.

PENN SERIES SMID CAP GROWTH FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$13.021	$11.430	$12.147	$9.851	$6.471
Accumulation Unit Value, end of period	$18.368	$13.021	$11.430	$12.147	$9.851
Number of Accumulation Units outstanding, end of period	52,181	41,834	43,079	68,404	64,803

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.471
Number of Accumulation Units outstanding, end of period	5,570

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMID CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$13.204	$11.240	$12.259	$9.784	$6.805
Accumulation Unit Value, end of period	$17.994	$13.204	$11.240	$12.259	$9.784
Number of Accumulation Units outstanding, end of period	70,014	56,837	72,173	70,440	42,555

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.805
Number of Accumulation Units outstanding, end of period	2,954

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$24.984	$23.929	$27.259	$23.169	$14.778
Accumulation Unit Value, end of period	$33.953	$24.984	$23.929	$27.259	$23.169
Number of Accumulation Units outstanding, end of period	301,527	349,458	403,189	434,963	493,955

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$29.978	$28.182	$28.891	$27.527	$25.456
Accumulation Unit Value, end of period	$14.778	$29.978	$28.182	$28.891	$27.527
Number of Accumulation Units outstanding, end of period	536,727	624,495	817,610	967,455	1,171,164

(a)	Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$41.914	$36.536	$36.676	$29.302	$23.377
Accumulation Unit Value, end of period	$57.507	$41.914	$36.536	$36.676	$29.302
Number of Accumulation Units outstanding, end of period	315,071	352,428	409,776	467,605	542,836

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$32.494	$34.747	$29.960	$29.261	$25.791
Accumulation Unit Value, end of period	$23.377	$32.494	$34.747	$29.960	$29.261
Number of Accumulation Units outstanding, end of period	658,076	855,666	1,070,370	1,188,984	1,374,755

PENN SERIES SMALL CAP INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.645	$10.209	$10.826	$8.686	$6.972
Accumulation Unit Value, end of period	$15.886	$11.645	$10.209	$10.826	$8.686
Number of Accumulation Units outstanding, end of period	41,329	36,399	53,040	19,662	6,846

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$6.972
Number of Accumulation Units outstanding, end of period	—

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES DEVELOPED INTERNATIONAL INDEX FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$9.653	$8.273	$9.586	$9.034	$7.118
Accumulation Unit Value, end of period	$11.543	$9.653	$8.273	$9.586	$9.034
Number of Accumulation Units outstanding, end of period	54,192	53,530	63,760	33,185	25,031

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.118
Number of Accumulation Units outstanding, end of period	2,862

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$42.025	$35.151	$35.271	$32.153	$26.744
Accumulation Unit Value, end of period	$43.981	$42.025	$35.151	$35.271	$32.153
Number of Accumulation Units outstanding, end of period	616,580	673,004	765,768	892,580	1,004,512

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$46.120	$38.902	$30.220	$26.205	$20.410
Accumulation Unit Value, end of period	$26.744	$46.120	$38.902	$30.220	$26.205
Number of Accumulation Units outstanding, end of period	1,196,217	1,519,330	1,697,957	1,773,262	1,934,076

PENN SERIES EMERGING MARKETS EQUITY FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$10.964	$9.283	$11.525	$9.793	$5.987
Accumulation Unit Value, end of period	$10.706	$10.964	$9.283	$11.525	$9.793
Number of Accumulation Units outstanding, end of period	567,077	620,659	708,715	859,404	1,038,690

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$5.987
Number of Accumulation Units outstanding, end of period	1,083,544

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES REAL ESTATE SECURITIES FUND SUBACCOUNT(a)

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$21.751	$18.986	$17.961	$14.531	$11.629
Accumulation Unit Value, end of period	$22.153	$21.751	$18.986	$17.961	$14.531
Number of Accumulation Units outstanding, end of period	149,228	175,444	178,782	176,542	201,257

	Year Ended December 31,
	2008	2007	2006	2005	2004
Accumulation Unit Value, beginning of period	$19.426	$23.952	$18.317	$16.418	$12.266
Accumulation Unit Value, end of period	$11.629	$19.426	$23.952	$18.317	$16.418
Number of Accumulation Units outstanding, end of period	230,749	266,298	422,525	371,627	361,613

(a)	Penn Series REIT Fund prior to May 1, 2011.

PENN SERIES AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.124	$9.754	$10.251	$8.951	$7.030
Accumulation Unit Value, end of period	$13.457	$11.124	$9.754	$10.251	$8.951
Number of Accumulation Units outstanding, end of period	51,122	35,059	37,282	28,198	14,167

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.030
Number of Accumulation Units outstanding, end of period	2,095

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY AGGRESSIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$12.002	$10.695	$11.027	$9.751	$7.759
Accumulation Unit Value, end of period	$14.124	$12.002	$10.695	$11.027	$9.751
Number of Accumulation Units outstanding, end of period	126,238	92,450	82,825	72,750	94,004

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$7.759
Number of Accumulation Units outstanding, end of period	16,743

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.623	$10.610	$10.673	$9.629	$8.086
Accumulation Unit Value, end of period	$13.097	$11.623	$10.610	$10.673	$9.629
Number of Accumulation Units outstanding, end of period	236,973	295,329	259,248	187,965	133,711

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.086
Number of Accumulation Units outstanding, end of period	31,276

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES MODERATELY CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.579	$10.826	$10.671	$9.884	$8.614
Accumulation Unit Value, end of period	$12.504	$11.579	$10.826	$10.671	$9.884
Number of Accumulation Units outstanding, end of period	168,315	173,815	176,546	200,560	194,661

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$8.614
Number of Accumulation Units outstanding, end of period	61,220

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PENN SERIES CONSERVATIVE ALLOCATION FUND SUBACCOUNT

Values of an Accumulation Unit Outstanding Throughout Each Period

	Year Ended December 31,
	2013	2012	2011	2010	2009
Accumulation Unit Value, beginning of period	$11.477	$11.018	$10.735	$10.169	$9.264
Accumulation Unit Value, end of period	$11.837	$11.477	$11.018	$10.735	$10.169
Number of Accumulation Units outstanding, end of period	38,434	38,432	63,551	29,753	36,532

	Year Ended December 31,
	2008(a)
Accumulation Unit Value, beginning of period	$10.000
Accumulation Unit Value, end of period	$9.264
Number of Accumulation Units outstanding, end of period	561

(a)	For the period August 25, 2008 (date Subaccount was established) through December 31, 2008.

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose – to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that purchasing life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

Retirement Planner Variable Annuity is issued by The Penn Mutual Life Insurance Company on Policy form DIV3-04 and state variations thereof.

© 2014 The Penn Mutual Life Insurance Company, Philadelphia, PA 19172 www.pennmutual.com

PM6459

05/14

STATEMENT OF ADDITIONAL INFORMATION — MAY 1, 2014

RETIREMENT PLANNER VA/DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

Philadelphia, Pennsylvania 19172 • Telephone (800) 523-0650

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Retirement Planner VA or the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts, each dated May 1, 2014. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the “Separate Account”). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (“Penn Mutual” or the “Company”), Customer Service Group, Philadelphia, PA 19172, visit our web site at www.pennmutual.com or call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.

VARIABLE ANNUITY PAYMENTS
First Variable Annuity Payments	B-2
Subsequent Variable Annuity Payments	B-2
Annuity Units	B-2
Value of Annuity Units	B-2
Net Investment Factor	B-2
Assumed Interest Rate	B-3
Valuation Period	B-3
Transaction Valuation	B-3
ADMINISTRATIVE AND RECORDKEEPING SERVICES	B-3
DISTRIBUTION OF CONTRACTS	B-4
CUSTODIAN	B-4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-4
LEGAL MATTERS	B-4
FINANCIAL STATEMENTS	B-4

VARIABLE ANNUITY PAYMENTS

First Variable Annuity Payments

When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Retirement Planner VA are based on the Annuity 2000 Basic Table, with a choice between assumed interest rates of 3.5% and 5%. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

The United States Supreme Court has ruled that life annuity payments under an employer’s retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

Subsequent Variable Annuity Payments

The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the Valuation Period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

Annuity Units

For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

Value of Annuity Units

The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one Valuation Period to the next. For a Valuation Period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior Valuation Period multiplied by the net investment factor for the Subaccount for the Valuation Period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

Net Investment Factor

For any Subaccount, the net investment factor for a Valuation Period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

The net asset value per share of the mutual fund held in the Subaccount, as of the end of the Valuation Period

plus

The per share value of any dividend or capital gain distributions by the mutual fund if the “ex-dividend” date occurs in the Valuation Period plus or minus

A per share charge or credit, as we may determine as of the end of the Valuation Period, for provision for taxes (if applicable).

Where (b) is:

The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior Valuation Period plus or minus

The per share charge or credit for provision for taxes as of the end of the last prior Valuation Period (if applicable).

Where (c) is:

The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

Assumed Interest Rate

Except for the Retirement Planner VA, a 4% assumed interest rate is included in the annuity tables in the contracts. The Retirement Planner VA offers a choice of 3.5% or 5% assumed interest rates. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

Valuation Period

Valuation Period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

Transaction Valuation

Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our Administrative Office. Allocation, withdrawal and transfer instructions received at our Administrative Office after the close of regular trading on the NYSE will be valued based on the value of an Accumulation Unit computed as of the close of regular trading on the next NYSE business day. In order to receive a day’s closing price, instructions sent by facsimile transmission must be received by our fax server prior to the close of regular trading on that day. Telephone instructions must be received in full, containing all required information and confirmed back to the caller prior to the close of regular trading in order to receive that day’s closing price.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

Hornor, Townsend & Kent, Inc. (“HTK”), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2013, 2012, and 2011, the Company paid commissions to HTK of approximately $108,777, $157,599, and $36,122, respectively.

The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

The Company is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Company as of December 31, 2013 and 2012 and for each of the two years in the period ended December 31, 2013, and the financial statements of the Penn Mutual Variable Annuity Account III of the Company as of December 31, 2013 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP’s principal business address is at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.

LEGAL MATTERS

Bingham McCutchen LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 2020 K Street, N.W., Washington, D.C. 20006.

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the statutory financial statements of the Company appear on the following pages. The statutory financial statements of the Company should be considered only as bearing upon the Company’s ability to meet its obligations under the Contracts.

The Penn Mutual Life Insurance Company

Variable Annuity Account III

Audited Financial Statements

as of December 31, 2013

and for the periods presented

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Penn Mutual Life Insurance Company

and Contract Owners of Penn Mutual Variable Annuity Account III

of The Penn Mutual Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub accounts constituting Penn Mutual Variable Annuity Account III of The Penn Mutual Life Insurance Company at December 31, 2013, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Penn Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments by correspondence with the underlying funds’ transfer agents at December 31, 2013, provide a reasonable basis for our opinion.

April 2, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7045

T:  (267) 330 3000, F:  (267) 330 3300, www.pwc.com/us

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2013

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund
Assets:
Investments at fair value	$5,388,212,075	$77,046,655	$91,798,039	$285,971,969
Dividends receivable	658	658	—	—
Receivable for securities sold	11,971,319	—	—	—

Liabilities:
Payable for securities purchased	11,420,596	91,178	1,014,126	3,650,599

Total Net Assets	$5,388,763,456	$76,956,135	$90,783,913	$282,321,370

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA		$29,722,618	$29,909,226	$96,615,562
Diversifier II/Optimizer/Retirement Planner VA		4,980,894	2,689,494	12,659,365
Inflation Protector Variable Annuity		5,300,946	5,975,091	20,708,081
Olympia XT Advisor		—	—	—
Penn Freedom Advisor		—	—	—
Pennant Select		9,816,719	15,231,618	37,523,330
PennFreedom		21,004,841	26,731,521	83,284,850
Smart Foundation Flex		1,619,484	5,989,729	12,646,125
Smart Foundation Plus		1,401,844	2,142,710	13,008,008
Smart Foundation VA		3,108,789	2,114,524	5,876,049

Total Net Assets		$76,956,135	$90,783,913	$282,321,370

Accumulation of Unit Values:
Commander/Enhanced Credit VA		$11.38	$13.55	$17.30

Diversifier II/Optimizer/Retirement Planner VA		$23.38	$17.05	$38.97

Inflation Protector Variable Annuity		$9.46	$9.70	$10.36

Olympia XT Advisor		$—	$—	$—

Penn Freedom Advisor		$—	$—	$—

Pennant Select		$11.36	$13.65	$17.43

PennFreedom		$10.13	$11.95	$14.52

Smart Foundation Flex		$9.68	$9.73	$9.72

Smart Foundation Plus		$9.69	$9.74	$9.73

Smart Foundation VA		$9.73	$9.78	$9.76

Number of Shares		76,956,135	7,908,006	22,142,853
Cost of Investments	$4,023,263,999	$76,956,135	$90,223,308	$272,002,406

The accompanying notes are an integral part of these financial statements.

1

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2013

(continued)

	High Yield Bond Fund	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund
Assets:
Investments at fair value	$130,308,310	$2,305,688,478	$54,649,405	$160,058,207
Dividends receivable	—	—	—	—
Receivable for securities sold	—	2,135,010	49,764	1,913,666

Liabilities:
Payable for securities purchased	621,220	—	—	—

Total Net Assets	$129,687,090	$2,307,823,488	$54,699,169	$161,971,873

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$45,350,678	$728,776,061	$14,325,793	$54,137,617
Diversifier II/Optimizer/Retirement Planner VA	10,997,736	181,834,263	9,106,067	25,656,036
Inflation Protector Variable Annuity	9,507,209	236,241,424	3,945,083	6,128,229
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	18,088,973	248,851,048	8,091,071	20,419,112
PennFreedom	29,909,830	591,375,342	12,247,081	33,991,532
Smart Foundation Flex	5,315,257	151,438,789	2,954,291	10,630,826
Smart Foundation Plus	5,379,611	104,232,051	1,672,066	5,876,030
Smart Foundation VA	5,137,796	65,074,510	2,357,717	5,132,491

Total Net Assets	$129,687,090	$2,307,823,488	$54,699,169	$161,971,873

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$23.28	$37.31	$14.21	$10.17

Diversifier II/Optimizer/Retirement Planner VA	$82.66	$225.40	$14.32	$139.50

Inflation Protector Variable Annuity	$12.74	$15.08	$13.84	$17.91

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$23.46	$37.59	$14.25	$10.25

PennFreedom	$22.26	$26.91	$14.17	$14.46

Smart Foundation Flex	$11.86	$13.42	$12.37	$15.70

Smart Foundation Plus	$11.87	$13.43	$12.38	$15.71

Smart Foundation VA	$11.91	$13.49	$12.43	$15.78

Number of Shares	12,030,342	64,608,720	3,718,502	6,450,493
Cost of Investments	$105,930,041	$1,621,924,997	$40,642,194	$100,069,681

The accompanying notes are an integral part of these financial statements.

2

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2013

(continued)

	Large Cap Growth Fund	Large Core Growth Fund	Large Cap Value Fund	Large Core Value Fund
Assets:
Investments at fair value	$24,260,127	$63,041,191	$111,929,282	$88,896,965
Dividends receivable	—	—	—	—
Receivable for securities sold	272,417	309,192	959,503	704,790

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$24,532,544	$63,350,383	$112,888,785	$89,601,755

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$9,095,956	$15,398,621	$33,852,807	$31,231,127
Diversifier II/Optimizer/Retirement Planner VA	1,312,798	25,001,559	33,370,911	13,212,228
Inflation Protector Variable Annuity	1,640,288	1,300,582	3,089,715	2,642,423
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	3,029,525	8,394,289	14,324,378	12,124,671
PennFreedom	7,212,981	9,850,263	19,867,089	22,878,329
Smart Foundation Flex	1,368,845	1,465,580	3,569,705	3,991,543
Smart Foundation Plus	569,266	1,142,353	2,685,292	1,098,299
Smart Foundation VA	302,885	797,136	2,128,888	2,423,135

Total Net Assets	$24,532,544	$63,350,383	$112,888,785	$89,601,755

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$11.82	$13.84	$16.84	$12.54

Diversifier II/Optimizer/Retirement Planner VA	$12.03	$13.96	$70.65	$12.64

Inflation Protector Variable Annuity	$13.77	$16.97	$15.53	$15.06

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$11.89	$13.88	$16.97	$12.57

PennFreedom	$11.75	$13.81	$16.07	$12.51

Smart Foundation Flex	$12.85	$15.18	$14.33	$14.26

Smart Foundation Plus	$12.87	$15.19	$14.34	$14.28

Smart Foundation VA	$12.92	$15.25	$14.40	$14.33

Number of Shares	2,082,559	4,257,418	5,411,735	6,696,693
Cost of Investments	$18,868,123	$40,308,225	$81,353,728	$61,170,009

The accompanying notes are an integral part of these financial statements.

3

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES —  DECEMBER 31, 2013

(continued)

	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Mid Core Value Fund
Assets:
Investments at fair value	$206,473,365	$77,421,847	$106,549,566	$41,336,138
Dividends receivable	—	—	—	—
Receivable for securities sold	2,115,222	172,308	111,147	261,131

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$208,588,587	$77,594,155	$106,660,713	$41,597,269

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$63,620,050	$27,084,049	$40,990,156	$14,886,622
Diversifier II/Optimizer/Retirement Planner VA	19,222,548	8,593,713	13,189,524	2,202,440
Inflation Protector Variable Annuity	11,702,923	2,232,845	4,487,000	2,193,309
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	26,480,219	10,313,188	14,639,197	6,327,562
PennFreedom	65,290,475	24,104,375	21,581,787	11,948,453
Smart Foundation Flex	12,281,356	2,490,440	5,013,627	1,838,479
Smart Foundation Plus	4,818,873	1,670,807	4,676,699	1,212,517
Smart Foundation VA	5,172,143	1,104,738	2,082,723	987,887

Total Net Assets	$208,588,587	$77,594,155	$106,660,713	$41,597,269

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$15.68	$11.22	$29.16	$19.10

Diversifier II/Optimizer/Retirement Planner VA	$24.67	$24.53	$38.05	$19.44

Inflation Protector Variable Annuity	$16.59	$15.67	$16.34	$16.00

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$15.80	$11.30	$29.38	$19.22

PennFreedom	$17.01	$18.08	$24.41	$18.99

Smart Foundation Flex	$14.51	$13.73	$14.99	$14.01

Smart Foundation Plus	$14.53	$13.74	$15.01	$14.02

Smart Foundation VA	$14.58	$13.80	$15.07	$14.08

Number of Shares	14,783,032	5,709,651	5,762,329	2,713,455
Cost of Investments	$138,718,402	$54,185,352	$67,599,731	$26,784,141

The accompanying notes are an integral part of these financial statements.

4

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2013

(continued)

	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets:
Investments at fair value	$31,044,662	$32,345,380	$50,675,114	$155,855,694
Dividends receivable	—	—	—	—
Receivable for securities sold	93,356	205,301	414,006	395,512

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$31,138,018	$32,550,681	$51,089,120	$156,251,206

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$6,845,726	$7,124,492	$21,205,806	$66,900,402
Diversifier II/Optimizer/Retirement Planner VA	958,448	1,259,860	10,237,745	18,118,721
Inflation Protector Variable Annuity	2,749,936	6,486,688	1,636,375	6,479,689
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	2,627,194	3,286,543	6,552,283	18,996,707
PennFreedom	11,587,009	8,569,302	7,806,548	33,180,739
Smart Foundation Flex	3,861,675	2,477,738	1,730,542	4,929,586
Smart Foundation Plus	1,420,233	1,773,282	1,176,205	4,314,824
Smart Foundation VA	1,087,797	1,572,776	743,616	3,330,538

Total Net Assets	$31,138,018	$32,550,681	$51,089,120	$156,251,206

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$18.22	$17.85	$18.10	$39.11

Diversifier II/Optimizer/Retirement Planner VA	$18.37	$17.99	$33.95	$57.51

Inflation Protector Variable Annuity	$17.84	$17.03	$14.26	$18.32

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$18.27	$17.90	$18.24	$39.41

PennFreedom	$18.17	$17.80	$11.07	$30.45

Smart Foundation Flex	$15.80	$15.66	$13.76	$15.44

Smart Foundation Plus	$15.82	$15.67	$13.78	$15.45

Smart Foundation VA	$15.88	$15.74	$13.83	$15.51

Number of Shares	1,585,439	1,700,663	1,933,729	5,972,905
Cost of Investments	$23,395,806	$24,609,440	$37,081,285	$89,662,376

The accompanying notes are an integral part of these financial statements.

5

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2013

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund
Assets:
Investments at fair value	$42,339,679	$47,701,767	$221,852,759	$111,647,627
Dividends receivable	—	—	—	—
Receivable for securities sold	180,928	—	—	—

Liabilities:
Payable for securities purchased	—	255,177	2,795,238	1,446,140

Total Net Assets	$42,520,607	$47,446,590	$219,057,521	$110,201,487

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$9,436,154	$11,294,130	$83,707,343	$32,385,701
Diversifier II/Optimizer/Retirement Planner VA	656,558	625,555	27,117,737	6,071,081
Inflation Protector Variable Annuity	3,975,964	4,348,664	8,870,923	8,249,154
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	4,843,296	5,532,568	24,435,673	12,094,895
PennFreedom	15,367,342	18,071,190	59,760,809	41,086,692
Smart Foundation Flex	4,860,268	4,197,832	7,252,168	5,840,916
Smart Foundation Plus	1,468,247	922,159	4,870,383	1,891,446
Smart Foundation VA	1,912,778	2,454,492	3,042,485	2,581,602

Total Net Assets	$42,520,607	$47,446,590	$219,057,521	$110,201,487

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$15.76	$11.45	$19.76	$10.62

Diversifier II/Optimizer/Retirement Planner VA	$15.89	$11.54	$43.98	$10.71

Inflation Protector Variable Annuity	$17.50	$12.96	$13.41	$10.51

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$15.80	$11.48	$19.91	$10.65

PennFreedom	$15.72	$11.42	$25.16	$10.59

Smart Foundation Flex	$15.27	$13.85	$12.44	$11.40

Smart Foundation Plus	$15.28	$13.86	$12.45	$11.41

Smart Foundation VA	$15.34	$13.92	$12.50	$11.45

Number of Shares	2,518,993	3,860,585	9,641,616	9,666,797
Cost of Investments	$31,041,411	$37,804,776	$174,305,343	$102,428,854

The accompanying notes are an integral part of these financial statements.

6

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2013

(continued)

	Real Estate Securities Fund	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund
Assets:
Investments at fair value	$82,433,483	$54,175,883	$220,946,728	$338,656,287
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	1,678,052

Liabilities:
Payable for securities purchased	1,256,155	82,425	61,444	—

Total Net Assets	$81,177,328	$54,093,458	$220,885,284	$340,334,339

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$29,280,674	$14,921,447	$78,575,980	$85,364,063
Diversifier II/Optimizer/Retirement Planner VA	3,305,854	687,941	1,782,958	3,103,754
Inflation Protector Variable Annuity	7,049,776	11,063,865	28,285,767	40,457,556
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	9,534,228	6,507,645	30,969,564	56,023,900
PennFreedom	21,175,796	12,636,996	47,221,596	97,283,714
Smart Foundation Flex	4,168,619	3,545,744	19,570,644	30,643,629
Smart Foundation Plus	3,352,574	850,396	6,753,769	12,946,108
Smart Foundation VA	3,309,807	3,879,424	7,725,006	14,511,615

Total Net Assets	$81,177,328	$54,093,458	$220,885,284	$340,334,339

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$21.77	$13.35	$14.01	$12.99

Diversifier II/Optimizer/Retirement Planner VA	$22.15	$13.46	$14.12	$13.10

Inflation Protector Variable Annuity	$13.08	$14.59	$13.98	$13.06

Olympia XT Advisor	$—	$—	$—	$—

Penn Freedom Advisor	$—	$—	$—	$—

Pennant Select	$21.90	$13.38	$14.05	$13.03

PennFreedom	$21.64	$13.31	$13.97	$12.96

Smart Foundation Flex	$11.63	$13.56	$13.00	$12.17

Smart Foundation Plus	$11.64	$13.57	$13.01	$12.18

Smart Foundation VA	$11.69	$13.62	$13.06	$12.23

Number of Shares	5,869,655	3,820,159	14,924,681	24,896,440
Cost of Investments	$64,491,628	$42,349,091	$173,258,155	$271,716,839

The accompanying notes are an integral part of these financial statements.

7

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES —  DECEMBER 31, 2013

(continued)

	Moderately Conservative Allocation Fund	Conservative Allocation Fund	High Income Bond Fund II	Financial Services Fund†
Assets:
Investments at fair value	$107,166,421	$65,596,676	$785	$—
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Payable for securities purchased	95,955	50,939	—	—

Total Net Assets	$107,070,466	$65,545,737	$785	$—

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$30,244,442	$20,335,656	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	2,104,608	454,923	—	—
Inflation Protector Variable Annuity	10,156,265	4,422,411	—	—
Olympia XT Advisor	—	—	785	—
Penn Freedom Advisor	—	—	—	—
Pennant Select	18,282,505	12,635,107	—	—
PennFreedom	31,784,552	20,974,805	—	—
Smart Foundation Flex	4,734,872	1,770,780	—	—
Smart Foundation Plus	5,520,712	1,906,802	—	—
Smart Foundation VA	4,242,510	3,045,253	—	—

Total Net Assets	$107,070,466	$65,545,737	$785	$—

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$12.40	$11.74	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$12.50	$11.84	$—	$—

Inflation Protector Variable Annuity	$12.13	$11.10	$—	$—

Olympia XT Advisor	$—	$—	$21.99	$9.58

Penn Freedom Advisor	$—	$—	$21.49	$9.36

Pennant Select	$12.44	$11.77	$—	$—

PennFreedom	$12.37	$11.71	$—	$—

Smart Foundation Flex	$11.41	$10.63	$—	$—

Smart Foundation Plus	$11.42	$10.64	$—	$—

Smart Foundation VA	$11.47	$10.68	$—	$—

Number of Shares	8,248,880	5,346,308	110	—
Cost of Investments	$92,766,079	$61,313,612	$741	$—

†	Financial Services Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

8

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES —  DECEMBER 31, 2013

(continued)

	Health Care Fund††	Russell 2000 1.5x Strategy Fund	Nova Fund	NASDAQ-100 Fund
Assets:
Investments at fair value	$—	$115,061	$125,647	$92,912
Dividends receivable	—	—	—	—
Receivable for securities sold	—	5	5	4

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$115,066	$125,652	$92,916

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—	—
Inflation Protector Variable Annuity	—	—	—	—
Olympia XT Advisor	—	94,285	125,652	92,916
Penn Freedom Advisor	—	20,781	—	—
Pennant Select	—	—	—	—
PennFreedom	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—

Total Net Assets	$—	$115,066	$125,652	$92,916

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$21.55	$19.36	$15.94	$22.19

Penn Freedom Advisor	$21.06	$18.91	$15.57	$21.68

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Number of Shares	—	2,223	955	3,059
Cost of Investments	$—	$95,094	$110,309	$87,531

††	Health Care Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

9

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES —  DECEMBER 31, 2013

(continued)

	Technology Fund†††	Inverse S&P 500 Strategy Fund††††	Government Long Bond 1.2x Strategy Fund†††††	U.S. Government Money Market Fund
Assets:
Investments at fair value	$—	$—	$—	$6,850
Dividends receivable	—	—	—	—
Receivable for securities sold	—	—	—	—

Liabilities:
Payable for securities purchased	—	—	—	—

Total Net Assets	$—	$—	$—	$6,850

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—	—
Inflation Protector Variable Annuity	—	—	—	—
Olympia XT Advisor	—	—	—	—
Penn Freedom Advisor	—	—	—	6,850
Pennant Select	—	—	—	—
PennFreedom	—	—	—	—
Smart Foundation Flex	—	—	—	—
Smart Foundation Plus	—	—	—	—
Smart Foundation VA	—	—	—	—

Total Net Assets	$—	$—	$—	$6,850

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—	$—

Olympia XT Advisor	$16.60	$2.92	$16.48	$9.52

Penn Freedom Advisor	$16.22	$2.85	$16.10	$9.30

Pennant Select	$—	$—	$—	$—

PennFreedom	$—	$—	$—	$—

Smart Foundation Flex	$—	$—	$—	$—

Smart Foundation Plus	$—	$—	$—	$—

Smart Foundation VA	$—	$—	$—	$—

Number of Shares	—	—	—	6,850
Cost of Investments	$—	$—	$—	$6,850

†††	Technology Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.
††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.
†††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

10

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF ASSETS AND LIABILITIES —  DECEMBER 31, 2013

(continued)

	Utilities Fund††††††	Equity Income Portfolio II	International Stock Portfolio
Assets:
Investments at fair value	$—	$2,290	$826
Dividends receivable	—	—	—
Receivable for securities sold	—	—	—

Liabilities:
Payable for securities purchased	—	—	—

Total Net Assets	$—	$2,290	$826

TOTAL NET ASSETS REPRESENTED BY:
Net Assets of Contract owners:
Commander/Enhanced Credit VA	$—	$—	$—
Diversifier II/Optimizer/Retirement Planner VA	—	—	—
Inflation Protector Variable Annuity	—	—	—
Olympia XT Advisor	—	2,290	826
Penn Freedom Advisor	—	—	—
Pennant Select	—	—	—
PennFreedom	—	—	—
Smart Foundation Flex	—	—	—
Smart Foundation Plus	—	—	—
Smart Foundation VA	—	—	—

Total Net Assets	$—	$2,290	$826

Accumulation of Unit Values:
Commander/Enhanced Credit VA	$—	$—	$—

Diversifier II/Optimizer/Retirement Planner VA	$—	$—	$—

Inflation Protector Variable Annuity	$—	$—	$—

Olympia XT Advisor	$15.42	$17.44	$16.78

Penn Freedom Advisor	$15.07	$17.28	$16.40

Pennant Select	$—	$—	$—

PennFreedom	$—	$—	$—

Smart Foundation Flex	$—	$—	$—

Smart Foundation Plus	$—	$—	$—

Smart Foundation VA	$—	$—	$—

Number of Shares	—	81	53
Cost of Investments	$—	$1,637	$669

††††††	Utilities Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

11

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2013

	Total	Money Market Fund	Limited Maturity Bond Fund	Quality Bond Fund	High Yield Bond Fund
Net Investment Income (Loss):
Dividends	$15,149	$7,930	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	63,191,539	1,011,097	1,209,478	4,004,511	1,636,672

Net investment income (loss)	(63,176,390)	(1,003,167)	(1,209,478)	(4,004,511)	(1,636,672)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	159,005,705	—	1,764,912	17,023,885	10,208,193
Realized gains distributions	4,833	—	—	—	—

Net realized gain (loss) from investment transactions	159,010,538	—	1,764,912	17,023,885	10,208,193
Net change in unrealized gain (loss) of investments	676,914,151	—	(1,852,278)	(26,695,736)	(651,208)

Net realized and unrealized gain (loss) on investments	835,924,689	—	(87,366)	(9,671,851)	9,556,985

Net increase (decrease) in net assets resulting from operations	$772,748,299	$(1,003,167)	$(1,296,844)	$(13,676,362)	$7,920,313

The accompanying notes are an integral part of these financial statements.

12

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2013

(continued)

	Flexibly Managed Fund	Balanced Fund	Large Growth Stock Fund	Large Cap Growth Fund	Large Core Growth Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	26,251,887	682,290	1,746,439	299,856	692,232

Net investment income (loss)	(26,251,887)	(682,290)	(1,746,439)	(299,856)	(692,232)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	32,594,611	3,200,568	9,890,212	1,808,252	2,285,714
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	32,594,611	3,200,568	9,890,212	1,808,252	2,285,714
Net change in unrealized gain (loss) of investments	367,759,701	4,945,831	35,932,654	3,056,371	15,557,757

Net realized and unrealized gain (loss) on investments	400,354,312	8,146,399	45,822,866	4,864,623	17,843,471

Net increase (decrease) in net assets resulting from operations	$374,102,425	$7,464,109	$44,076,427	$4,564,767	$17,151,239

The accompanying notes are an integral part of these financial statements.

13

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2013

(continued)

	Large Cap Value Fund	Large Core Value Fund	Index 500 Fund	Mid Cap Growth Fund	Mid Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	1,275,880	1,045,306	2,244,875	884,710	1,172,168

Net investment income (loss)	(1,275,880)	(1,045,306)	(2,244,875)	(884,710)	(1,172,168)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	2,213,192	2,906,973	6,137,708	3,382,107	4,087,390
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	2,213,192	2,906,973	6,137,708	3,382,107	4,087,390
Net change in unrealized gain (loss) of investments	26,498,292	18,177,785	41,619,499	18,266,930	23,534,903

Net realized and unrealized gain (loss) on investments	28,711,484	21,084,758	47,757,207	21,649,037	27,622,293

Net increase (decrease) in net assets resulting from operations	$27,435,604	$20,039,452	$45,512,332	$20,764,327	$26,450,125

The accompanying notes are an integral part of these financial statements.

14

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2013

(continued)

	Mid Core Value Fund	SMID Cap Growth Fund	SMID Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	477,726	308,132	334,163	594,306	1,712,275

Net investment income (loss)	(477,726)	(308,132)	(334,163)	(594,306)	(1,712,275)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,446,349	2,055,726	2,001,683	4,613,587	8,517,015
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	1,446,349	2,055,726	2,001,683	4,613,587	8,517,015
Net change in unrealized gain (loss) of investments	7,895,319	6,136,063	5,760,517	10,405,251	35,251,697

Net realized and unrealized gain (loss) on investments	9,341,668	8,191,789	7,762,200	15,018,838	43,768,712

Net increase (decrease) in net assets resulting from operations	$8,863,942	$7,883,657	$7,428,037	$14,424,532	$42,056,437

The accompanying notes are an integral part of these financial statements.

15

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2013

(continued)

	Small Cap Index Fund	Developed International Index Fund	International Equity Fund	Emerging Markets Equity Fund	Real Estate Securities Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	440,276	521,135	2,691,318	1,368,849	1,035,885

Net investment income (loss)	(440,276)	(521,135)	(2,691,318)	(1,368,849)	(1,035,885)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	1,929,487	1,118,485	(337,525)	3,183,115	4,751,895
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	1,929,487	1,118,485	(337,525)	3,183,115	4,751,895
Net change in unrealized gain (loss) of investments	8,660,545	6,586,755	12,371,394	(4,394,351)	(2,850,237)

Net realized and unrealized gain (loss) on investments	10,590,032	7,705,240	12,033,869	(1,211,236)	1,901,658

Net increase (decrease) in net assets resulting from operations	$10,149,756	$7,184,105	$9,342,551	$(2,580,085)	$865,773

The accompanying notes are an integral part of these financial statements.

16

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2013

(continued)

	Aggressive Allocation Fund	Moderately Aggressive Allocation Fund	Moderate Allocation Fund	Moderately Conservative Allocation Fund	Conservative Allocation Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$—	$—

Expense:
Mortality and expense risk and administration charges	618,208	2,562,197	4,142,846	1,347,316	874,786

Net investment income (loss)	(618,208)	(2,562,197)	(4,142,846)	(1,347,316)	(874,786)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	3,098,951	9,045,036	12,722,893	4,380,966	2,924,078
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	3,098,951	9,045,036	12,722,893	4,380,966	2,924,078
Net change in unrealized gain (loss) of investments	6,301,930	25,160,466	28,665,333	4,776,688	17,575

Net realized and unrealized gain (loss) on investments	9,400,881	34,205,502	41,388,226	9,157,654	2,941,653

Net increase (decrease) in net assets resulting from operations	$8,782,673	$31,643,305	$37,245,380	$7,810,338	$2,066,867

The accompanying notes are an integral part of these financial statements.

17

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2013

(continued)

	High Income Bond Fund II	Financial Services Fund†	Health Care Fund††	Russell 2000 1.5x Strategy Fund	Nova Fund
Net Investment Income (Loss):
Dividends	$6,339	$—	$—	$—	$89

Expense:
Mortality and expense risk and administration charges	478	—	—	654	1,823

Net investment income (loss)	5,861	—	—	(654)	(1,734)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	6,301	—	—	19,528	14,298
Realized gains distributions	—	—	—	—	—

Net realized gain (loss) from investment transactions	6,301	—	—	19,528	14,298
Net change in unrealized gain (loss) of investments	(7,916)	—	—	8,336	14,855

Net realized and unrealized gain (loss) on investments	(1,615)	—	—	27,864	29,153

Net increase (decrease) in net assets resulting from operations	$4,246	$—	$—	$27,210	$27,419

†	Financial Services Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.
††	Health Care Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

18

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED DECEMBER 31, 2013

(continued)

	NASDAQ-100 Fund	Technology Fund†††	Inverse S&P 500 Strategy Fund††††	Government Long Bond 1.2x Strategy Fund†††††	U.S. Government Money Market Fund
Net Investment Income (Loss):
Dividends	$—	$—	$—	$637	$—

Expense:
Mortality and expense risk and administration charges	488	—	—	853	216

Net investment income (loss)	(488)	—	—	(216)	(216)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	5,142	—	—	(1,135)	—
Realized gains distributions	—	—	—	4,833	—

Net realized gain (loss) from investment transactions	5,142	—	—	3,698	—
Net change in unrealized gain (loss) of investments	5,847	—	—	—	—

Net realized and unrealized gain (loss) on investments	10,989	—	—	3,698	—

Net increase (decrease) in net assets resulting from operations	$10,501	$—	$—	$3,482	$(216)

†††	Technology Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.
††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.
†††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

19

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF OPERATIONS — FOR THE  YEAR ENDED DECEMBER 31, 2013

(continued)

	Utilities Fund††††††	Equity Income Portfolio II	International Stock Portfolio
Net Investment Income (Loss):
Dividends	$—	$142	$12

Expense:
Mortality and expense risk and administration charges	—	151	57

Net investment income (loss)	—	(9)	(45)

Net Realized and Unrealized Gains (Losses) on Investments:
Realized gain (loss) from redemption of fund shares	—	5,635	478
Realized gains distributions	—	—	—

Net realized gain (loss) from investment transactions	—	5,635	478
Net change in unrealized gain (loss) of investments	—	(2,434)	17

Net realized and unrealized gain (loss) on investments	—	3,201	495

Net increase (decrease) in net assets resulting from operations	$—	$3,192	$450

††††††	Utilities Fund held no assets at December 31, 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

20

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS  — FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

	Total		Money Market Fund		Limited Maturity Bond Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(63,176,390)	$(50,789,934)	$(1,003,167)	$(1,105,250)	$(1,209,478)	$(1,288,645)
Net realized gains (losses) from investment transactions	159,010,538	45,718,872	—	—	1,764,912	1,450,149
Net change in unrealized gain (loss) of investments	676,914,151	424,751,553	—	—	(1,852,278)	(847,084)

Net increase (decrease) in net assets resulting from operations	772,748,299	419,680,491	(1,003,167)	(1,105,250)	(1,296,844)	(685,580)

Variable Annuity Activities:
Purchase payments	504,434,246	527,951,980	15,653,571	10,586,834	11,430,013	13,565,732
Surrender benefits	(328,254,587)	(276,598,167)	(20,154,833)	(21,665,433)	(8,424,152)	(6,544,317)
Net transfers	183,691,920	136,123,227	(1,399,737)	1,496,226	(18,742,475)	11,369,922
Payments for supplementary contracts without life contingency	(4,722)	(4,270)	—	—	—	—
Payments for supplementary contracts with life contingency	(92,068)	(88,730)	—	—	—	—
Contract administration charges	(41,202,632)	(30,574,548)	(734,552)	(663,285)	(815,932)	(844,423)
Annuity benefits	(40,083,911)	(32,127,058)	(1,298,185)	(1,351,285)	(1,282,214)	(837,765)

Net increase (decrease) in net assets resulting from variable annuity activities	278,488,246	324,682,434	(7,933,736)	(11,596,943)	(17,834,760)	16,709,149

Total increase (decrease) in net assets	1,051,236,545	744,362,925	(8,936,903)	(12,702,193)	(19,131,604)	16,023,569
Net Assets:
Beginning of year	4,337,526,911	3,593,163,986	85,893,038	98,595,231	109,915,517	93,891,948

End of year	$5,388,763,456	$4,337,526,911	$76,956,135	$85,893,038	$90,783,913	$109,915,517

	Quality Bond Fund		High Yield Bond Fund		Flexibly Managed Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(4,004,511)	$(4,020,361)	$(1,636,672)	$(1,381,757)	$(26,251,887)	$(19,628,422)
Net realized gains (losses) from investment transactions	17,023,885	6,619,139	10,208,193	4,419,822	32,594,611	7,386,940
Net change in unrealized gain (loss) of investments	(26,695,736)	3,250,656	(651,208)	10,250,653	367,759,701	199,484,935

Net increase (decrease) in net assets resulting from operations	(13,676,362)	5,849,434	7,920,313	13,288,718	374,102,425	187,243,453

Variable Annuity Activities:
Purchase payments	24,084,047	42,791,774	10,722,260	15,821,996	241,903,347	209,157,821
Surrender benefits	(22,898,975)	(24,289,568)	(9,789,590)	(10,131,543)	(128,533,482)	(100,520,044)
Net transfers	(50,179,768)	47,410,621	258,550	9,994,228	165,334,653	49,912,878
Payments for supplementary contracts without life contingency	(309)	(330)	(437)	(419)	(1,640)	(1,480)
Payments for supplementary contracts with life contingency	—	(961)	(2,153)	(2,031)	(25,109)	(28,430)
Contract administration charges	(2,641,011)	(2,382,637)	(1,022,177)	(761,676)	(16,671,275)	(11,145,668)
Annuity benefits	(4,332,383)	(3,982,786)	(1,005,861)	(799,857)	(14,709,725)	(13,042,466)

Net increase (decrease) in net assets resulting from variable annuity activities	(55,968,399)	59,546,113	(839,408)	14,120,698	247,296,769	134,332,611

Total increase (decrease) in net assets	(69,644,761)	65,395,547	7,080,905	27,409,416	621,399,194	321,576,064
Net Assets:
Beginning of year	351,966,131	286,570,584	122,606,185	95,196,769	1,686,424,294	1,364,848,230

End of year	$282,321,370	$351,966,131	$129,687,090	$122,606,185	$2,307,823,488	$1,686,424,294

The accompanying notes are an integral part of these financial statements.

21

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

(continued)

	Balanced Fund		Large Growth Stock Fund		Large Cap Growth Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(682,290)	$(590,593)	$(1,746,439)	$(1,371,481)	$(299,856)	$(297,834)
Net realized gains (losses) from investment transactions	3,200,568	1,445,531	9,890,212	2,082,301	1,808,252	689,295
Net change in unrealized gain (loss) of investments	4,945,831	3,127,398	35,932,654	16,075,602	3,056,371	1,538,302

Net increase (decrease) in net assets resulting from operations	7,464,109	3,982,336	44,076,427	16,786,422	4,564,767	1,929,763

Variable Annuity Activities:
Purchase payments	4,549,130	4,749,182	13,895,152	12,201,220	1,719,168	1,945,004
Surrender benefits	(4,826,696)	(4,228,913)	(8,618,175)	(6,632,167)	(1,558,064)	(1,384,178)
Net transfers	(442,892)	2,505,757	(524,722)	(2,878,095)	(2,481,657)	(1,028,660)
Payments for supplementary contracts without life contingency	—	—	(860)	(757)	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(453,991)	(369,738)	(982,227)	(739,436)	(198,935)	(197,297)
Annuity benefits	(596,723)	(195,015)	(697,573)	(682,142)	(195,289)	(194,510)

Net increase (decrease) in net assets resulting from variable annuity activities	(1,771,172)	2,461,273	3,071,595	1,268,623	(2,714,777)	(859,641)

Total increase (decrease) in net assets	5,692,937	6,443,609	47,148,022	18,055,045	1,849,990	1,070,122
Net Assets:
Beginning of year	49,006,232	42,562,623	114,823,851	96,768,806	22,682,554	21,612,432

End of year	$54,699,169	$49,006,232	$161,971,873	$114,823,851	$24,532,544	$22,682,554

	Large Core Growth Fund		Large Cap Value Fund		Large Core Value Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(692,232)	$(625,906)	$(1,275,880)	$(1,128,370)	$(1,045,306)	$(876,810)
Net realized gains (losses) from investment transactions	2,285,714	921,023	2,213,192	(2,199,680)	2,906,973	(201,692)
Net change in unrealized gain (loss) of investments	15,557,757	6,468,224	26,498,292	13,275,926	18,177,785	10,234,568

Net increase (decrease) in net assets resulting from operations	17,151,239	6,763,341	27,435,604	9,947,876	20,039,452	9,156,066

Variable Annuity Activities:
Purchase payments	2,774,804	2,516,289	4,068,393	5,278,546	4,206,019	4,243,288
Surrender benefits	(4,356,631)	(4,763,571)	(7,335,077)	(6,785,249)	(5,974,334)	(5,621,826)
Net transfers	413,469	(1,678,250)	1,271,081	(4,620,673)	993,481	(767,907)
Payments for supplementary contracts without life contingency	—	—	(925)	(802)	—	—
Payments for supplementary contracts with life contingency	—	—	(16,339)	(14,273)	(19,356)	(17,002)
Contract administration charges	(239,606)	(205,844)	(557,878)	(481,909)	(561,407)	(439,969)
Annuity benefits	(695,599)	(450,533)	(1,595,994)	(857,011)	(856,084)	(673,247)

Net increase (decrease) in net assets resulting from variable annuity activities	(2,103,563)	(4,581,909)	(4,166,739)	(7,481,371)	(2,211,681)	(3,276,663)

Total increase (decrease) in net assets	15,047,676	2,181,432	23,268,865	2,466,505	17,827,771	5,879,403
Net Assets:
Beginning of year	48,302,707	46,121,275	89,619,920	87,153,415	71,773,984	65,894,581

End of year	$63,350,383	$48,302,707	$112,888,785	$89,619,920	$89,601,755	$71,773,984

The accompanying notes are an integral part of these financial statements.

22

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS  — FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

(continued)

	Index 500 Fund		Mid Cap Growth Fund		Mid Cap Value Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(2,244,875)	$(1,571,112)	$(884,710)	$(789,082)	$(1,172,168)	$(893,913)
Net realized gains (losses) from investment transactions	6,137,708	1,008,467	3,382,107	923,788	4,087,390	185,929
Net change in unrealized gain (loss) of investments	41,619,499	16,270,667	18,266,930	2,570,055	23,534,903	9,760,862

Net increase (decrease) in net assets resulting from operations	45,512,332	15,708,022	20,764,327	2,704,761	26,450,125	9,052,878

Variable Annuity Activities:
Purchase payments	15,926,900	15,196,490	3,604,451	5,387,004	8,838,141	6,857,449
Surrender benefits	(10,023,607)	(9,038,262)	(4,443,136)	(4,090,707)	(5,691,635)	(4,926,621)
Net transfers	20,528,540	10,494,081	(2,608,257)	632,870	3,121,934	(790,731)
Payments for supplementary contracts without life contingency	(551)	(482)	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(1,428,007)	(911,383)	(534,472)	(467,241)	(629,596)	(450,333)
Annuity benefits	(1,001,760)	(700,277)	(563,299)	(451,472)	(679,890)	(815,573)

Net increase (decrease) in net assets resulting from variable annuity activities	24,001,515	15,040,167	(4,544,713)	1,010,454	4,958,954	(125,809)

Total increase (decrease) in net assets	69,513,847	30,748,189	16,219,614	3,715,215	31,409,079	8,927,069
Net Assets:
Beginning of year	139,074,740	108,326,551	61,374,541	57,659,326	75,251,634	66,324,565

End of year	$208,588,587	$139,074,740	$77,594,155	$61,374,541	$106,660,713	$75,251,634

	Mid Core Value Fund		SMID Cap Growth Fund		SMID Cap Value Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(477,726)	$(393,261)	$(308,132)	$(184,174)	$(334,163)	$(201,058)
Net realized gains (losses) from investment transactions	1,446,349	(312,793)	2,055,726	669,670	2,001,683	466,495
Net change in unrealized gain (loss) of investments	7,895,319	4,473,137	6,136,063	1,076,429	5,760,517	2,263,599

Net increase (decrease) in net assets resulting from operations	8,863,942	3,767,083	7,883,657	1,561,925	7,428,037	2,529,036

Variable Annuity Activities:
Purchase payments	4,935,957	3,796,324	3,755,403	3,903,674	5,110,918	5,018,688
Surrender benefits	(2,513,307)	(2,277,798)	(1,043,292)	(584,892)	(1,205,182)	(673,273)
Net transfers	(987,410)	(2,064,702)	3,608,731	1,580,831	3,210,253	(1,301,068)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(297,711)	(222,157)	(224,638)	(128,827)	(246,095)	(141,153)
Annuity benefits	(389,244)	(340,419)	6,221	(131,560)	(73,976)	(137,599)

Net increase (decrease) in net assets resulting from variable annuity activities	748,285	(1,108,752)	6,102,425	4,639,226	6,795,918	2,765,595

Total increase (decrease) in net assets	9,612,227	2,658,331	13,986,082	6,201,151	14,223,955	5,294,631
Net Assets:
Beginning of year	31,985,042	29,326,711	17,151,936	10,950,785	18,326,726	13,032,095

End of year	$41,597,269	$31,985,042	$31,138,018	$17,151,936	$32,550,681	$18,326,726

The accompanying notes are an integral part of these financial statements.

23

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS — FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

(continued)

	Small Cap Growth Fund		Small Cap Value Fund		Small Cap Index Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(594,306)	$(580,130)	$(1,712,275)	$(1,334,914)	$(440,276)	$(247,665)
Net realized gains (losses) from investment transactions	4,613,587	497,552	8,517,015	494,591	1,929,487	654,415
Net change in unrealized gain (loss) of investments	10,405,251	2,039,025	35,251,697	15,167,151	8,660,545	2,035,428

Net increase (decrease) in net assets resulting from operations	14,424,532	1,956,447	42,056,437	14,326,828	10,149,756	2,442,178

Variable Annuity Activities:
Purchase payments	2,752,824	3,817,196	9,968,635	10,120,762	4,847,302	4,299,246
Surrender benefits	(2,603,738)	(2,758,114)	(9,815,043)	(7,371,463)	(1,404,169)	(774,891)
Net transfers	(8,073,080)	(1,309,100)	4,668,529	(2,807,386)	5,446,195	2,233,710
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	(25,917)	(23,036)	—	—
Contract administration charges	(255,216)	(229,261)	(911,083)	(662,523)	(355,564)	(201,710)
Annuity benefits	(391,447)	(286,046)	(1,178,856)	(1,081,555)	(90,596)	(68,358)

Net increase (decrease) in net assets resulting from variable annuity activities	(8,570,657)	(765,325)	2,706,265	(1,825,201)	8,443,168	5,487,997

Total increase (decrease) in net assets	5,853,875	1,191,122	44,762,702	12,501,627	18,592,924	7,930,175
Net Assets:
Beginning of year	45,235,245	44,044,123	111,488,504	98,986,877	23,927,683	15,997,508

End of year	$51,089,120	$45,235,245	$156,251,206	$111,488,504	$42,520,607	$23,927,683

	Developed International Index Fund		International Equity Fund		Emerging Markets Equity Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(521,135)	$(365,332)	$(2,691,318)	$(2,387,872)	$(1,368,849)	$(1,185,772)
Net realized gains (losses) from investment transactions	1,118,485	243,446	(337,525)	(6,330,261)	3,183,115	3,476,318
Net change in unrealized gain (loss) of investments	6,586,755	4,649,626	12,371,394	42,253,384	(4,394,351)	12,979,193

Net increase (decrease) in net assets resulting from operations	7,184,105	4,527,740	9,342,551	33,535,251	(2,580,085)	15,269,739

Variable Annuity Activities:
Purchase payments	4,590,777	5,003,818	12,765,487	12,957,631	8,424,854	13,947,359
Surrender benefits	(1,100,527)	(978,600)	(14,123,097)	(11,822,828)	(5,281,875)	(5,320,953)
Net transfers	3,804,924	1,656,882	14,407,848	(5,132,873)	8,074,166	(775,703)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(445,798)	(324,451)	(1,543,560)	(1,300,813)	(981,675)	(807,138)
Annuity benefits	(160,170)	(1,771)	(1,708,480)	(1,489,243)	(583,848)	(233,971)

Net increase (decrease) in net assets resulting from variable annuity activities	6,689,206	5,355,878	9,798,198	(6,788,126)	9,651,622	6,809,594

Total increase (decrease) in net assets	13,873,311	9,883,618	19,140,749	26,747,125	7,071,537	22,079,333
Net Assets:
Beginning of year	33,573,279	23,689,661	199,916,772	173,169,647	103,129,950	81,050,617

End of year	$47,446,590	$33,573,279	$219,057,521	$199,916,772	$110,201,487	$103,129,950

The accompanying notes are an integral part of these financial statements.

24

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS  — FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

(continued)

	Real Estate Securities Fund		Aggressive Allocation Fund		Moderately Aggressive Allocation Fund		Moderate Allocation Fund
	2013	2012	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(1,035,885)	$(781,808)	$(618,208)	$(430,689)	$(2,562,197)	$(1,905,960)	$(4,142,846)	$(3,214,587)
Net realized gains (losses) from investment transactions	4,751,895	2,504,894	3,098,951	1,260,128	9,045,036	4,587,746	12,722,893	6,292,377
Net change in unrealized gain (loss) of investments	(2,850,237)	6,110,080	6,301,930	3,435,005	25,160,466	13,449,379	28,665,333	19,054,676

Net increase (decrease) in net assets resulting from operations	865,773	7,833,166	8,782,673	4,264,444	31,643,305	16,131,165	37,245,380	22,132,466

Variable Annuity Activities:
Purchase payments	8,036,502	11,390,269	7,079,100	10,465,152	21,929,729	25,203,521	34,245,462	45,751,518
Surrender benefits	(4,471,054)	(3,454,950)	(2,863,535)	(972,013)	(8,356,315)	(6,757,564)	(16,161,167)	(12,080,842)
Net transfers	8,383,349	2,065,231	1,836,549	(338,360)	8,766,717	11,305,169	7,569,200	12,681,885
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	(3,194)	(2,997)	—	—	—	—	—	—
Contract administration charges	(691,347)	(476,043)	(518,799)	(364,565)	(2,120,488)	(1,547,387)	(3,430,483)	(2,598,720)
Annuity benefits	(433,116)	(217,458)	—	(153,208)	(1,319,767)	(1,110,112)	(1,210,248)	(879,395)

Net increase (decrease) in net assets resulting from variable annuity activities	10,821,140	9,304,052	5,533,315	8,637,006	18,899,876	27,093,627	21,012,764	42,874,446

Total increase (decrease) in net assets	11,686,913	17,137,218	14,315,988	12,901,450	50,543,181	43,224,792	58,258,144	65,006,912
Net Assets:
Beginning of year	69,490,415	52,353,197	39,777,470	26,876,020	170,342,103	127,117,311	282,076,195	217,069,283

End of year	$81,177,328	$69,490,415	$54,093,458	$39,777,470	$220,885,284	$170,342,103	$340,334,339	$282,076,195

	Moderately Conservative Allocation Fund		Conservative Allocation Fund		High Income Bond Fund II		Financial Services Fund†
	2013	2012	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(1,347,316)	$(1,168,393)	$(874,786)	$(844,812)	$5,861	$10,752	$—	$—
Net realized gains (losses) from investment transactions	4,380,966	3,905,085	2,924,078	2,523,774	6,301	6,703	—	—
Net change in unrealized gain (loss) of investments	4,776,688	3,212,273	17,575	1,084,478	(7,916)	2,264	—	—

Net increase (decrease) in net assets resulting from operations	7,810,338	5,948,965	2,066,867	2,763,440	4,246	19,719	—	—

Variable Annuity Activities:
Purchase payments	9,179,057	14,605,690	3,436,843	7,372,503	—	—	—	—
Surrender benefits	(9,041,975)	(5,547,760)	(5,498,599)	(4,284,086)	(97,375)	(18,036)	—	—
Net transfers	8,432,188	(6,343,557)	(997,993)	2,616,850	(367)	(74,212)	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—	—	—
Contract administration charges	(1,056,562)	(892,296)	(651,833)	(615,374)	(58)	(292)	—	—
Annuity benefits	(1,131,132)	(676,299)	(1,908,673)	(286,125)	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	6,381,576	1,145,778	(5,620,255)	4,803,768	(97,800)	(92,540)	—	—

Total increase (decrease) in net assets	14,191,914	7,094,743	(3,553,388)	7,567,208	(93,554)	(72,821)	—	—
Net Assets:
Beginning of year	92,878,552	85,783,809	69,099,125	61,531,917	94,339	167,160	—	—

End of year	$107,070,466	$92,878,552	$65,545,737	$69,099,125	$785	$94,339	$—	$—

†	Financial Services Fund held no assets at December 31, 2012 and 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

25

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS  — FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

(continued)

	Health Care Fund††		Russell 2000 1.5x Strategy Fund		Nova Fund
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$—	$—	$(654)	$(258)	$(1,734)	$(271)
Net realized gains (losses) from investment transactions	—	—	19,528	130	14,298	3,788
Net change in unrealized gain (loss) of investments	—	—	8,336	6,529	14,855	(672)

Net increase (decrease) in net assets resulting from operations	—	—	27,210	6,401	27,419	2,845

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	—	—	(2,109)	(152)	(12,004)	(18,563)
Net transfers	—	—	(6,040)	78,796	26,322	80,568
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	—	—	(111)	(63)	(224)	(37)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	—	—	(8,260)	78,581	14,094	61,968

Total increase (decrease) in net assets	—	—	18,950	84,982	41,513	64,813
Net Assets:
Beginning of year	—	—	96,116	11,134	84,139	19,326

End of year	$—	$—	$115,066	$96,116	$125,652	$84,139

	NASDAQ-100 Fund		Technology Fund†††		Inverse S&P 500 Strategy Fund††††
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(488)	$(1,895)	$—	$—	$—	$(6)
Net realized gains (losses) from investment transactions	5,142	31,909	—	—	—	(846)
Net change in unrealized gain (loss) of investments	5,847	(49)	—	—	—	763

Net increase (decrease) in net assets resulting from operations	10,501	29,965	—	—	—	(89)

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(2,496)	(6,635)	—	—	—	(764)
Net transfers	(19,258)	(78,437)	—	—	—	(22)
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(59)	(256)	—	—	—	(5)
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(21,813)	(85,328)	—	—	—	(791)

Total increase (decrease) in net assets	(11,312)	(55,363)	—	—	—	(880)
Net Assets:
Beginning of year	104,228	159,591	—	—	—	880

End of year	$92,916	$104,228	$—	$—	$—	$—

††	Health Care Fund held no assets at December 31, 2012 and 2013 in Account III. However, the fund is an investment option.
†††	Technology Fund held no assets at December 31, 2012 and 2013 in Account III. However, the fund is an investment option.
††††	Inverse S&P 500 Strategy Fund held no assets at December 31, 2012 and 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

26

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

STATEMENTS OF CHANGES IN NET ASSETS  — FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

(continued)

	Government Long Bond 1.2x Strategy Fund†††††		U.S. Government Money Market Fund		Utilities Fund††††††
	2013	2012	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(216)	$(98)	$(216)	$(2,286)	$—	$—
Net realized gains (losses) from investment transactions	3,698	7,307	—	—	—	—
Net change in unrealized gain (loss) of investments	—	(2,521)	—	—	—	—

Net increase (decrease) in net assets resulting from operations	3,482	4,688	(216)	(2,286)	—	—

Variable Annuity Activities:
Purchase payments	—	—	—	—	—	—
Surrender benefits	(1,956)	(12,624)	(193)	(219,225)	—	—
Net transfers	(1,424)	(4,112)	323	447	—	—
Payments for supplementary contracts without life contingency	—	—	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—	—	—
Contract administration charges	(102)	(74)	(108)	(474)	—	—
Annuity benefits	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(3,482)	(16,810)	22	(219,252)	—	—

Total increase (decrease) in net assets	—	(12,122)	(194)	(221,538)	—	—
Net Assets:
Beginning of year	—	12,122	7,044	228,582	—	—

End of year	$—	$—	$6,850	$7,044	$—	$—

	Equity Income Portfolio II		International Stock Portfolio
	2013	2012	2013	2012
Operations:
Net investment income (loss)	$(9)	$130	$(45)	$(39)
Net realized gains (losses) from investment transactions	5,635	5,851	478	(419)
Net change in unrealized gain (loss) of investments	(2,434)	(642)	17	2,254

Net increase (decrease) in net assets resulting from operations	3,192	5,339	450	1,796

Variable Annuity Activities:
Purchase payments	—	—	—	—
Surrender benefits	(19,819)	(31,979)	(7,373)	(7,763)
Net transfers	(1)	118	(1)	5
Payments for supplementary contracts without life contingency	—	—	—	—
Payments for supplementary contracts with life contingency	—	—	—	—
Contract administration charges	(38)	(65)	(14)	(25)
Annuity benefits	—	—	—	—

Net increase (decrease) in net assets resulting from variable annuity activities	(19,858)	(31,926)	(7,388)	(7,783)

Total increase (decrease) in net assets	(16,666)	(26,587)	(6,938)	(5,987)
Net Assets:
Beginning of year	18,956	45,543	7,764	13,751

End of year	$2,290	$18,956	$826	$7,764

†††††	Government Long Bond 1.2x Strategy Fund held no assets at December 31, 2012 and 2013 in Account III. However, the fund is an investment option.
††††††	Utilities Fund held no assets at December 31, 2012 and 2013 in Account III. However, the fund is an investment option.

The accompanying notes are an integral part of these financial statements.

27

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

Notes to Financial Statements — December 31, 2013

Note 1.    Organization

Penn Mutual Variable Annuity Account III (“Account III”) was established by The Penn Mutual Life Insurance Company (“Penn Mutual”) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, Retirement Planner VA, Inflation Protector, Smart Foundation Flex, Smart Foundation Plus and Smart Foundation VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are legally segregated from Penn Mutual’s other assets and liabilities.

Note 2.    Significant Accounting Policies

The preparation of the accompanying financial statements and notes are in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ significantly with those estimates. The significant accounting policies of Account III are as follows:

Investments — Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. (“Penn Series”), an affiliated entity of Penn Mutual: Money Market, Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Balanced, Large Growth Stock, Large Cap Growth, Large Core Growth, Large Cap Value, Large Core Value, Index 500, Mid Cap Growth, Mid Cap Value, Mid Core Value, SMID Cap Growth, SMID Cap Value, Small Cap Growth, Small Cap Value, Small Cap Index, Developed International Index, International Equity, Emerging Markets Equity, Real Estate Securities, Aggressive Allocation, Moderately Aggressive Allocation, Moderate Allocation, Moderately Conservative Allocation and Conservative Allocation Funds; Federated Insurance Series (“Federated”): High Income Bond Fund II; Rydex Variable Trust (“Rydex”): Financial Services, Health Care, Russell 2000 1.5x Strategy, Nova, NASDAQ-100, Technology, Inverse S&P 500 Strategy, Government Long Bond 1.2x Strategy, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. (“T. Rowe”): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. (“T. Rowe”): International Stock Portfolio.

Penn Series, Federated, Rydex, and T. Rowe are open-end diversified management investment companies.

The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Investment transactions are accounted for on a trade date basis. The resulting net unrealized gains (losses) are reflected in the Statements of Operations. Realized gains (losses) from securities transactions are determined for federal income tax and for financial reporting purposes on the FIFO cost basis.

The amounts shown as receivable for securities sold and payable for securities purchased on the Statements of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the contract owners’ instructions on the first business day subsequent to the close of the period presented.

All dividend distributions received from the underlying Penn Series Funds are reinvested in additional shares of these Funds and are recorded by Account III on the ex-dividend date. The Penn Series Funds have utilized consent dividends to effectively distribute income for income tax purposes. Account III consents to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Penn Series Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

For the year ended December 31, 2013, consent dividends in Account III were:

Consent Dividends
Limited Maturity Bond Fund	$503,098
Quality Bond Fund	5,482,174
High Yield Bond Fund	7,220,963

28

Note 2.    Significant Accounting Policies (continued)

Consent Dividends
Flexibly Managed Fund	$175,333,679
Balanced Fund	2,495,190
Large Growth Stock Fund	13,455,435
Large Cap Growth Fund	2,326,159
Large Cap Value Fund	5,897,670
Large Core Value Fund	1,080,818
Index 500 Fund	3,279,252
Mid Cap Growth Fund	9,487,114
Mid Cap Value Fund	9,978,476
Mid Core Value Fund	10,023,786
SMID Cap Growth Fund	2,814,844
SMID Cap Value Fund	3,049,060
Small Cap Growth Fund	4,771,053
Small Cap Value Fund	21,904,317
Small Cap Index Fund	2,069,205
Developed International Index Fund	1,239,119
International Equity Fund	1,155,718
Emerging Markets Equity Fund	294,804
Real Estate Securities Fund	5,066,050
Aggressive Allocation Fund	3,510,655
Moderately Aggressive Allocation Fund	13,604,147
Moderate Allocation Fund	20,200,032
Moderately Conservative Allocation Fund	6,159,674
Conservative Allocation Fund	3,302,395

Consent dividends were utilized by the Penn Series Funds only.

Federal Income Taxes — The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, there is no charge to Account III for federal income taxes. Penn Mutual will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. Account III satisfies the current requirements of the regulations, and Penn Mutual intends that Account III will continue to meet such requirements.

FAIR VALUE MEASUREMENT — Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. The inputs to valuation techniques used to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. Account III has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1 — Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers. iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

29

Note 2.    Significant Accounting Policies (continued)

Level 2 — Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. In circumstances where prices from pricing services are reviewed for reasonability but cannot be validated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3 — Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Penn Mutual’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Prices may also be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on Penn Mutual’s understanding of the market.

The fair value of all the investments in Account III, are at net asset values and the investments are considered actively traded and fall within Level 1.

Note 3.    Purchases and Sales of Investments

The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2013:

	Purchases	Sales
Money Market Fund	$86,696,273	$95,641,106
Limited Maturity Bond Fund	24,918,258	43,962,496
Quality Bond Fund	50,521,415	110,494,326
High Yield Bond Fund	26,368,894	28,844,975
Flexibly Managed Fund	385,570,490	164,525,607
Balanced Fund	8,945,266	11,398,728
Large Growth Stock Fund	25,022,827	23,697,671
Large Cap Growth Fund	3,851,354	6,865,987
Large Core Growth Fund	5,658,710	8,454,505
Large Cap Value Fund	11,974,630	17,417,249
Large Core Value Fund	12,391,328	15,648,316
Index 500 Fund	43,065,742	21,309,102
Mid Cap Growth Fund	7,918,489	13,347,912
Mid Cap Value Fund	17,735,414	13,948,629
Mid Core Value Fund	6,249,750	5,979,190
SMID Cap Growth Fund	12,432,631	6,638,337
SMID Cap Value Fund	13,386,661	6,924,908
Small Cap Growth Fund	5,802,372	14,967,333
Small Cap Value Fund	23,733,585	22,739,595
Small Cap Index Fund	13,704,562	5,701,670
Developed International Index Fund	11,881,372	5,713,301
International Equity Fund	31,908,712	24,801,831
Emerging Markets Equity Fund	21,315,941	13,033,168
Real Estate Securities Fund	21,692,362	11,907,107
Aggressive Allocation Fund	15,330,259	10,415,151
Moderately Aggressive Allocation Fund	48,569,518	32,231,839
Moderate Allocation Fund	62,119,985	45,250,066
Moderately Conservative Allocation Fund	27,953,900	22,919,640
Conservative Allocation Fund	19,553,582	26,048,623
High Income Bond Fund II	—	98,278
Financial Services Fund	—	—
Health Care Fund	—	—
Russell 2000 1.5x Strategy Fund	89,952	98,866
Nova Fund	322,669	310,399
NASDAQ-100 Fund	89,794	112,094

30

Note 3.    Purchases and Sales of Investments (continued)

	Purchases	Sales
Technology Fund	$—	$—
Inverse S&P 500 Strategy Fund	—	—
Government Long Bond 1.2 x Strategy Fund	374,649	378,985
U.S. Government Money Market Fund	58,566	58,760
Utilities Fund	—	—
Equity Income Portfolio II	—	20,009
International Stock Portfolio	—	7,444

Note 4.    Related Party Transactions and Contract Charges

Penn Mutual received $104,394,171 and $81,387,001 from Account III for the years ended December 31, 2013 and 2012. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain product charges are reflected as a reduction in the value of the units held by the contract owner. These are stated as a percentage of the account value as follows:

Products	Mortality & Risk Expense	Contract Administration	Maximum Supplemental Rider Charge
Diversifier II/Optimizer	1.25%	None	N/A
Commander	1.25%	0.15%	0.95%
Penn Freedom	1.30%	0.15%	0.95%
Enhanced Credit Variable Annuity	1.25%	0.15%	0.60%
Pennant Select	1.20%	0.15%	0.95%
Olympia XT Advisor	1.25%	0.15%	0.60%
Penn Freedom Advisor	1.45%	0.15%	0.60%
Retirement Planner VA	1.25%	None	0.60%
Inflation Protector Variable Annuity	1.50%	0.15%	2.50%
Smart Foundation Flex	1.50%	0.15%	2.75%
Smart Foundation Plus	1.45%	0.15%	2.75%
Smart Foundation VA	1.25%	0.15%	2.75%

Certain product charges are reflected as a redemption of units held by the contract owner. These are as follows:

Products	Annual Contract Charge
Diversifier II/Optimizer	$30 maximum
Commander	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA	$30 maximum
Inflation Protector Variable Annuity	If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Flex	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation Plus	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value
Smart Foundation VA	If Account Value is < $50,000, the lesser of $40 or 2% of the Account Value

Products	Surrender Charges
Diversifier II/Optimizer	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander	Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.

31

Note 4.    Related Party Transactions and Contract Charges (continued)

Products	Surrender Charges
Pennant Select	Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA	Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Inflation Protector Variable Annuity	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Flex	Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Smart Foundation Plus	Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Smart Foundation VA	Maximum charge of 8% of purchase payments received. Charges do not apply after 7 years.

Premium taxes on purchase payments are withheld from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

Note 5.    Accumulation Units

The accumulation units are as follows:

	December 31, 2013			December 31, 2012
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
Money Market Fund	6,112,547	(6,622,173)	6,954,194	11,824,490	(12,921,456)	7,463,821
Limited Maturity Bond Fund	1,430,742	(2,619,059)	7,386,747	2,563,379	(1,130,628)	8,575,064
Quality Bond Fund	2,611,038	(5,105,936)	19,038,523	5,577,362	(881,585)	21,533,421
High Yield Bond Fund	1,345,827	(793,213)	6,274,698	1,541,770	(417,236)	5,722,084
Flexibly Managed Fund	23,496,624	(592,965)	88,472,789	13,588,850	(695,585)	65,569,130
Balanced Fund	543,747	(616,466)	3,925,130	629,411	(388,054)	3,997,849
Large Growth Stock Fund	1,402,837	(1,318,738)	11,752,079	1,432,301	(1,324,848)	11,667,980
Large Cap Growth Fund	228,996	(501,612)	2,041,041	309,243	(404,167)	2,313,656
Large Core Growth Fund	292,023	(487,670)	4,522,560	218,928	(672,964)	4,718,207
Large Cap Value Fund	558,052	(601,752)	5,345,802	384,351	(756,830)	5,389,501
Large Core Value Fund	739,378	(984,997)	7,030,020	401,794	(770,873)	7,275,639
Index 500 Fund	2,450,500	(627,162)	12,586,679	2,072,991	(754,687)	10,763,342
Mid Cap Growth	445,039	(792,632)	5,535,316	657,419	(615,595)	5,882,908
Mid Cap Value Fund	804,753	(256,802)	4,193,502	431,979	(267,223)	3,645,551
Mid Core Value Fund	324,685	(220,343)	2,275,915	237,556	(279,486)	2,171,573
SMID Cap Growth Fund	702,566	(279,415)	1,766,184	561,982	(182,948)	1,343,033
SMID Cap Value Fund	763,194	(296,044)	1,886,430	463,611	(213,065)	1,419,281
Small Cap Growth Fund	299,576	(886,347)	2,917,099	395,391	(373,251)	3,503,870
Small Cap Value Fund	885,816	(383,515)	4,764,039	511,205	(325,632)	4,261,738
Small Cap Index Fund	885,953	(254,955)	2,690,652	697,741	(209,184)	2,059,654
Developed International Index Fund	885,254	(336,073)	3,986,475	917,909	(353,641)	3,437,294
International Equity Fund	1,447,336	(453,611)	10,332,974	647,415	(711,533)	9,339,249
Emerging Markets Equity Fund	1,460,652	(590,958)	10,320,290	1,384,952	(710,925)	9,450,596
Real Estate Securities Fund	1,110,288	(256,406)	4,377,026	896,860	(211,997)	3,523,145
Aggressive Allocation Fund	1,103,526	(672,627)	3,971,887	1,017,370	(237,201)	3,540,988
Moderately Aggressive Allocation Fund	3,169,916	(1,559,688)	15,957,864	3,700,114	(1,298,356)	14,347,637
Moderate Allocation Fund	3,860,330	(1,910,423)	26,480,729	4,806,479	(832,365)	24,530,823
Moderately Conservative Allocation Fund	2,058,131	(1,419,967)	8,751,729	1,844,346	(1,702,890)	8,113,565
Conservative Allocation Fund	1,504,255	(1,945,286)	5,663,658	2,252,633	(1,772,857)	6,104,689

32

Note 5.    Accumulation Units (continued)

	December 31, 2013			December 31, 2012
Subaccount	Units Purchased	Units Redeemed	Ending Unit Balance	Units Purchased	Units Redeemed	Ending Unit Balance
High Income Bond Fund II	—	(4,579)	36	—	(4,543)	4,615
Financial Services Fund	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—
Russell 2000 1.5x Strategy Fund	4,898	(6,716)	5,970	6,699	(16)	7,788
Nova Fund	23,342	(23,214)	7,882	7,360	(1,753)	7,755
NASDAQ-100 Fund	4,285	(6,333)	4,187	6,247	(11,005)	6,235
Technology Fund	—	—	—	—	—	—
Inverse S&P 500 Strategy Fund	—	—	—	—	(182)	—
Government Long Bond 1.2x Strategy Fund	20,371	(20,371)	—	6,462	(7,065)	—
U.S. Government Money Market Fund	6,087	(6,096)	737	8,085	(30,800)	745
Utilities Fund	—	—	—	—	—	—
Equity Income Portfolio II	—	(1,256)	131	—	(2,455)	1,387
International Stock Portfolio	—	(471)	49	—	(556)	520

Note 6.    Financial Highlights

Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

	January 1, 2013	December 31, 2013			For the Year ended December 31, 2013
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.62 to $23.68	6,954,194	$9.46 to $23.38	$76,956,135	0.01	1.25 to 1.65	(1.63) to (1.23)
Limited Maturity Fund	9.87 to 17.28	7,386,747	9.70 to 17.05	90,783,913	—	1.25 to 1.65	(1.72) to (1.33)
Quality Bond Fund	10.85 to 40.66	19,038,523	9.72 to 38.97	282,321,370	—	1.25 to 1.65	(4.56) to (4.17)
High Yield Bond Fund	12.00 to 77.56	6,274,698	11.86 to 82.66	129,687,090	—	1.25 to 1.65	6.14 to 6.57
Flexibly Managed Fund	12.54 to 186.64	88,472,789	13.42 to 225.40	2,307,823,488	—	1.25 to 1.65	20.29 to 20.77
Balanced Fund	12.05 to 12.42	3,925,130	12.37 to 14.32	54,699,169	—	1.25 to 1.65	14.84 to 15.30
Large Growth Stock Fund	7.41 to 50.98	11,752,079	10.17 to 70.04	161,971,873	—	1.25 to 1.65	36.84 to 37.39
Large Cap Growth Fund	9.68 to 11.37	2,041,041	11.75 to 13.77	24,532,544	—	1.25 to 1.65	21.08 to 21.56
Large Core Growth Fund	10.16 to 12.51	4,522,560	13.81 to 16.97	63,350,383	—	1.25 to 1.65	35.65 to 36.19
Large Cap Value Fund	11.85 to 53.70	5,345,802	14.33 to 70.65	112,888,785	—	1.25 to 1.65	31.03 to 31.55
Large Core Value Fund	9.78 to 11.80	7,030,020	12.51 to 15.06	89,601,755	—	1.25 to 1.65	27.65 to 28.17
Index 500 Fund	12.06 to 18.95	12,586,679	14.51 to 24.67	208,588,587	—	1.25 to 1.65	29.71 to 30.23
Mid Cap Growth Fund	8.32 to 18.17	5,535,316	11.22 to 24.53	77,594,155	—	1.25 to 1.65	34.48 to 35.02
Mid Cap Value Fund	12.20 to 28.29	4,193,502	14.99 to 38.05	106,660,713	—	1.25 to 1.65	33.98 to 34.51
Mid Core Value Fund	12.59 to 15.24	2,275,915	14.01 to 19.44	41,597,269	—	1.25 to 1.65	27.04 to 27.55
SMID Cap Growth Fund	12.70 to 13.02	1,766,184	15.80 to 18.37	31,138,018	—	1.25 to 1.65	40.50 to 41.06
SMID Cap Value Fund	12.54 to 13.20	1,886,430	15.66 to 17.99	32,550,681	—	1.25 to 1.65	35.74 to 36.28
Small Cap Growth Fund	8.16 to 24.98	2,917,099	11.07 to 33.95	51,089,120	—	1.25 to 1.65	35.35 to 35.90
Small Cap Value Fund	13.41 to 41.91	4,764,039	15.44 to 57.51	156,251,206	—	1.25 to 1.65	36.66 to 37.20
Small Cap Index Fund	11.54 to 12.88	2,690,652	15.27 to 17.50	42,520,607	—	1.25 to 1.65	35.88 to 36.42
Developed International Index Fund	9.57 to 10.88	3,986,475	11.42 to 13.92	47,446,590	—	1.25 to 1.65	19.10 to 19.58
International Equity Fund	12.87 to 42.03	10,332,974	12.44 to 43.98	219,057,521	—	1.25 to 1.65	4.24 to 4.65
Emerging Markets Equity Fund	10.80 to 10.96	10,320,290	10.51 to 11.45	110,201,487	—	1.25 to 1.65	(2.75) to (2.36)
Real Estate Securities Fund(a)	12.89 to 21.75	4,377,026	11.63 to 22.15	81,177,328	—	1.25 to 1.65	1.44 to 1.85
Aggressive Allocation Fund	11.03 to 12.11	3,971,887	13.31 to 14.59	54,093,458	—	1.25 to 1.65	20.49 to 20.97
Moderately Aggressive Allocation Fund	11.90 to 12.00	15,957,864	13.00 to 14.12	220,885,284	—	1.25 to 1.65	17.21 to 17.68

33

Note 6.    Financial Highlights (continued)

	January 1, 2013	December 31, 2013			For the Year ended December 31, 2013
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Moderate Allocation Fund	$11.52 to $11.63	26,480,729	$12.17 to $13.10	$340,334,339	—	1.25 to 1.65	12.24 to 12.69
Moderately Conservative Allocation Fund	11.28 to 11.58	8,751,729	11.41 to 12.50	107,070,466	—	1.25 to 1.65	7.56 to 7.99
Conservative Allocation Fund	10.81 to 11.48	5,663,658	10.63 to 11.84	65,545,737	—	1.25 to 1.65	2.72 to 3.13
High Income Bond Fund II	20.41 to 20.84	36	21.49 to 21.99	785	19.02	1.25 to 1.65	5.29 to 5.50
Financial Services Fund	7.46 to 7.62	—	9.36 to 9.58	—	—	1.25 to 1.65	25.53 to 25.78
Health Care Fund	15.09 to 15.41	—	21.06 to 21.55	—	—	1.25 to 1.65	39.56 to 39.84
Russell 2000 1.5x Strategy Fund	12.12 to 12.38	5,970	18.91 to 19.36	115,066	—	1.25 to 1.65	56.05 to 56.36
Nova Fund	10.62 to 10.85	7,882	15.57 to 15.94	125,652	0.06	1.25 to 1.65	46.63 to 46.92
NASDAQ-100 Fund	16.37 to 16.72	4,187	21.68 to 22.19	92,916	—	1.25 to 1.65	32.48 to 32.75
Technology Fund	12.17 to 12.43	—	16.22 to 16.60	—	—	1.25 to 1.65	33.25 to 33.51
Inverse S&P 500 Strategy Fund	3.94 to 4.03	—	2.85 to 2.92	—	—	1.25 to 1.65	(27.68) to (27.54)
Government Long Bond 1.2x Strategy Fund	20.01 to 20.44	—	16.10 to 16.48	—	0.93	1.25 to 1.65	(19.55) to (19.39)
U.S. Government Money Market Fund	9.45 to 9.65	737	9.30 to 9.52	6,850	—	1.25 to 1.65	(1.59) to (1.39)
Utilities Fund	13.48 to 13.77	—	15.07 to 15.42	—	—	1.25 to 1.65	11.82 to 12.05
Equity Income Portfolio II	13.57 to 13.67	131	17.28 to 17.44	2,290	1.18	1.25 to 1.65	27.35 to 27.61
International Stock Portfolio	14.61 to 14.92	49	16.40 to 16.78	826	0.26	1.25 to 1.65	12.24 to 12.47

	January 1, 2012	December 31, 2012			For the Year ended December 31, 2012
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.77 to $23.97	7,463,821	$9.62 to $23.68	$85,893,038	0.01	1.25 to 1.65	(1.63) to (1.24)
Limited Maturity Fund	9.97 to 17.39	8,575,064	9.87 to 17.28	109,915,517	—	1.25 to 1.65	(1.04) to (0.64)
Quality Bond Fund	10.69 to 39.89	21,533,421	10.85 to 40.66	351,966,131	—	1.25 to 1.65	1.53 to 1.94
High Yield Bond Fund	10.65 to 68.56	5,722,084	12.00 to 77.56	122,606,185	—	1.25 to 1.65	12.69 to 13.14
Flexibly Managed Fund	11.11 to 164.73	65,569,130	12.54 to 186.64	1,686,424,294	—	1.25 to 1.65	12.85 to 13.30
Balanced Fund	11.09 to 11.38	3,997,849	12.05 to 12.42	49,006,232	—	1.25 to 1.65	8.71 to 9.15
Large Growth Stock Fund	6.33 to 43.47	11,667,980	7.41 to 50.98	114,823,851	—	1.25 to 1.65	16.80 to 17.27
Large Cap Growth Fund	8.91 to 10.49	2,313,656	9.68 to 11.37	22,682,554	—	1.25 to 1.65	8.45 to 8.88
Large Core Growth Fund	8.87 to 10.95	4,718,207	10.16 to 12.51	48,302,707	—	1.25 to 1.65	14.24 to 14.70
Large Cap Value Fund	10.64 to 48.03	5,389,501	11.85 to 53.70	89,619,920	—	1.25 to 1.65	11.37 to 11.82
Large Core Value Fund	8.58 to 10.38	7,275,639	9.78 to 11.80	71,773,984	—	1.25 to 1.65	13.69 to 14.14
Index 500 Fund	10.57 to 16.59	10,763,342	12.06 to 18.95	139,074,740	—	1.25 to 1.65	13.78 to 14.24
Mid Cap Growth Fund	7.96 to 17.34	5,882,908	8.32 to 18.17	61,374,541	—	1.25 to 1.65	4.34 to 4.76
Mid Cap Value Fund	10.77 to 24.87	3,645,551	12.20 to 28.29	75,251,634	—	1.25 to 1.65	13.28 to 13.74
Mid Core Value Fund	11.19 to 13.48	2,171,573	12.59 to 15.24	31,985,042	—	1.25 to 1.65	12.59 to 13.04
SMID Cap Growth Fund	11.19 to 11.43	1,343,033	12.70 to 13.02	17,151,936	—	1.25 to 1.65	13.46 to 13.92
SMID Cap Value Fund	10.72 to 11.24	1,419,281	12.54 to 13.20	18,326,726	—	1.25 to 1.65	17.00 to 17.47
Small Cap Growth Fund	7.83 to 23.93	3,503,870	8.16 to 24.98	45,235,245	—	1.25 to 1.65	3.99 to 4.41
Small Cap Value Fund	11.74 to 36.54	4,261,738	13.41 to 41.91	111,488,504	—	1.25 to 1.65	14.26 to 14.72
Small Cap Index Fund	10.14 to 11.34	2,059,654	11.54 to 12.88	23,927,683	—	1.25 to 1.65	13.61 to 14.06
Developed International Index Fund	8.22 to 9.36	3,437,294	9.57 to 10.88	33,573,279	—	1.25 to 1.65	16.22 to 16.69
International Equity Fund	10.80 to 35.15	9,339,249	12.87 to 42.03	199,916,772	—	1.25 to 1.65	19.08 to 19.56
Emerging Markets Equity Fund	9.18 to 9.28	9,450,596	10.80 to 10.96	103,129,950	—	1.25 to 1.65	17.64 to 18.12
Real Estate Securities Fund	11.30 to 18.99	3,523,145	12.89 to 21.75	69,490,415	—	1.25 to 1.65	14.10 to 14.56
Aggressive Allocation Fund	9.69 to 10.66	3,540,988	11.03 to 12.11	39,777,470	—	1.25 to 1.65	13.59 to 14.05
Moderately Aggressive Allocation Fund	10.62 to 10.69	14,347,637	11.90 to 12.00	170,342,103	—	1.25 to 1.65	11.77 to 12.22
Moderate Allocation Fund	10.54 to 10.66	24,530,823	11.52 to 11.63	282,076,195	—	1.25 to 1.65	9.11 to 9.54
Moderately Conservative Allocation Fund	10.58 to 10.83	8,113,565	11.28 to 11.58	92,878,552	—	1.25 to 1.65	6.53 to 6.95
Conservative Allocation Fund	10.42 to 11.02	6,104,689	10.81 to 11.48	69,099,125	—	1.25 to 1.65	3.75 to 4.17
High Income Bond Fund II	18.08 to 18.43	4,615	20.41 to 20.84	94,339	8.30	1.25 to 1.65	12.87 to 13.10
Financial Services Fund	6.18 to 6.30	—	7.46 to 7.62	—	—	1.25 to 1.65	20.73 to 20.97
Health Care Fund	13.09 to 13.34	—	15.09 to 15.41	—	—	1.25 to 1.65	15.30 to 15.53
Russell 2000 1.5x Strategy Fund	10.09 to 10.28	7,788	12.12 to 12.38	99,116	—	1.25 to 1.65	20.16 to 20.40

34

Note 6.    Financial Highlights (continued)

	January 1, 2012	December 31, 2012			For the Year ended December 31, 2012
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Nova Fund	$8.83 to $9.00	7,755	$10.62 to $10.85	$84,139	—	1.25 to 1.65	20.30 to 20.54
NASDAQ-100 Fund	14.24 to 14.52	6,235	16.37 to 16.72	104,228	—	1.25 to 1.65	14.91 to 15.14
Technology Fund	11.05 to 11.26	—	12.17 to 12.43	—	—	1.25 to 1.65	10.20 to 10.42
Inverse S&P 500 Strategy Fund	4.83 to 4.92	—	3.94 to 4.03	—	—	1.25 to 1.65	(18.30) to (18.14)
Government Long Bond 1.2x Strategy Fund	19.74 to 20.12	—	20.01 to 20.44	—	0.88	1.25 to 1.65	1.38 to 1.58
U.S. Government Money Market Fund	9.60 to 9.79	745	9.45 to 9.65	7,044	—	1.25 to 1.65	(1.59) to (1.39)
Utilities Fund	13.54 to 13.81	—	13.48 to 13.77	—	—	1.25 to 1.65	(0.49) to (0.29)
Equity Income Portfolio II	11.79 to 11.85	1,387	13.57 to 13.67	18,956	1.68	1.25 to 1.65	15.06 to 15.29
International Stock Portfolio	12.53 to 12.78	520	14.61 to 14.92	7,764	0.90	1.25 to 1.65	16.55 to 16.79

	January 1, 2011	December 31, 2011			For the Year ended December 31, 2011
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$9.94 to $24.27	8,560,787	$9.77 to $23.97	$98,595,231	0.01	1.25 to 1.65	(1.62) to (1.23)
Limited Maturity Fund	9.92 to 17.22	7,142,313	9.97 to 17.39	93,891,948	—	1.25 to 1.65	0.57 to 0.97
Quality Bond Fund	9.87 to 36.68	16,837,645	10.69 to 39.89	286,570,584	—	1.25 to 1.65	8.32 to 8.76
High Yield Bond Fund	10.51 to 67.35	4,597,551	10.65 to 68.56	95,196,769	—	1.25 to 1.65	1.39 to 1.80
Flexibly Managed Fund	10.96 to 161.88	52,675,864	11.11 to 164.73	1,364,848,230	—	1.25 to 1.65	1.35 to 1.76
Balanced Fund	10.68 to 10.92	3,756,492	11.09 to 11.38	42,562,623	—	1.25 to 1.65	3.83 to 4.25
Large Growth Stock Fund	6.52 to 44.71	11,560,527	6.33 to 43.47	96,768,806	—	1.25 to 1.65	(3.16) to (2.77)
Large Cap Growth Fund	9.70 to 11.43	2,408,580	8.91 to 10.49	21,612,432	—	1.25 to 1.65	(8.29) to (7.92)
Large Core Growth Fund	9.48 to 11.72	5,172,242	8.87 to 10.95	46,121,275	—	1.25 to 1.65	(6.56) to (6.19)
Large Cap Value Fund	11.32 to 50.88	5,761,980	10.64 to 48.03	87,153,415	—	1.25 to 1.65	(5.98) to (5.61)
Large Core Value Fund	9.09 to 11.01	7,644,718	8.58 to 10.38	65,894,581	—	1.25 to 1.65	(5.75) to (5.38)
Index 500 Fund	10.54 to 16.50	9,445,038	10.57 to 16.59	108,326,551	—	1.25 to 1.65	0.10 to 0.50
Mid Cap Growth Fund	8.75 to 19.04	5,841,085	7.96 to 17.34	57,659,326	—	1.25 to 1.65	(9.28) to (8.92)
Mid Cap Value Fund	11.68 to 26.87	3,480,795	10.77 to 24.87	66,324,565	—	1.25 to 1.65	(7.81) to (7.44)
Mid Core Value Fund	11.79 to 14.15	2,213,502	11.19 to 13.48	29,326,711	—	1.25 to 1.65	(5.11) to (4.73)
SMID Cap Growth Fund	11.94 to 12.15	963,998	11.19 to 11.43	10,950,785	—	1.25 to 1.65	(6.27) to (5.90)
SMID Cap Value Fund	11.74 to 12.26	1,168,734	10.72 to 11.24	13,032,095	—	1.25 to 1.65	(8.68) to (8.32)
Small Cap Growth Fund	8.94 to 27.26	3,481,729	7.83 to 23.93	44,044,123	—	1.25 to 1.65	(12.56) to (12.21)
Small Cap Value Fund	11.83 to 36.68	4,076,165	11.74 to 36.54	98,986,877	—	1.25 to 1.65	(0.78) to (0.38)
Small Cap Index Fund	10.77 to 12.07	1,571,097	10.14 to 11.34	15,997,508	—	1.25 to 1.65	(6.07) to (5.70)
Developed International Index Fund	9.54 to 10.89	2,873,026	8.22 to 9.36	23,689,661	—	1.25 to 1.65	(14.04) to (13.70)
International Equity Fund	10.88 to 35.27	9,403,367	10.80 to 35.15	173,169,647	—	1.25 to 1.65	(0.74) to (0.34)
Emerging Markets Equity Fund	11.45 to 11.52	8,776,569	9.18 to 9.28	81,050,617	—	1.25 to 1.65	(19.78) to (19.46)
Real Estate Securities Fund(a)	10.73 to 17.96	2,838,281	11.30 to 18.99	52,353,197	—	1.25 to 1.65	5.29 to 5.71
Aggressive Allocation Fund	10.20 to 11.25	2,760,819	9.69 to 10.66	26,876,020	—	1.25 to 1.65	(5.23) to (4.85)
Moderately Aggressive Allocation Fund	10.98 to 11.05	11,945,878	10.62 to 10.69	127,117,311	—	1.25 to 1.65	(3.40) to (3.01)
Moderate Allocation Fund	10.62 to 10.77	20,556,709	10.54 to 10.66	217,069,283	—	1.25 to 1.65	(0.99) to (0.60)
Moderately Conservative Allocation Fund	10.48 to 10.67	7,972,110	10.58 to 10.83	85,783,809	—	1.25 to 1.65	1.04 to 1.45
Conservative Allocation Fund	10.19 to 10.74	5,624,913	10.42 to 11.02	61,531,917	—	1.25 to 1.65	2.23 to 2.63
V.I. Capital Appreciation Fund	10.12 to 10.30	—	9.17 to 9.35	—	0.35	1.25 to 1.65	(9.17) to (9.35)
High Income Bond Fund II	17.47 to 17.77	9,158	18.08 to 18.43	167,160	8.08	1.25 to 1.65	3.50 to 3.71
Financial Services Fund	7.38 to 7.50	—	6.18 to 6.30	—	—	1.25 to 1.65	(16.27) to (16.11)
Health Care Fund	12.70 to 12.92	—	13.09 to 13.34	—	—	1.25 to 1.65	3.03 to 3.24
Russell 2000 1.5x Strategy Fund	11.67 to 11.87	1,104	10.09 to 10.28	11,134	—	1.25 to 1.65	(13.58) to (13.40)
Nova Fund	9.08 to 9.24	2,147	8.83 to 9.00	19,326	0.01	1.25 to 1.65	(2.73) to (2.54)
NASDAQ-100 Fund	14.16 to 14.41	10,993	14.24 to 14.52	159,591	—	1.25 to 1.65	0.55 to 0.75
Technology Fund	12.36 to 12.58	—	11.05 to 11.26	—	—	1.25 to 1.65	(10.64) to (10.46)
Inverse S&P 500 Strategy Fund	5.39 to 5.49	182	4.83 to 4.92	880	—	1.25 to 1.65	(10.48) to (10.31)
Government Long Bond 1.2x Strategy Fund	14.17 to 14.42	602	19.74 to 20.12	12,122	1.87	1.25 to 1.65	39.28 to 39.56

35

Note 6.    Financial Highlights (continued)

	January 1, 2011	December 31, 2011			For the Year ended December 31, 2011
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
U.S. Government Money Market Fund	$9.75 to $9.92	23,460	$9.60 to $9.79	$228,582	—	1.25 to 1.65	(1.58) to (1.38)
Utilities Fund	11.83 to 12.04	—	13.54 to 13.81	—	—	1.25 to 1.65	14.45 to 14.68
Equity Income Portfolio II	12.10 to 12.15	3,842	11.79 to 11.85	45,543	1.42	1.25 to 1.65	(2.59) to (2.39)
International Stock Portfolio	14.61 to 14.86	1,076	12.53 to 12.78	13,751	0.56	1.25 to 1.65	(14.22) to (14.04)

	January 1, 2010	December 31, 2010			For the Year ended December 31, 2010
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.73 to $24.57	7,324,838	$9.94 to $24.27	$86,626,701	0.01	1.25 to 1.60	(1.43) to (0.24)
Limited Maturity Fund	11.88 to 16.81	6,279,354	9.92 to 17.22	82,818,379	—	1.25 to 1.60	(1.47) to 2.43
Quality Bond Fund	13.15 to 35.02	15,256,801	9.87 to 36.68	245,021,641	—	1.25 to 1.60	(2.02) to 4.74
High Yield Bond Fund	16.22 to 59.73	4,022,019	10.51 to 67.35	85,794,568	—	1.25 to 1.60	(0.36) to 12.75
Flexibly Managed Fund	17.32 to 143.88	46,957,809	10.96 to 161.88	1,277,856,672	—	1.25 to 1.60	3.23 to 12.51
Balanced Fund	9.87 to 9.90	3,742,404	10.68 to 10.92	40,746,113	—	1.25 to 1.60	0.98 to 10.30
Large Growth Stock Fund	5.66 to 38.76	10,888,949	6.52 to 44.71	95,810,722	—	1.25 to 1.60	1.60 to 15.34
Large Cap Growth Fund	8.75 to 8.89	2,250,960	9.70 to 11.43	21,939,633	—	1.25 to 1.60	3.66 to 11.04
Large Core Growth Fund	8.20 to 8.22	5,779,031	9.48 to 11.72	54,928,668	—	1.25 to 1.60	3.24 to 15.81
Large Cap Value Fund	10.29 to 44.86	5,334,919	11.32 to 50.88	90,763,525	—	1.25 to 1.60	3.85 to 13.42
Large Core Value Fund	8.35 to 8.37	8,336,336	9.09 to 11.01	75,917,289	—	1.25 to 1.60	3.20 to 9.07
Index 500 Fund	9.31 to 14.56	9,207,535	10.54 to 16.50	105,821,770	—	1.25 to 1.60	2.81 to 13.35
Mid Cap Growth Fund	7.00 to 15.20	5,598,369	8.75 to 19.04	60,421,698	—	1.25 to 1.60	7.26 to 25.27
Mid Cap Value Fund	13.99 to 21.63	3,461,206	11.68 to 26.87	72,484,030	—	1.25 to 1.60	5.28 to 24.21
Mid Core Value Fund	11.25 to 11.43	2,264,273	11.79 to 14.15	31,645,591	—	1.25 to 1.60	6.29 to 23.88
SMID Cap Growth Fund	9.82 to 9.85	852,880	11.94 to 12.15	10,322,531	—	1.25 to 1.60	6.21 to 23.30
SMID Cap Value Fund	9.76 to 9.78	874,032	11.74 to 12.26	10,675,995	—	1.25 to 1.60	5.65 to 25.29
Small Cap Growth Fund	7.62 to 23.17	3,351,726	8.94 to 27.26	48,916,016	—	1.25 to 1.60	5.44 to 17.65
Small Cap Value Fund	15.64 to 29.30	3,950,908	11.83 to 36.68	99,107,659	—	1.25 to 1.60	6.24 to 25.16
Small Cap Index Fund	8.66 to 8.69	1,121,564	10.77 to 12.07	12,093,801	—	1.25 to 1.60	6.28 to 24.63
Developed International Index Fund	9.01 to 9.03	2,253,032	9.54 to 10.89	21,513,065	—	1.25 to 1.60	(0.74) to 6.10
International Equity Fund	14.54 to 32.15	9,688,093	10.88 to 35.27	181,544,015	—	1.25 to 1.60	(0.97) to 9.70
Emerging Markets Equity Fund	9.77 to 9.79	8,392,076	11.45 to 11.52	96,392,675	—	1.25 to 1.60	(1.24) to 17.68
REIT Fund(a)	14.31 to 14.53	2,575,095	10.73 to 17.96	45,642,352	—	1.25 to 1.60	(1.87) to 23.59
Aggressive Allocation Fund	8.93 to 8.95	2,238,792	10.20 to 11.25	22,866,625	—	1.25 to 1.60	2.42 to 14.52
Moderately Aggressive Allocation Fund	9.72 to 9.75	10,212,937	10.98 to 11.05	112,211,068	—	1.25 to 1.60	1.77 to 13.08
Moderate Allocation Fund	9.60 to 9.63	18,291,360	10.62 to 10.77	194,522,208	—	1.25 to 1.60	1.08 to 10.85
Moderately Conservative Allocation Fund	9.86 to 9.88	6,513,002	10.48 to 10.67	69,247,250	—	1.25 to 1.60	0.23 to 7.97
Conservative Allocation Fund	10.14 to 10.17	4,132,013	10.19 to 10.74	44,184,439	—	1.25 to 1.60	(0.61) to 5.56
V.I. Capital Appreciation Fund	8.90 to 9.04	1,320	10.12 to 10.30	13,594	—	1.25 to 1.60	13.66 to 13.88
High Income Bond Fund II	15.47 to 15.71	8,648	17.47 to 17.77	152,150	8.72	1.25 to 1.60	12.91 to 13.14
Financial Services Fund	6.55 to 6.65	—	7.38 to 7.50	—	—	1.25 to 1.60	12.55 to 12.77
Health Care Fund	12.09 to 12.27	—	12.70 to 12.92	—	—	1.25 to 1.60	5.07 to 5.28
Russell 2000 1.5x Strategy Fund	8.60 to 8.73	9,410	11.67 to 11.87	111,504	—	1.25 to 1.60	35.66 to 35.93
Nova Fund	7.69 to 7.81	4,698	9.08 to 9.24	43,385	0.20	1.25 to 1.60	18.06 to 18.30
NASDAQ-100 Fund	12.15 to 12.33	6,594	14.16 to 14.41	95,023	—	1.25 to 1.60	16.61 to 16.84
Technology Fund	11.21 to 11.38	3,593	12.36 to 12.58	45,180	—	1.25 to 1.60	10.26 to 10.48
Inverse S&P 500 Strategy Fund	6.60 to 6.70	183	5.39 to 5.49	989	—	1.25 to 1.60	(18.28) to (18.11)
Government Long Bond 1.2x Strategy Fund	13.08 to 13.28	1,560	14.17 to 14.42	22,495	1.98	1.25 to 1.60	8.40 to 8.61
U.S. Government Money Market Fund	9.91 to 10.06	31,039	9.75 to 9.92	307,115	0.01	1.25 to 1.60	(1.57) to (1.38)
Utilities Fund	11.25 to 11.42	—	11.83 to 12.04	—	6.02	1.25 to 1.60	5.19 to 5.40
Equity Income Portfolio II	10.72 to 10.73	4,442	12.10 to 12.15	53,951	1.46	1.25 to 1.60	12.92 to 13.15
International Stock Portfolio	12.97 to 13.17	4,742	14.61 to 14.86	70,483	1.30	1.25 to 1.60	12.64 to 12.87

36

Note 6.    Financial Highlights (continued)

	January 1, 2009	December 31, 2009			For the Year ended December 31, 2009
Subaccount	Unit Value	Units	Unit Value	Net Assets	Investment Income Ratio*(%)	Expense Ratio**(%)	Total Return***(%)
Money Market Fund	$10.84 to $24.77	9,035,127	$10.73 to $24.57	$109,286,177	0.48	1.25 to 1.60	(1.01) to (0.81)
Limited Maturity Fund	11.83 to 16.71	5,604,794	11.88 to 16.81	72,785,202	—	1.25 to 1.60	0.43 to 0.63
Quality Bond Fund	12.59 to 33.45	12,757,352	13.15 to 35.02	198,745,029	0.02	1.25 to 1.60	4.49 to 4.70
High Yield Bond Fund	11.24 to 41.30	3,417,558	16.22 to 59.73	67,164,643	—	1.25 to 1.60	44.34 to 44.63
Flexibly Managed Fund	13.22 to 109.61	38,938,729	17.32 to 143.88	996,832,358	0.02	1.25 to 1.60	31.01 to 31.27
Balanced Fund	8.48 to 8.49	3,657,130	9.87 to 9.90	36,145,800	—	1.25 to 1.60	16.37 to 16.60
Large Growth Stock Fund	4.02 to 27.46	9,676,561	5.66 to 38.76	77,138,621	0.01	1.25 to 1.60	40.88 to 41.16
Large Cap Growth Fund	6.46 to 6.54	2,109,320	8.75 to 8.89	18,541,373	—	1.25 to 1.60	35.56 to 35.83
Large Core Growth Fund	6.12 to 6.13	6,433,215	8.20 to 8.22	52,843,609	0.05	1.25 to 1.60	33.93 to 34.20
Large Cap Value Fund	7.81 to 34.00	4,837,663	10.29 to 44.86	78,138,713	—	1.25 to 1.60	31.69 to 31.96
Large Core Value Fund	7.26	8,785,563	8.35 to 8.37	73,449,635	—	1.25 to 1.60	15.08 to 15.31
Index 500 Fund	7.49 to 11.69	9,126,219	9.31 to 14.56	93,567,900	—	1.25 to 1.60	24.30 to 24.55
Mid Cap Growth Fund	4.80 to 10.41	5,441,949	7.00 to 15.20	46,936,797	—	1.25 to 1.60	45.66 to 45.95
Mid Cap Value Fund	9.66 to 14.90	3,187,758	13.99 to 21.63	54,618,812	—	1.25 to 1.60	44.87 to 45.16
Mid Core Value Fund	9.06 to 9.18	2,278,455	11.25 to 11.43	25,747,666	—	1.25 to 1.60	24.21 to 24.46
SMID Cap Growth Fund	6.47	683,596	9.82 to 9.85	6,721,029	—	1.25 to 1.60	51.94 to 52.24
SMID Cap Value Fund	6.80 to 6.81	502,017	9.76 to 9.78	4,901,958	—	1.25 to 1.60	43.49 to 43.78
Small Cap Growth Fund	4.87 to 14.79	3,069,750	7.62 to 23.17	39,837,090	—	1.25 to 1.60	56.36 to 56.68
Small Cap Value Fund	12.50 to 23.38	3,878,540	15.64 to 29.30	79,125,282	—	1.25 to 1.60	25.10 to 25.35
Small Cap Index Fund	6.97	511,896	8.66 to 8.69	4,436,254	—	1.25 to 1.60	24.33 to 24.58
Developed International Index Fund	7.11 to 7.12	1,044,817	9.01 to 9.03	9,418,156	0.01	1.25 to 1.60	26.67 to 26.93
International Equity Fund	12.11 to 26.74	9,087,126	14.54 to 32.15	157,820,643	1.19	1.25 to 1.60	19.99 to 20.23
Emerging Markets Equity Fund	5.98 to 5.99	6,830,461	9.77 to 9.79	66,776,304	0.02	1.25 to 1.60	63.25 to 63.58
REIT Fund(a)	11.47 to 11.63	2,275,802	14.31 to 14.53	32,710,758	—	1.25 to 1.60	24.72 to 24.97
Aggressive Allocation Fund	7.02 to 7.03	1,420,238	8.93 to 8.95	12,684,750	—	1.25 to 1.60	27.08 to 27.34
Moderately Aggressive Allocation Fund	7.75 to 7.76	5,869,269	9.72 to 9.75	57,114,526	—	1.25 to 1.60	25.42 to 25.67
Moderate Allocation Fund	8.08 to 8.09	10,163,070	9.60 to 9.63	97,655,569	—	1.25 to 1.60	18.84 to 19.08
Moderately Conservative Allocation Fund	8.61	4,241,709	9.86 to 9.88	41,839,949	—	1.25 to 1.60	14.52 to 14.75
Conservative Allocation Fund	9.29	3,022,950	10.14 to 10.17	30,680,092	—	1.25 to 1.60	9.20 to 9.42
V.I. Capital Appreciation Fund	7.47 to 7.57	2,061	8.90 to 9.04	18,353	0.32	1.25 to 1.60	19.16 to 19.40
High Income Bond Fund II	10.28 to 10.42	16,881	15.47 to 15.71	264,451	10.57	1.25 to 1.60	50.43 to 50.73
Financial Services Fund	5.56 to 5.64	—	6.55 to 6.65	—	—	1.25 to 1.60	17.78 to 18.02
Health Care Fund	9.85 to 9.98	—	12.09 to 12.27	—	—	1.25 to 1.60	22.67 to 22.91
Russell 2000 1.5x Strategy Fund	6.56 to 6.64	5,632	8.60 to 8.73	49,050	—	1.25 to 1.60	31.19 to 31.46
Nova Fund	5.77 to 5.84	24,053	7.69 to 7.81	187,773	1.07	1.25 to 1.60	33.36 to 33.62
NASDAQ-100 Fund	8.12 to 8.23	8,781	12.15 to 12.33	108,298	—	1.25 to 1.60	49.59 to 49.89
Technology Fund	7.32 to 7.42	2,645	11.21 to 11.38	30,103	—	1.25 to 1.60	53.13 to 53.44
Inverse S&P 500 Strategy Fund	9.26 to 9.38	184	6.60 to 6.70	1,218	—	1.25 to 1.60	(28.70) to (28.56)
Government Long Bond 1.2x Strategy Fund	19.41 to 19.67	609	13.08 to 13.28	8,081	1.72	1.25 to 1.60	(32.63) to (32.50)
U.S. Government Money Market Fund	10.07 to 10.20	33,074	9.91 to 10.06	331,263	0.02	1.25 to 1.60	(1.54) to (1.34)
Utilities Fund	10.05 to 10.18	—	11.25 to 11.42	—	—	1.25 to 1.60	11.99 to 12.21
Equity Income Portfolio II	8.69 to 8.70	8,033	10.72 to 10.73	86,191	1.70	1.25 to 1.60	23.26 to 23.51
International Stock Portfolio	8.65 to 8.76	4,017	12.97 to 13.17	52,555	1.98	1.25 to 1.60	49.97 to 50.27

(a)	Prior to May 1, 2011, Real Estate Securities Fund was named REIT Fund.
*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, Account III does not record investment income.

37

Note 6.    Financial Highlights (continued)

**	These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.
***	These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period and reflects a range of actual product total returns.

Note 7.    Subsequent Events

Management has evaluated the impact of all subsequent events on Account III through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

38

PM6469  05/14

PennMutual

The Penn Mutual Life Insurance Company

2013 Statutory Financial Statements

Independent Auditor’s Report

To the Board of Trustees

The Penn Mutual Life Insurance Company:

We have audited the accompanying statutory financial statements of The Penn Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2013 and 2012, and the related statutory statements of loss and changes in surplus and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013 and 2012, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania described in Note 1.

February 14, 2014

(In Thousands)

Statements of Admitted Assets, Liabilities and Surplus

As of December 31,	2013	2012

ADMITTED ASSETS
Bonds	$7,243,116	$7,101,319
Stocks:
Preferred	21,050	21,247
Common — affiliated	321,494	202,672
Common — unaffiliated	2,327	6,009
Real estate	19,238	16,025
Policy loans	299,571	303,545
Cash and short-term investments	68,731	77,798
Alternative assets	317,260	308,131
Other invested assets	483,482	439,931

TOTAL INVESTMENTS	8,776,269	8,476,677

Investment income due and accrued	93,753	91,716
Premiums due and deferred	56,076	49,642
Deferred tax asset	192,526	171,404
Benefit plan assets	114,885	89,829
Amounts recoverable from reinsurers	13,832	5,025
Other assets	80,429	65,664
Separate account assets	6,617,421	5,380,757

TOTAL ASSETS	$15,945,191	$14,330,714

LIABILITIES
Reserves and funds for payment of insurance and annuity benefits	$7,419,066	$7,073,076
Dividends to policyholders payable in the following year	33,389	31,291
Policy claims in process	37,609	47,154
Interest maintenance reserve	99,195	101,308
Asset valuation reserve	50,206	52,081
Drafts outstanding	26,912	29,449
Other liabilities	170,707	130,402
Separate account liabilities	6,617,421	5,370,563

TOTAL LIABILITIES	14,454,505	12,835,324

SURPLUS
Surplus notes	389,063	388,907
Unassigned surplus	1,101,623	1,106,483

TOTAL SURPLUS	1,490,686	1,495,390

TOTAL LIABILITIES AND SURPLUS	$15,945,191	$14,330,714

The accompanying notes are an integral part of these financial statements.

2013 Statutory Financial Statements	Page 1

(In Thousands)

Statements of Loss and Changes in Surplus

For the Years Ended December 31,	2013	2012

REVENUE
Premium and annuity considerations	$1,495,882	$1,626,067
Net investment income	472,185	438,083
Other revenue	195,935	157,893

TOTAL REVENUE	2,164,002	2,222,043

BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries	1,028,085	975,068
Increase in reserves for payment of future insurance and annuity benefits	360,489	504,561
Commissions	113,489	109,469
Operating expenses	336,685	265,328
Net transfer to separate accounts	310,910	344,280

TOTAL BENEFITS AND EXPENSES	2,149,658	2,198,706

GAIN FROM OPERATIONS BEFORE DIVIDENDS AND FEDERAL INCOME TAX BENEFIT	14,344	23,337

Dividends to policyholders	35,120	31,742

LOSS FROM OPERATIONS BEFORE FEDERAL INCOME TAX BENEFIT	(20,776)	(8,405)

Federal income tax benefit	(3,477)	(17,100)

(LOSS)/GAIN FROM OPERATIONS	(17,299)	8,695

Net realized capital losses, net of tax	(17,122)	(47,644)

NET LOSS	$(34,421)	$(38,949)

SURPLUS
Net loss	$(34,421)	$(38,949)
Cumulative effect of change in accounting principles	(27,739)	—
Change due to reinsurance	30,204	—
Change in asset valuation reserve	1,875	(5,292)
Change in net unrealized capital gains	3,737	(41,526)
Change in net deferred income tax	57,080	33,631
Change in minimum postretirement liability	20,423	(2,922)
Change in surplus in separate accounts	905	1,567
Change in surplus notes	156	145
Change in nonadmitted assets	(56,924)	5,988

Change in surplus	(4,704)	(47,358)

Surplus, beginning of year	1,495,390	1,542,748

Surplus, end of year	$1,490,686	$1,495,390

The accompanying notes are an integral part of these financial statements.

Page 2	The Penn Mutual Life Insurance Company

(In Thousands)

Statements of Cash Flows

For the Years Ended December 31,	2013	2012

OPERATIONS
Premium and annuity considerations	$1,568,412	$1,625,497
Net investment income	421,832	377,136
Other revenue	151,835	157,892

CASH PROVIDED BY OPERATIONS	2,142,079	2,160,525

Benefits paid	1,044,945	963,247
Commissions and operating expenses	484,153	412,675
Net transfers to separate accounts	344,527	332,047
Dividends to policyholders	33,022	31,341
Taxes refunded on operating income and realized investment losses	(5,760)	(17,566)

CASH USED IN OPERATIONS	1,900,887	1,721,744

NET CASH PROVIDED BY OPERATIONS	241,192	438,781

INVESTMENT ACTIVITIES
Investments sold, matured or repaid:
Bonds	1,045,405	1,326,701
Stocks	6,862	3,252
Limited partnerships, real estate and other invested assets	64,388	90,408
Other	364	317

NET PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID	1,117,019	1,420,678

Cost of investments acquired:
Bonds	1,136,967	1,686,968
Stocks	31,990	38,951
Limited partnerships, real estate and other invested assets	122,402	132,429
Derivatives	16,052	8,407

TOTAL COST OF INVESTMENTS ACQUIRED	1,307,411	1,866,755

Net decrease in policy loans	3,974	12,712

NET CASH USED IN INVESTMENT ACTIVITIES	(186,418)	(433,365)

FINANCING AND MISCELLANEOUS
Net deposits on deposit-type contracts	(27,659)	(23,784)
Other cash applied, net	(36,182)	(15,757)

NET CASH USED IN FINANCING AND MISCELLANEOUS	(63,841)	(39,541)

NET DECREASE IN CASH AND SHORT-TERM INVESTMENTS	(9,067)	(34,125)

Cash and short-term investments:
Beginning of year	77,798	111,923

End of year	$68,731	$77,798

The accompanying notes are an integral part of these financial statements.

2013 Statutory Financial Statements	Page 3

(In Thousands)

Notes to Financial Statements

Note 1.  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

NATURE OF OPERATIONS  The Penn Mutual Life Insurance Company (the “Company”) is a mutual life insurance company, domiciled in Pennsylvania, which concentrates primarily in the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, one year non-renewable and level term, universal life, indexed universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is licensed to write business in all fifty states and the District of Columbia.

BASIS OF PRESENTATION  The accompanying financial statements of the Company have been prepared in conformity with the National Association of Insurance Commissioner’s (“NAIC”) Practices and Procedures manual and with statutory accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (collectively “SAP”). Prescribed statutory accounting practices (“SAP”) include publications of the National Association of Insurance Commissioners (“NAIC”), state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company currently has no permitted practices.

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). The more significant differences between statutory accounting principles and GAAP are as follows:

(a)	certain acquisition costs, such as commissions and other variable costs, that are directly related to the successful acquisition of new business, are charged to current operations as incurred, whereas GAAP generally capitalizes these expenses and amortizes them based on profit emergence over the expected life of the policies or over premium payment period;
(b)	statutory policy reserves are based upon the Commissioners’ Reserve Valuation Method (“CRVM”) or net level premium method and prescribed statutory mortality, morbidity and interest assumptions, whereas GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with estimates of future mortality, morbidity and interest assumptions;
(c)	bonds are generally carried at amortized cost, whereas GAAP generally reports bonds at fair value;
(d)	undistributed earnings from alternative assets are included in unrealized gains and losses, whereas GAAP would treat these changes as net investment income;
(e)	deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged to surplus, whereas GAAP would generally include the change in deferred taxes in net income;
(f)	payments received for universal and variable life insurance products and variable annuities are reported as premium income and changes in reserves, whereas GAAP would treat these payments as deposits to policyholders’ account balances;
(g)	assets are reported at “admitted asset” value and “nonadmitted assets” are excluded through a charge against surplus, whereas GAAP records these assets net of any valuation allowance;
(h)	majority-owned subsidiaries are accounted for using the equity method. The Penn Insurance and Annuity Company (“PIA”), Hornor Townsend & Kent, Inc., and Independence Square Properties LLC are admitted assets. Independence Capital Management Inc., Penn Janney Fund, Inc., and Penn Janney Advisory, Inc., are nonadmitted assets, whereas GAAP would consolidate these entities;
(i)	surplus notes are reported in surplus, whereas GAAP would report these notes as debt. Costs associated with these notes are expensed, whereas GAAP capitalizes those expenses and amortizes them into income over the life of the notes;
(j)	reinsurance reserve credits are reported as a reduction of policyholders’ reserves and liabilities for deposit-type contracts, whereas GAAP would report these balances as an asset;
(k)

an asset valuation reserve (“AVR”) is reported as a contingency reserve to stabilize surplus against fluctuations in the carrying value of stocks, real estate investments, partnerships, limited liability

Page 4	The Penn Mutual Life Insurance Company

(In Thousands)

companies (“LLCs”), low income housing tax credit (“LIHTC”) investments, and certain credit related derivative instruments as well as credit-related declines in the value of bonds, whereas GAAP does not record this reserve;
(l)	after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas GAAP reports these gains and losses as revenue at time of sale;
(m)	changes in the fair value of the derivative financial instruments are recorded as changes in surplus, unless deemed an effective hedge when it is carried at amortized cost with no resulting changes in fair value; changes in fair value for GAAP are reported as income for non-hedging transactions and effective fair value hedges; changes in fair value for GAAP are reported as other comprehensive income for effective cash flow hedges;
(n)	comprehensive income is not presented whereas GAAP presents changes in unrealized capital gains and losses, minimum pension liability, and foreign currency translations as other comprehensive income;
(o)	embedded derivatives are recorded as part of the underlying contract, whereas GAAP would identify and bifurcate certain embedded derivatives from the underlying contract or security and account for them separately;
(p)	policyholder dividends are recognized when declared, whereas GAAP recognizes these over the term of the related policies;
(q)	company investment in the separate accounts in the form of seed money is presented as separate account assets, whereas GAAP presents the investment as a general account equity investment, and
(r)	identification of other-than-temporary impairment uses an “intent and ability to hold” criteria whereas GAAP uses an “intent and ability not to sell” criteria.

The Company’s net income as presented in its consolidated financial statements prepared in conformity with GAAP was $162,857 and $129,725 for the years ended December 31, 2013 and 2012, respectively. The Company’s equity as presented in its consolidated financial statements prepared in conformity with GAAP was $2,694,182 and $2,905,908 as of December 31, 2013 and 2012, respectively.

REVISIONS  The Statement of Cash Flows for the year ended December 31, 2012 has been revised to correct a classification difference within cash flows from operating activities. While total cash flows from operating activities were correctly presented, cash flows with respect to Commissions and operating expenses was understated by $80,628 and cash flows with respect to Net transfers to separate accounts was overstated by the same amount.

The 2012 net deferred tax asset (“DTA”s) and deferred tax liability (“DTL”s) components were corrected as follows in Note 9:

	As previously reported			As adjusted
Description	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$220,611	$40,448	$261,059	$221,780	$44,719	$266,499
Statutory valuation allowance adjustment	—	—	—	—	—	—

Adjusted gross deferred tax assets	220,611	40,448	261,059	221,780	44,719	266,499
Adjusted gross deferred tax assets nonadmitted	(36,585)	26,756	(9,829)	(36,585)	26,756	(9,829)

Subtotal — admitted adjusted deferred tax asset	184,026	67,204	251,230	185,195	71,475	256,670
Gross deferred tax liabilities	(53,070)	(26,756)	(79,826)	(49,049)	(36,217)	(85,266)

Net admitted deferred tax asset	$130,956	$40,448	$171,404	$136,146	$35,258	$171,404

2013 Statutory Financial Statements	Page 5

(In Thousands)

The 2012 tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities have been corrected as follows:

	As Previously reported	As adjusted

DTA resulting in book/tax difference in:
Ordinary:
Future policy benefits	$55,689	$53,252
DAC	80,369	80,369
Deferred compensation	25,461	28,150
Nonadmitted assets	6,786	6,786
LIHTC credits	9,145	9,145
NOL Carryforward	40,407	40,407
Other — ordinary	2,754	3,671

Subtotal — Gross ordinary DTAs	220,611	221,780
Nonadmitted ordinary DTAs	(36,585)	(36,585)

Admitted ordinary DTAs	$184,026	$185,195

Capital:
Investments	$2,756	$2,756
OTTI on investments	37,692	41,963

Gross Capital DTAs	40,448	44,719
Nonadmitted capital DTAs	(26,756)	26,756

Admitted capital DTAs	67,204	71,475

Admitted DTAs	$251,230	$256,670

DTLs resulting in book/tax differences in:
Ordinary:
Investments — ordinary	$(42,184)	$(44,159)
Other	(10,886)	(4,890)

Ordinary DTLs	$(53,070)	$(49,049)

Capital:
Alternative asset investments	$(10,873)	$(20,334)
Unrealized capital gains	(15,883)	(15,883)

Capital DTLs	(26,756)	(36,217)

DTLs	$(79,826)	$(85,266)

Net deferred tax asset	$171,404	$171,404

Note 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES  The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material reported amounts and disclosures that require extensive use of estimates are:

¯	Carrying value of certain invested assets and derivatives
¯	Liabilities for reserves and funds for payment of insurance and annuity benefits

Page 6	The Penn Mutual Life Insurance Company

(In Thousands)

¯	Accounting for income taxes and valuation of deferred income tax assets and liabilities and unrecognized tax benefits
¯	Litigation and other contingencies
¯	Pension and other postretirement and postemployment benefits

INVESTMENTS  Bonds  with a NAIC designation of 1 to 5 are valued at amortized cost. All other bonds are valued at the lower of cost or fair value. In 2013 and 2012, fair value was determined using an external pricing service or management’s pricing models.

For fixed income securities that do not have a fixed schedule of payments, including asset-backed and mortgage-backed securities, the effect on amortization or accretion is revalued quarterly based on the current estimated cash flows, using the retrospective method, except for favorable changes in expected cash flows for structured securities where the possibility of non-interest loss is other than remote. In these cases, income is recognized on the prospective method over the remaining life of the securities. Under the retrospective method, the recalculated effective yield equates the present value of the actual and anticipated cash flows, including new prepayment assumptions, to the original cost of the investment. Prepayment assumptions are based on borrower constraints and economic incentives such as original term, age, and coupon of the loan as affected by the interest rate environment. The current carrying value is then increased or decreased to the amount that would have resulted had the revised yield been applied since inception, and investment income is correspondingly decreased or increased. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

The carrying values of bonds, mortgage-backed and asset-backed securities are written down when a decline is considered to be other-than-temporary. The Company considers an impairment to be other than temporary (“OTTI”) if: (a) the Company’s intent is to sell, (b) the Company will more likely than not be required to sell, (c) the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, or (d) the Company does not expect to recover the entire amortized cost basis. The Company conducts a periodic management review of all bonds including those in default, not-in-good standing, or otherwise designated by management. The Company also considers other qualitative and quantitative factors in determining the existence of other-than-temporary impairments including, but not limited to, unrealized loss trend analysis and significant short-term changes in value, default rates, delinquency rates, percentage of nonperforming loans, prepayments, and severities. If the impairment is other-than-temporary, the non-interest loss portion of the impairment is recorded through realized losses and the interest related portion of the loss would be disclosed in the notes to the financial statements.

The non-interest portion is determined based on the Company’s “best estimate” of future cash flows discounted to a present value using the appropriate yield. The difference between the present value of the best estimate of cash flows and the amortized cost is the non-interest loss. The remaining difference between the amortized cost and the fair value is the interest loss.

Preferred Stock  with a NAIC designation of 1 to 3 are valued at amortized cost. All other preferred stocks are valued at the lower of cost or market. Fair value is determined using an external pricing service or management’s pricing model.

Common Stock  of the Company’s insurance affiliate is carried at its underlying audited statutory equity. Common stock of audited non-insurance affiliates is admitted at the GAAP-basis equity. Common stock of unaudited non-insurance affiliates is nonadmitted. Common stock — Unaffiliated is valued at fair value. Dividends are recognized in net investment income on the ex-dividend date. Other changes in the carrying value of affiliates are recognized as changes in unrealized gains or losses in surplus.

Real Estate  occupied by the Company is carried at depreciated cost. Depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income. The Company obtains an external appraisal on a tri-annual basis. The most recent appraisal was as of June 2013.

Policy Loans  are carried at the aggregate balance of unpaid principal and interest.

2013 Statutory Financial Statements	Page 7

(In Thousands)

Cash and Short-term investments  includes cash and investments purchased with maturities of three months or less. Short-term investments, which are carried at amortized cost and approximate fair value, consist primarily of money market funds and investments purchased with maturities of greater than three months and less than or equal to 12 months.

Alternative Assets  consist primarily of limited partnerships. The Company accounts for the value of its investments at their underlying GAAP equity. Dividends/income distributions from limited partnerships are recorded in investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes. Distributions that are recorded as a return of capital reduce the carrying value of the limited partnership investment. Due to the timing of the valuation data received from the general partner, these investments are reported in accordance with the most recent valuations received which are primarily on a one quarter lag.

Other Invested Assets  The Company utilizes derivative financial instruments, including interest rate swaps, inflation swaps, financial futures, currency forwards, interest rate caps and put and call options, in the normal course of business to manage risk, in conjunction with its management of assets and liabilities and interest rate risk. Derivatives are recognized at fair value. Derivatives with a positive fair value are reported in other invested assets. Derivatives with a negative fair value are reported in other liabilities. The accounting treatment of specific derivatives depends on whether management elects to follow hedge accounting. Derivatives used in hedging transactions that meet the criteria of a highly effective hedge are reported and valued in a manner that is consistent with the assets hedged. The change in fair value of these derivatives is recognized as an unrealized capital gain or (loss) until they are closed, at which time they are recorded in realized capital gains/(losses). Derivatives used in risk management transactions that do not meet the criteria of an effective hedge are accounted for at fair value, with changes in fair value recorded in unrealized capital gains/(losses). Realized gains and losses that are recognized upon termination or maturity of the derivatives backing assets that are interest related are transferred, net of taxes, to the IMR. All other realized gains and losses are recognized in net income upon maturity or termination of derivative contracts.

The Company has entered into interest rate and currency swaps that qualify for hedge accounting. The swaps have been designated to qualify as cash flow hedges of cashflows associated with variable rate securities and foreign denominated securities in the investment portfolio.

The Company may enter into interest rate swaps, total return swaps, inflation swaps, financial futures and put and call options to hedge risks associated with the offering of equity market based guarantees in the Company’s annuity and indexed universal life insurance product portfolio, which do not meet the criteria of an effective hedge.

The Company uses currency forwards to hedge the risk embedded in its foreign currency denominated alternative assets. They are carried at fair value and do not meet the criteria of an effective hedge.

Interest rate caps and credit default swaps are carried at fair value. The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security. These do not meet the criteria of an effective hedge.

Investment income is recorded on an accrual basis. Amounts payable or receivable under total return, currency, credit default interest rate and inflation swap agreements are recognized as investment income or expense when incurred. The accounting treatment of specific derivatives depends on whether management elects to follow hedge accounting. The Company does not engage in derivative financial instrument transactions for speculative purposes.

Investments in LIHTC are included in Other Invested Assets and are accounted for under the cost method. The delayed equity contributions for these investments are unconditional and legally binding and therefore, have been recognized as a liability. LIHTC investments are reviewed for OTTI, which is accounted for as a realized loss.

INVESTMENT INCOME DUE AND ACCRUED  Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

Page 8	The Penn Mutual Life Insurance Company

(In Thousands)

Due and accrued income is not recorded on: (a) bonds in default; (b) bonds delinquent more than 90 days or where collection of interest is improbable; and (c) policy loan interest due and accrued in excess of the cash surrender value of the underlying contract.

PREMIUMS DUE AND DEFERRED  Deferred premium is the portion of premium not earned at the reporting date, net of loading. Loading is an amount obtained by subtracting the net premium from the gross premium and generally includes allowances for acquisition costs and other expenses. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Uncollected premium is gross premium that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

FEDERAL INCOME TAX  The Company files a consolidated federal income tax return with its insurance and non- insurance subsidiaries. Each subsidiary’s tax liability or refund is accrued on a separate company basis. The Company reimburses subsidiaries for losses utilized in the consolidated return based on inter-company tax allocation agreements. The provision for federal income taxes is computed in accordance with the section of the Internal Revenue Code applicable to life insurance companies and is based on income that is currently taxable.

Uncertain tax positions (“UTP’”) are established when the merits of a tax position are evaluated against certain measurement and recognition tests. UTP changes are reflected as a component of income taxes.

Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized. Changes in the deferred tax balances are reported as adjustments to surplus. Deferred tax assets in excess of the statutory limits are treated as nonadmitted assets and charged to surplus.

REINSURANCE  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $5 million.

Reinsurance does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the risk transfer of its reinsurance contracts and the financial strength of potential reinsurers. The Company regularly monitors the financial condition and ratings of its existing reinsurers to ensure that amounts due from reinsurers are collectible.

Insurance liabilities are reported net of the effects of reinsurance. Estimated reinsurance recoverable are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts. See Note 10 for further discussion.

OTHER ASSETS  Computer equipment and packaged software is reported at cost of $90,774 and $84,700 less accumulated depreciation of $77,343 and $74,977 at December 31, 2013 and 2012, respectively. Computer equipment and packaged software is depreciated using the straight-line method over the lesser of its useful life or three years. Furniture is depreciated on a straight-line basis over the estimated useful lives of the related assets. Depreciation expense charged to operations in 2013 and 2012 was $2,365 and $2,362, respectively. Leasehold improvements are depreciated over the remaining life of the lease. Building and property improvements are depreciated to the lesser of contractor estimate or the remaining life of the building.

In 2013, the Company entered into agreements to sell, and subsequently leaseback, certain assets. For statutory purposes these agreements are considered operating leases. See Note 12 for additional discussion of these leaseback commitments.

2013 Statutory Financial Statements	Page 9

(In Thousands)

SEPARATE ACCOUNT ASSETS AND LIABILITIES  The Company has separate account assets and liabilities representing segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company’s benefit plans. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. The separate accounts have varying investment objectives.

Separate account assets are stated at the fair value of the underlying assets, which are shares of mutual funds. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The liability represents the policyholders’ interest in the account and includes accumulated net investment income and realized and unrealized capital gains/(losses) on the assets, which reflects fair value. The investment income and realized capital gains/ (losses) from separate account assets accrue to the policyholders and are not included in the Statements of Loss. Mortality, policy administration, surrender charges assessed and asset management fees charged against the accounts are included in Other Revenue in the accompanying Statements of Loss.

The Company invested seed money in Penn Series Funds, Inc. The seed money is maintained in a segregated account, and is included in the total Separate account assets. The changes in the market value of the funds are recorded through surplus. There was no seed money invested in Penn Series Funds, Inc. as of December 31, 2013. Seed money of $10,194 was invested in one fund as of December 31, 2012.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefits (“GMDB”), Guaranteed Minimum Accumulated Benefits (“GMAB”), GMAB/Guaranteed Minimum Withdrawal Benefits (“GMWB”), GMWB with inflation protection. Reserves for these benefits are held in the general account. See Note 4 for a discussion of the Company’s obligation regarding these product features.

NONADMITTED ASSETS  Assets designated as nonadmitted by the NAIC include furniture, certain electronic data processing equipment, unamortized software, the amount of the deferred tax asset that will not be realized within the next three year period, the pension plan assets, certain investments in partnerships for which financial audits are not performed, certain other receivables, advances and prepayments, and related party amounts outstanding greater than 90 days from the due date. Such amounts are excluded from the Statements of Admitted Assets, Liabilities and Surplus. As of December 31, 2013 and 2012, the Company’s total nonadmitted assets are $139,202 and $82,275, respectively.

RESERVES AND FUNDS FOR THE PAYMENT OF INSURANCE AND ANNUITY BENEFITS  Policyholders’ reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in-force. Any adjustments that are made to the reserve balances are reflected in the Statements of Loss in the year in which such adjustments are made, with the exception of changes in valuation bases which are accounted for as charges or credits to surplus.

Reserves and funds for the payment of future life and annuity benefits are developed using actuarial methods based on statutory mortality and interest requirements. Reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level, modified preliminary term or CRVM methods using the 1941, 1958, 1980, and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Tables and assumed interest rates ranging from 2.25% to 4.50%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. The Company has universal life contracts with secondary guarantee features. The Company establishes reserves according to Actuarial Guideline XXXVIII.

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices. Surrender values are not promised in excess of the legally computed reserves.

Reserves for deferred fixed individual annuity contracts are developed using accepted actuarial methods computed principally under the Commissioners’ Annuity Reserve Valuation Method using applicable interest rates and mortality tables, primarily on the 1949, 1971, 1983 and 2000 Individual Annuity Mortality Tables and rates ranging from 2.00% to 13.25%.

Page 10	The Penn Mutual Life Insurance Company

(In Thousands)

The Company also has deferred variable annuity contracts containing GMDB, GMAB and GMWB features. The Company establishes reserves according to requirements prescribed by the NAIC in Actuarial Guideline XLIII (VACARVM). See Note 4 for further discussion.

Reserves for group annuity contracts are developed using accepted actuarial methods computed principally on the 1971 and 1983 Group Annuity Mortality Tables and 1994 Group Annuity Reserving Tables with assumed interest rates ranging from 5.00% to 13.25%.

LIABILITIES FOR DEPOSIT-TYPE CONTRACTS  Reserves for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

POLICYHOLDER’ DIVIDENDS  The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends to be paid to policyholders in the following year. Policyholders’ dividends incurred are recorded in the Statements of Loss. Dividends expected to be paid to policyholders in the following year are approved annually by the Company’s Board of Trustees. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses, and income tax charges.

POLICY CLAIMS IN PROCESS  include provisions for payments to be made on reported claims and claims incurred but not reported.

INTEREST MAINTENANCE RESERVE  The IMR captures the realized capital gains/ (losses) that result from changes in the overall level of interest rates and amortizes them into income over the calendar years to expected maturity.

ASSET VALUATION RESERVE  The Company maintains an AVR, which is a contingency reserve to stabilize surplus against fluctuations in the statement value of common stocks, real estate investments, partnerships, LIHTC investments, and LLCs as well as non-interest related declines in the value of bonds, and certain derivatives. The AVR is reported in the Statements of Admitted Assets, Liabilities and Surplus and the change in AVR is reported in the Change in Surplus.

DRAFTS OUTSTANDING  that have not been presented for payment are recorded as a liability.

OTHER LIABILITIES  primarily include collateral received from counterparties related to certain derivative contracts. See Note 6 for additional discussion of derivatives.

CONTINGENCIES  Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual. See Note 12 for further discussion.

SURPLUS NOTES  On July 1, 2010, the Company issued Surplus Notes (“2010 Notes”) with a principal balance of $200,000, at a discount of $8,440. The 2010 Notes bear interest at 7.625%, and have a maturity date of June 15, 2040. The 2010 Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 7.625% 2010 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2013 and 2012, the amortized cost basis of the Notes was $191,856 and $191,763, respectively. Interest paid on the 2010 Notes was $15,250 and $15,250 as of December 31, 2013 and 2012, respectively. Total interest paid since the issuance of the 2010 Notes is $49,563.

On June 23, 2004, the Company issued Surplus Notes (“2004 Notes”) with a principal balance of $200,000, at a discount of $3,260. The 2004 Notes bear interest at 6.65%, and have a maturity date of June 15, 2034. The 2004 Notes were issued pursuant to Rule 144A under the securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% 2004 Notes is scheduled to be paid semiannually on April 1 and October 1 of each year. At December 31, 2013 and 2012, the amortized cost basis of the 2004 Notes was $197,207 and $197,144, respectively. Interest paid on the 2004 Notes was $13,300 and $13,300 as of December 31, 2013 and 2012, respectively. Total interest paid since the issuance of the 2004 Notes is $123,320.

2013 Statutory Financial Statements	Page 11

(In Thousands)

RISK-BASED CAPITAL  Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2013, the Company’s surplus exceeds these minimum levels.

PREMIUM AND RELATED EXPENSE RECOGNITION  Life insurance premium revenue is generally recognized as revenue over the premium payment period of the related policies. Annuity premium on policies with life contingencies is recognized as revenue when received. Both premium and annuity considerations are recorded net of reinsurance premiums. Commissions and other costs related to issuance of new policies, and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits. Benefits payments are reported net of the amounts received from reinsurers.

The Company accounts for deposit-type contracts (those that do not subject the Company to mortality or morbidity risk) under the deposit method. Amounts received from and payments to policyholders related to these contracts are recorded directly against the related policy reserves. Interest credited to policyholder accounts is reflected in expense. Fees charged to policyholder accounts are reflected in other revenue.

REALIZED AND UNREALIZED CAPITAL GAINS AND LOSSES  Realized capital gains and losses, net of taxes, excludes gains and losses deferred into the IMR. Realized capital gains and losses are recognized in net income and are determined using the specific identification method.

All after-tax realized capital gains and losses which result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related derivative activities for derivatives backing assets are deferred into the IMR and amortized into revenue. These interest-related gains and losses are amortized into net investment income using the grouped method over the remaining life of the investment sold or, in the case of derivative financial instruments, over the remaining life of the underlying asset.

Unrealized capital gains and losses, net of deferred federal income taxes, are recorded as a change in surplus.

NEW ACCOUNTING STANDARDS

SSAP No. 92, “Accounting for Postretirement Benefits Other Than Pensions, A Replacement of SSAP No.14”, became effective January 1, 2013. This SSAP requires that the benefit obligation for other postretirement employee benefit plans is recognized on the Statements of Admitted Assets, Liabilities and Surplus. Such liability is required to be reported in the first quarter statutory financial statement after the transition date with a corresponding entry to unassigned funds.

Effective January 1, 2013, the Company recorded an additional liability of $9,478 resulting primarily from the addition of non-vested participants to the liability. This additional liability will be amortized into surplus over a period of up to 10 years, with $948 amortized for the year ended December 31, 2013.

Page 12	The Penn Mutual Life Insurance Company

(In Thousands)

The following provides the status of the Company’s other postretirement benefit plans plan as of December 31, 2012 and the transition date (January 1, 2013):

	December 31, 2012	January 1, 2013

Accumulated Benefit Obligation	$29,773	$29,773
Projected Benefit Obligation	25,182	25,182
Plus: Non-Vested liability	4,591	4,591

Total PBO	$29,773	$29,773
Plan Assets at Fair Value	—	—

Funded Status	$(29,773)	$(29,773)

Prior Service (Credit)	$(2,839)	$—
Prior Service Cost (Non-Vested)	4,591	—
Unrecognized Losses	7,726	—

Total Unrecognized Items	9,478	—

Net Underfunded Plan Asset	$(20,294)	$(29,773)

SSAP No. 102, “Accounting for Pensions, A Replacement of SSAP No.89”, became effective January 1, 2013. This SSAP requires that any underfunded defined benefit pension amounts, as determined when the projected benefit obligation exceeds the fair value of plan assets, to be recognized as a liability under SSAP No. 5R. Such liability is required to be reported in the first quarter statutory financial statement after the transition date with a corresponding entry to unassigned funds.

Qualified Plan — At transition, the Company recognized $25,938 in unrecognized transition obligations, prior service costs, and unrecognized losses as components of the beginning balance of unassigned funds as of January 1, 2013. This recognition resulted in a financial presentation which reflects the actual $12,476 overfunded status of the qualified plan (fair value of plan assets of $158,079 exceeds the projected benefit obligation of $145,603) as of January 1, 2013. As required under SSAP No. 102, overfunded plan assets are nonadmitted.

Non-qualified Plans — At transition, the Company recognized through surplus a pretax decrease in the liability of $853 from unrecognized transition obligations/assets, prior service costs/credits, and unrecognized gains/losses as a component of the beginning balance of unassigned funds as of January 1, 2013.

The following provides the status of the Company’s qualified and non-qualified pension plan as of December 31, 2012 and the transition date (January 1, 2013):

All Pension Plans	December 31, 2012	January 1, 2013

Accumulated Benefit obligation	$175,601	$175,601
Projected Benefit Obligation	175,557	175,557
Plus: Non-Vested liability	44	44

Total PBO	175,601	175,601
Plan Assets at Fair Value	158,079	158,079

Funded Status	$(17,522)	$(17,522)

Prior Service Cost/(Credit)	$426	$—
Prior Service Cost (Non-Vested)	44	—
Unrecognized Losses/(Gains)	24,304	—

Total Unrecognized Items	24,774	—

Net Overfunded Plan Asset/(Liability for Benefits)	$7,252	$(17,522)

2013 Statutory Financial Statements	Page 13

(In Thousands)

The NAIC issued SSAP 103, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” a permanent replacement of SSAP 91R with an effective date of January 1, 2013. The provisions in this statement require each reporting entity that is a party to the transaction to recognize only assets it controls and liabilities it has incurred, to derecognize assets only when control has been surrendered, and to derecognize liabilities only when they have been extinguished. The adoption did not result in an impact to the financial statements.

The NAIC issued SSAP 36, “Receivables — A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring,” with an effective date of January 1, 2013. This updated guidance specifies that creditors shall reclassify assets obtained in a troubled debt restructuring from loans to the appropriate asset account at the time the creditor obtains clear title to the asset. The adoption did not result in an impact to the financial statements.

Note 3.  INVESTMENTS

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class (except for U.S. Treasury and U.S. Government guaranteed securities), geographic region, industry group, economic characteristic, investment quality, or individual investment.

BONDS AND PREFERRED STOCK  The following summarizes the admitted value and estimated fair value of the Company’s investment in bonds and preferred stock as of December 31, 2013 and 2012.

	Admitted Value	Gross Unrealized Capital		Estimated Fair Value
		Gains	Losses

December 31, 2013:
U.S. Treasury, U.S. Agency and other governmental securities	$291,401	$6,388	$17,588	$280,201
States governments and political subdivisions	879,893	67,925	11,775	936,043
Corporate securities	3,749,127	300,782	104,834	3,945,075
Residential mortgage-backed securities	359,877	21,767	21	381,623
Commercial mortage-backed securities	1,447,133	113,693	3,391	1,557,435
Asset-backed securities	515,685	32,180	8,602	539,263

Total bonds	7,243,116	542,735	146,211	7,639,640
Redeemable preferred stocks	21,050	2,452	9	23,493

TOTAL BONDS AND PREFERRED STOCK	$7,264,166	$545,187	$146,220	$7,663,133

	Admitted Value	Gross Unrealized Capital		Estimated Fair Value
		Gains	Losses

December 31, 2012:
U.S. Treasury, U.S. Agency and other governmental securities	$343,131	$21,628	$2,096	$362,663
States governments and political subdivisions	811,155	172,923	1,414	982,664
Corporate securities	3,388,529	600,717	4,824	3,984,422
Residential mortgage-backed securities	580,019	43,050	419	622,650
Commercial mortage-backed securities	1,435,600	120,756	7,873	1,548,483
Asset-backed securities	542,885	27,800	8,275	562,410

Total bonds	7,101,319	986,874	24,901	8,063,292
Redeemable preferred stocks	21,247	1,636	23	22,860

TOTAL BONDS AND PREFERRED STOCK	$7,122,566	$988,510	$24,924	$8,086,152

Page 14	The Penn Mutual Life Insurance Company

(In Thousands)

Residential and mortgage-backed securities include $42,610 and $40,544 as of December 31, 2013 and 2012, respectively, of admitted assets in securities that are pledged as collateral for derivative contracts.

The table below sets forth the SVO ratings for the bond portfolio:

DECEMBER 31,	2013		2012
NAIC Class	Admitted Value	% of Total	Admitted Value	% of Total

1	$5,662,192	78%	$5,697,450	80%
2	1,427,711	20%	1,258,288	18%
3	92,954	1%	87,540	1%
4	32,658	1%	34,595	1%
5	11,404	—%	11,304	—%
6	16,197	—%	12,142	—%

	$7,243,116	100%	$7,101,319	100%

The following table summarizes the admitted value and estimated fair value of debt securities as of December 31, 2013 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities that are not due on a single maturity are included as of the final maturity.

	Admitted Value	Estimated Fair Value

Due in one year or less	$105,127	$107,242
Due after one year through five years	778,652	875,707
Due after five years through ten years	500,130	520,299
Due after ten years	3,371,117	3,508,229
Residential mortgage-backed securities(1)	435,552	441,106
Commercial mortgage-backed securities	1,447,133	1,557,435
Asset-backed securities(1)	605,405	629,622

Total bonds	7,243,116	7,639,640
Redeemable preferred stocks	21,050	23,493

TOTAL BONDS AND PREFERRED STOCK	$7,264,166	$7,663,133

(1)	Includes U.S. Treasury/Agency structured securities

Mortgage and other asset-backed securities consist of commercial and residential mortgage pass-through holdings, securities backed by home equity and manufactured housing loans, credit tenant leases and equipment trust certificates. These securities follow a structured principal repayment schedule and are rated investment grade, other than $66,511, primarily in asset-backed securities. The mortgage and other asset-backed securities portfolio are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of this portfolio is 5.03 years.

Investments on deposit with regulatory authorities as required by law were $3,818 and $3,882 respectively, at December 31, 2013 and 2012. These investments are not available for use by the Company.

At December 31, 2013, the largest industry concentration of the Company’s portfolio was investments in the electric utilities sector of $561,498, representing 7.7% of the total debt securities portfolio.

2013 Statutory Financial Statements	Page 15

(In Thousands)

UNREALIZED LOSSES ON INVESTMENTS

Credit Loss Rollforward — Rollforward of the Cumulative Credit Loss Component of OTTI Loss Recognized in Earnings on Fixed Maturity Securities Still Held for Which a Portion of the OTTI Loss was not Recognized in Earnings

As of December 31,	2013	2012

Balance, beginning of period	$30,238	$29,558
Credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(61)	(8,392)
Credit loss impairments previously recognized on securities impaired to fair value during the period	—	(3,748)
Credit loss impairment recognized in the current period on securities not previously impaired	585	12,820
Additional credit loss impairments recognized in the current period on securities previously impaired	—	—

Balance, end of period	$30,762	$30,238

Management has determined that the unrealized losses on the Company’s investments in equity and fixed maturity securities at December 31, 2013 are temporary in nature.

The following tables are an analysis of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position as of December 31, 2013 and 2012, respectively.

	Less than 12 months		Greater than 12 months		Total
	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss

December 31, 2013:
U.S. Treasury, U.S. Agency and other governmental securities	$80,423	$10,913	$21,840	$6,675	$102,263	$17,588
States and political subdivisions	86,721	10,852	5,972	923	92,693	11,775
Corporate securities	992,315	82,306	125,475	22,528	1,117,790	104,834
Residential mortgage-backed securities	7,637	20	15	1	7,652	21
Commercial mortgage-backed securities	92,304	2,361	26,799	1,030	119,103	3,391
Asset-backed securities	118,527	6,242	33,833	2,360	152,360	8,602

Total Bonds	1,377,927	112,694	213,934	33,517	1,591,861	146,211
Redeemable Preferred Stock	—	—	1,191	9	1,191	9

TOTAL BONDS AND PREFERRED STOCK	$1,377,927	$112,694	$215,125	$33,526	$1,593,052	$146,220

Page 16	The Penn Mutual Life Insurance Company

(In Thousands)

	Less than 12 months		Greater than 12 months		Total
	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss	Fair Value	Gross Unrealized Capital Loss

December 31, 2012:
U.S. Treasury, U.S. Agency and other governmental securities	$42,339	$2,096	$17	$—	$42,356	$2,096
States and political subdivisions	14,735	265	6,850	1,149	21,585	1,414
Corporate securities	255,770	4,356	6,802	468	262,572	4,824
Residential mortgage-backed securities	41,882	419	—	—	41,882	419
Commercial mortgage-backed securities	301,329	7,424	2,517	449	303,846	7,873
Asset-backed securities	96,715	7,715	7,887	560	104,602	8,275

Total Bonds	752,770	22,275	24,073	2,626	776,843	24,901
Redeemable Preferred Stock	—	—	1,352	23	1,352	23

TOTAL BONDS AND PREFERRED STOCK	$752,770	$22,275	$25,425	$2,649	$778,195	$24,924

Included in the December 31, 2013 amounts above is the interest portion of other-than-temporary impairments on securities of $526.

Unrealized losses on debt securities that were in an unrealized loss position less than twelve months at December 31, 2013, totaled 77% of the Company’s total fixed maturities unrealized loss, and unrealized losses on securities in an unrealized loss position greater than twelve months totaled 23% of the Company’s total fixed maturities unrealized loss. Of the total amount of debt securities unrealized losses, $143,590 or 98% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating in accordance with the NAIC methodology of 1 or 2. Unrealized losses on fixed maturity securities with a rating below investment grade represent $2,630 or 2% of the Company’s total fixed maturities unrealized losses.

The net increase in the number of securities with fair values below amortized cost and in the amount of unrealized capital losses is primarily related to the increase in the interest rate environment, particularly on current year purchases of corporate bonds, and an increase in illiquidity premium and spread widening of certain mortgage-backed securities. These were partially offset by a decrease in risk premium in certain corporate bond sectors and spread tightening on certain mortgage-backed securities.

U.S. Treasury, U.S Agency and Other Governmental Securities  Unrealized losses on the Company’s investments in U.S. Treasury, U.S. Agency and other governmental obligations were $17,588 or 12% of the Company’s unrealized losses for debt securities. These were spread over sixteen securities and the decline in value is attributable to the increase in the interest rate environment.

States and Political Subdivisions  Unrealized losses on the Company’s investments in states and political subdivisions were $11,775 or 8% of the Company’s unrealized losses for debt securities. These were spread over 34 securities and the decline in value is attributable to the increase in Treasury rates.

Corporate Securities  Unrealized losses on corporate securities were $104,834 or 72% of the total unrealized losses for debt securities. The amount of unrealized losses on the Company’s investment in corporate securities is spread over 248 individual securities with varying interest rates and maturities. There were no unrealized losses for Corporate securities with a fair value below 80% of the security’s amortized cost. The decline in value is primarily attributable to the increase in the interest rate environment.

Residential and Commercial Mortgage-Backed Securities  Unrealized losses on mortgage-backed securities were $3,412 or 2% of the total unrealized losses for debt securities. The amount of unrealized capital losses on the Company’s investment in mortgage-backed securities was due to several factors, depending upon the security. In

2013 Statutory Financial Statements	Page 17

(In Thousands)

general, the causes were: the increase in Treasury rates, illiquidity of the particular asset and spread widening specific to some individual securities. These losses were spread across 19 fixed and variable rate securities, 99% of which are investment grade. There were no mortgage-backed securities that were priced below 80% of the security’s amortized cost. Management believes the collateral is sufficient to recover amortized cost. The Company measures its mortgage-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. When the fair value of the security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows.

Other Asset-Backed Securities  Unrealized losses on asset-backed securities were $8,602 or 6% of the total unrealized losses for debt securities. The unrealized losses on these investments are primarily related to the increase in the interest rate environment. These losses are spread across 39 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security’s credit rating and whether the security has an unrealized loss. When the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired. The Company also evaluates these securities for other than temporary impairments based on facts and circumstances, even if there has been no negative change in estimated future cash flows. There were no asset-backed securities that were priced below 80% of the security’s amortized cost.

OTHER THAN TEMPORARY IMPAIRMENTS  There were no other than temporary impairments recognized on loan- backed securities for the year ended December 31, 2013. For the year ended December 31, 2012, the Company recognized other than temporary impairments on loan-backed securities due to the Company’s:

	Amortized Cost Prior to OTTI	OTTI
DECEMBER 31, 2012		Interest	Non- Interest	Fair Value

Intent to sell	$—	$—	$—	$—
Lack of intent to hold to recovery	—	—	—	—
Expected PV of cash flows less than cost	43,711	6,467	12,325	24,919

TOTAL OTHER THAN TEMPORARY IMPAIRMENTS	$43,711	$6,467	$12,325	$24,919

Of the $6,467 of interest related OTTI, $4,895 was deferred into the IMR.

REAL ESTATE  Investments in real estate consist of the Company’s home office property. As of December 31, 2013 and 2012, accumulated depreciation on real estate amounted to $17,628 and $16,921, respectively.

ALTERNATIVE ASSETS  The following table presents the Company’s Alternative assets portfolio as of December 31:

2013	Carrying Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Venture Capital	$99,228	$86,847
MBO	54,637	19,967
Distressed	42,549	25,382
Real Asset	45,588	19,697
Mezzanine	26,678	24,762
Infrastructure*	21,324	203	Semi-Annually	30 days
Hedge Funds	8,262	—	Monthly	5 days
Secondaries	5,998	1,466
Fund of Funds	3,488	11
Senior Mezzanine	4,670	3,451
Direct Lending	4,838	7,661

Total Alternative Assets	$317,260	$189,447

*	Redemption option only applies to one infrastructure fund (Value = $8,230; Unfunded Commitment = $0)

Page 18	The Penn Mutual Life Insurance Company

(In Thousands)

The investment values are provided per the Company’s capital statements. Significant events that have occurred since the date the values were calculated have been reviewed but deemed as not being significant. With the exception of three open-ended investments within the portfolio, the Company’s interest cannot be redeemed. Instead, distributions from each fund result from the liquidation of the underlying assets.

Venture capital  includes several venture capital funds that make investments in life science and information technology companies. The geographic focus is primarily U.S. with some focus in Canada. Venture capital funds exposure (unfunded commitments + carrying value) is 37% of the Alternative assets portfolio.

MBO  includes several lower middle market management buyout funds (MBO) that take controlling positions and work with management to create value. These MBO funds concentrate on the following industries: consumer, healthcare, media, manufacturing and industrial services. The geographic focus is primarily U.S. with some exposure in Europe. MBO asset funds exposure (unfunded commitments + carrying value) is 15% of the Alternative assets portfolio.

Distressed  includes several funds that invest in companies that are in financial distress and/ or are undervalued due to discrete extraordinary events. Some of the funds within this category also invest in publicly traded and privately held securities, derivatives and other instruments, primarily in the mortgage, asset-backed, commercial mortgage-backed and related markets. Investments within this category are made on a global basis. Distressed asset funds exposure (unfunded commitments + carrying value) is 13% of the Alternative assets portfolio.

Real asset  includes investments that focus on energy, timber and real estate. The energy funds concentrate on the acquisition and exploration of oil and gas production in North America. They also consider investments in gathering and processing, energy service and other energy related sector. The timber funds include primarily U.S. timberland properties diversified by geography, age and species. The portfolio also includes one real estate fund and one real estate investment trust fund. The real estate fund purchases participating and non-participating mezzanine loans, mortgages, preferred equity and related investments in smaller and mid size commercial real estate projects located throughout the United States. The real estate investment trust pursues large-scale acquisitions of single-family homes and executes a residential rental strategy throughout the U.S. Real Asset funds exposure relative to the total Alternative assets portfolio for each of these sectors is 7% for energy, 5% for timber, and 1% for real estate.

Senior Mezzanine and Mezzanine  includes investments made in mezzanine securities and middle market companies involved in leveraged transactions. Senior Mezzanine investments are made at the top of the capital structure with significant downside protection, while Mezzanine sits in the middle of the capital structure. Many of the partnerships within these sectors consider an array of investment opportunities, but there is some concentration on media companies. The geographic focus is primarily North America and Europe. Senior Mezzanine and Mezzanine exposure (unfunded commitments + carrying value) is 2% and 10% of the Alternative assets portfolio, respectively.

Infrastructure  includes three funds. Some of the assets include toll roads, bridges, pipelines, airports, communication assets and water-waste related assets. One of the funds is open-ended and therefore can be redeemed. Any repurchase of the Company’s interest completed within four years after the initial drawdown date is made at 94% of the investor’s Offering Net Asset Value (“NAV”). After four years, repurchase is made at 100% of the investor’s NAV. Infrastructure exposure (unfunded commitments + carrying value) is 4% of the Alternative assets portfolio.

Hedge Funds  The investment includes one hedge fund. The hedge fund invest dynamically across merger, credit markets, commodities, emerging markets, equities and special situation strategies both domestically and internationally. A shareholder may redeem shares as of the close of business on the last trading day of any upcoming month provided that prior written notice is received in accordance with the subscription documents. Shares are redeemed at the NAV of the Company as of the redemption date. Hedge fund exposure (unfunded commitments + carrying value) is 2% of the Alternative assets portfolio.

Fund of funds  includes one investment. The primary focus includes global investments in private equity, co-investments and secondary market purchases of interests in private equity funds. Fund of funds exposure (unfunded commitments + carrying value) is 1% of the Alternative assets portfolio.

2013 Statutory Financial Statements	Page 19

(In Thousands)

Secondaries  includes two investments. The primary purpose of the first investment is to acquire equity and equity-related securities in venture-backed companies and interests in venture capital investment funds. The firm is headquartered on the West Coast and over 50% of its invested capital is in the Silicon Valley. The second investment considers opportunities on a global basis and across all sectors of the private equity market. The Fund invests its capital principally in limited partner secondaries, synthetic secondaries and alternative investments. Secondary exposure (unfunded commitments + carrying value) is 1% of the Alternative assets portfolio.

Direct Lending  includes two investments. The primary purpose of the investments is to originate and underwrite loans primarily with the following characteristics: Secured senior and second lien loans, selected subordinated debt, mid market businesses and event driven strategies. Direct Lending exposure (unfunded commitments + carrying value) is 2% of the Alternative assets portfolio.

As of December 31, 2013, none of these investments exceed 10% of the Company’s admitted assets. The Company recognized realized losses of $4,459 and $1,190 in 2013 and 2012, respectively, associated with other than temporary impairments of certain partnership investments. The Company considered the remaining life of the partnerships and the performance of the underlying assets when evaluating the facts and circumstances surrounding the recovery of the cost of the partnership investments.

As of December 31, 2013, the Company recognized realized gains of $8,225 and $0 in 2013 and 2012, respectively, associated with redemptions from hedge fund investments. The Company redeemed investments from the hedge funds and the associated gains are presented in realized capital gains and losses.

OTHER INVESTED ASSETS  Low Income Housing Tax Credits  The Company has no LIHTC properties under regulatory review at December 31, 2013 and 2012. If the book value of the investment is higher than the present value of future tax benefits, an impairment is considered to have occurred and the investment is written down as a realized loss. There were no impairments or write-downs due to forfeiture of eligibility in 2013 and 2012. Commitments of $6,910 have been recorded in Other Liabilities.

NET INVESTMENT INCOME AND REALIZED CAPITAL LOSSES  During 2013 and 2012, proceeds from sales of investments in bonds and preferred stock amounted to $535,215 and $664,056, respectively. The gross gains realized on those sales were $16,963 and $45,300 and the gross losses realized on those sales were $5,803 and $3,353 during 2013 and 2012, respectively. In addition, during 2013 and 2012, the Company realized losses of $585 and $17,220, respectively, related to the impairment of debt securities.

During 2013 and 2012 proceeds from sales of investments in equity securities amounted to $6,463 and $1,677, respectively. The gross gains realized on those sales were $3,460 and $0, respectively, and the gross losses realized on those sales were $2,713 and $215 in 2013 and 2012, respectively.

The following table summarizes the major categories of net investment income for the years ended:

DECEMBER 31,	2013	2012

Income:
Bonds and preferred stock	$406,310	$373,887
Common stocks — affiliated	7,000	5,700
Unaffiliated	253	181
Real estate	2,760	2,760
Policy loans	15,266	16,360
Alternative assets	30,790	24,766
Other invested assets	45,346	45,596
Other	385	445
Derivatives	8,216	12,169
IMR amortization	3,237	4,000

Total investment income	519,563	485,864

Page 20	The Penn Mutual Life Insurance Company

(In Thousands)

DECEMBER 31,	2013	2012

Expenses:
Surplus note interest	$28,706	$28,695
Depreciation of real estate	707	720
Other	17,965	18,366

Total investment expenses	47,378	47,781

Net investment income	$472,185	$438,083

There was no nonadmitted accrued investment income at December 31, 2013 and 2012, respectively.

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended:

DECEMBER 31,	2013	2012

Realized capital losses	$(15,999)	$(11,095)
Less:
Amount transferred to IMR (net of related taxes of $(7,615) in 2013 and $(17,521) in 2012)	1,123	19,362

	(17,122)	(30,457)
Less income tax effect on realized capital losses	—	17,187

Net realized capital losses	$(17,122)	$(47,644)

Portions of realized capital gains and losses that were determined to be interest related were deferred into the IMR.

The Company did not sell any securities with the NAIC’s designation 3 or below during the years ended December 31, 2013 and 2012 that were reacquired within 30 days of the sale date.

Note 4.  RESERVES AND FUNDS FOR PAYMENT OF ANNUITY BENEFITS

The Company’s separate accounts are non-guaranteed. The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts are illustrated below as of December 31, 2013:

	General Account	Separate Account	Total	% of Total

Subject to discretionary withdrawal-with adjustments:
With fair value adjustment	$—	$—	$—	—%
At book value less surrender charges	667,616	—	667,616	8%
At fair value	—	5,397,519	5,397,519	64%

Subtotal	667,616	5,397,519	6,065,135	72%

Subject to discretionary withdrawal-without adjustment	1,302,000	—	1,302,000	15%
Not subject to discretionary withdrawal	950,512	126,837	1,077,349	13%

Total annuity reserves and deposit liabilities gross	2,920,128	5,524,356	8,444,484	100%

Less: reinsurance ceded	(4,167)	—	(4,167)

TOTAL ANNUITY RESERVES AND DEPOSIT LIABILITIES, NET	$2,915,961	$5,524,356	$8,440,317

2013 Statutory Financial Statements	Page 21

(In Thousands)

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts are illustrated below as of December 31, 2012:

	General Account	Separate Account	Total	% of Total

Subject to discretionary withdrawal-with adjustments:
With fair value adjustment	$—	$—	$—	—%
At book value less surrender charges	504,860	—	504,860	7%
At fair value	12,827	4,307,910	4,320,737	59%

Subtotal	517,687	4,307,910	4,825,597	66%

Subject to discretionary withdrawal-without adjustment	1,486,285	—	1,486,285	20%
Not subject to discretionary withdrawal	956,620	110,299	1,066,919	14%

Total annuity reserves and deposit liabilities gross	2,960,592	4,418,209	7,378,801	100%

Less: reinsurance ceded	(4,447)	—	(4,447)

TOTAL ANNUITY RESERVES AND DEPOSIT LIABILITIES, NET	$2,956,145	$4,418,209	$7,374,354

The following is the reconciliation of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31,:

	2013	2012

Statutory Statements of Admitted Assets, Liabilities and Surplus:
Policyholders’ reserves — group annuities	$298,267	$55,523
Policyholders’ reserves — individual annuities	2,086,772	2,354,623
Liabilities for deposit-type contracts	504,394	518,893
VACARVM reserves	26,528	27,107

Subtotal	2,915,961	2,956,146

Separate Account Annual Statement:
Annuities	5,524,179	4,417,999
Supplementary contracts with life contingencies	160	190
Other annuity contract-deposit-funds	17	19

Subtotal	5,524,356	4,418,208

TOTAL RESERVES	$8,440,317	$7,374,354

The Company has variable annuity contracts containing GMDB provisions that provide a specified minimum return upon death as follows

RETURN OF PREMIUM  provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net purchase payments”. This guarantee is a standard death benefit on all individual variable annuity products.

STEP-UP  provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers from any prior contract anniversary date.

RISING FLOOR  provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulate data set rate and adjusted for withdrawals and transfers.

Page 22	The Penn Mutual Life Insurance Company

(In Thousands)

The following table summarizes the account values and net amount at risk (death benefit in excess of account value), net of reinsurance for variable annuity contracts with guarantees invested in the separate account as of December 31:

	2013	2012

Account value	$5,503,782	$4,464,851
Net amount at risk	54,335	98,930

The Company has variable annuity contacts that have GMAB and GMAB/GMWB Rider options. The GMAB provides for a return of principal at the end of a ten-year period. The GMAB/GMWB combination rider allows for guaranteed withdrawals from a benefit base after a selected waiting period. The GMWB riders are also available with inflation or death benefit protection. The benefit base is calculated as the maximum of principal increase at a roll up rate less any partial withdrawals during the accumulation phase, the current account value, and the highest anniversary value over the first ten years. The withdrawal amount is stated as a percentage of the benefit base and varies based on whether the annuitant selects lifetime withdrawals or a specified period. One version of this rider has an inflation adjustment applied to the Guaranteed withdrawal Amount.

The following table summarizes the account values for the different benefit types as of December 31, 2013:

Rider Type	Contracts	Fund Value	Cash Value

GMAB	1,229	$129,752	$123,072
GMWB w/inflation	10,986	1,677,470	1,619,930
GMAB/GMWB	14,939	2,340,519	2,247,484
GMWB w/DB	621	86,746	80,467

Total	27,775	$4,234,487	$4,070,953

The following table summarizes the account values for the different benefit types as of December 31, 2012:

Rider Type	Contracts	Fund Value	Cash Value

GMAB	977	$90,642	$85,707
GMWB w/inflation	10,056	1,350,858	1,290,063
GMAB/GMWB	13,450	1,839,592	1,748,473

Total	24,483	$3,281,092	$3,124,243

Reserves for living and death benefits are based on the methodology specified in Actuarial Guideline XLIII (VACARVM), which specifies the final reserve as the greater of standard and stochastic scenario floored at the basic adjusted reserve and cash value. The standard scenario is based on a single path, deterministic projection with stipulated assumptions. The stochastic scenario is based on the Conditional Tail Expectation (“CTE”) 70% of 1000 stochastically generated interest rate scenarios. Prudent estimate assumptions including margins for uncertainty are used to calculate the stochastic amount. Key assumptions needed in valuing the liability include full withdrawals, partial withdrawals, mortality, CPI, investment management fees and revenue sharing, expenses, fund allocations and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility and swap interest rates. At December 31, 2013 and 2012, the standard scenario was the greater of the two measures and was used as the final reserve. The final reserve balance for policies that fall within the scope of Actuarial Guideline XLIII, which covers both Living and Death Benefit guarantees, is $5,346,764 and $4,343,747, as of December 31, 2013 and 2012, respectively. In 2013, as a result of the annual assumption review, there was a release of reserves of $23,700. In 2012, as a result of a rigorous internal review of the models as well as external audits, there was a release of $50,000. The review also led to assumption changes that increased the reserve by $14,800 in 2012.

2013 Statutory Financial Statements	Page 23

(In Thousands)

Note 5.  SEPARATE ACCOUNTS

Separate Accounts Registered with the SEC  The Company maintains separate accounts, which are registered with the Securities Exchange Commission (“SEC”), for its individual variable life and annuity products with assets of $6,302,011 and $5,146,826 at December 31, 2013 and 2012, respectively. The assets for these separate accounts, which are carried at fair value, represent investments in shares of the Company’s Penn Series Funds and other non-proprietary funds.

Separate Accounts Not Registered with the SEC  The Company also maintains separate accounts, which are not registered with the SEC, with assets of $315,410 and $233,931, which include $0 and $10,194 of seed money, at December 31, 2013 and 2012, respectively. While the product itself is not registered with the SEC, the underlying assets are comprised of SEC registered mutual funds. The assets in these separate accounts are carried at fair value.

Information regarding the Separate accounts of the Company, all of which are nonguaranteed, is as follows:

	2013	2012

Premiums considerations and deposits	$629,366	$616,728
Reserves at December 31, at market value	6,419,466	5,206,225
Subject to discretionary withdrawal at market value	6,419,466	5,206,225

The following table reconciles the amounts transferred to and from the separate accounts as reported in the financial statements of the separate accounts to the amount reported in the Statements of Loss for the year ended December 31,:

	2013	2012

Transfers as reported in the financial statements of the separate accounts:
Transfers to separate accounts	$629,366	$616,728
Transfers from separate accounts	318,456	272,448

Transfers as reported in the Statements of Loss	$310,910	$344,280

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and transactions. For the current reporting year, the Company reported assets and liabilities from variable life and annuity product lines into a separate account.

The assets, which are legally insulated from the general account, as of December 31,:

Product Description	2013	2012

Enhanced Deferred Individual Annuity	$4,948,248	$3,938,855
Single Life Variable Universal Life	606,870	537,557
Basic Deferred Individual Annuity	441,325	399,725
Joint Life Variable Universal Life	305,568	270,689
Deferred Group Annuity	315,410	223,737

Total	$6,617,421	$5,370,563

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for separate account liabilities of $115,569 and $201,555, respectively. To compensate the general account for the risk taken, the separate account paid risk charges to the general account for 2013 and 2012 of $33,532 and $24,190, respectively.

Page 24	The Penn Mutual Life Insurance Company

(In Thousands)

As of December 31, 2013, the general account of the Company has paid $8,149 cumulatively towards separate account guarantees. The total separate account guarantees paid by general account for the years ended December 31, 2013 and 2012 are $1,296 and $1,378, respectively.

Note 6.  DERIVATIVES

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company’s asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company uses forward contracts, swaps, futures, options, and caps to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all Over-the-Counter (“OTC”) derivative contracts. In addition, as a result of Dodd Frank Title VII, interest rate swaps are now centrally cleared through an exchange.

The following table presents the notional and fair values of derivative instruments designated and qualifying as hedging instruments.

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2013				2012
	Number	Notional Value	Gain	(Loss)	Number	Notional Value	Gain	(Loss)

Cash Flow Hedges:
Interest rate swaps	—	$—	$—	$—	1	$100,000	$541	$—
Currency swaps	5	31,846	—	(2,772)	—	—	—	—

Total designated and qualifying hedges	5	$31,846	$—	$(2,772)	1	$100,000	$541	$—

The following table presents the notional and fair values of derivative financial instruments not designated and not qualifying as hedging instruments. Fair values showing a gain are reported in Other invested assets. Fair values showing a loss are reported in Other liabilities.

2013 Statutory Financial Statements	Page 25

(In Thousands)

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2013				2012
	Number	Notional Value	Gain	(Loss)	Number	Notional Value	Gain	(Loss)

Interest rate futures	8,500	$1,283,124	$68	$(3,283)	—	$—	$—	$—
Interest rate caps	2	200,000	—	—	2	200,000	—	—
Credit default swaps	2	9,000	—	(818)	2	9,000	—	(756)
Equity futures	200	23,228	—	(94)	5,020	373,631	400	(4,648)
Foreign currency forwards	1	18,186	—	(404)	1	20,324	611	—
Interest Rate Swaps	15	1,685,000	181	(65,995)	9	924,000	174	(12,437)
Inflation Swaps	2	125,000	—	(1,806)	6	175,000	9,889	—
Equity options	37	1,139,496	70,968	—	24	670,500	28,049	—
Total Return Swaps	3	190,837	652	(33,836)	—	—	—	—
Swaptions	1	50,000	1	—	—	—	—	—

Total not designated and not qualifying as hedges	8,763	$4,723,871	$71,870	$(106,236)	5,064	$2,372,455$	39,123	$(17,841)

The impact of derivative instruments reported on the Statements of Loss and Changes in Surplus is reported in the tables below :

Derivative Instruments Designated and Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2013		2012
	Net Investment Income/(Loss)	Net Investment Gains/(Losses)	Net Investment Income/(Loss)	Net Investment Gains/(Losses)

Cash Flow Hedges:
Interest rate swaps	$506	$1,335	$1,255	$—
Currency swaps	32	—	—	—
Fair Value Hedges:
Interest rate swaps	(1,614)	(8,606)	—	—

Total qualifying hedges	$(1,076)	$(7,271)	$1,255	$—

The $(7,271) in Net Investment (Losses) is deferred in IMR.

Page 26	The Penn Mutual Life Insurance Company

(In Thousands)

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

YEARS ENDED DECEMBER 31,	2013		2012
	Net Investment Income/(Loss)	Net Investment Gains/(Losses)	Net Investment Income/(Loss)	Net Investment Gains/(Losses)

Interest rate futures	$—	$2,171	$—	$2,227
Credit default swaps	(347)	—	(350)	—
Equity futures	—	(49,458)	—	(70,517)
Foreign currency forwards	—	321	—	157
Interest Rate Swaps	10,438	(21,925)	10,823	29,946
Inflation Swaps	(1,413)	8,209	441	—
Equity options	—	46,319	—	4,393
Total Return Swaps	615	(13,734)	—	—
Swaptions	—	919	—	—

Total nonqualifying hedges	$9,293	$(27,178)	$10,914	$(33,794)

Of the $(27,178) in Net Investment (Losses), $6,032 is deferred in IMR.

Derivative Instruments Designated and Qualifying as Cash Flow Hedges

The Company has entered into interest rate swaps and currency swaps that qualify for hedge accounting. These have been designated as cash flow hedges of cash flows related to variable rate as well as foreign currency securities. These interest rate swaps are used to reduce market risks from changes in interest rates and foreign exchange rates. The net receipts/payments from these interest rate swaps are recorded on our Statements of Loss as reported in the table above. The hedging instruments are held at amortized cost. For the currency swaps, the change in value related to foreign exchange fluctuations is recognized as an unrealized gain or loss, as applicable. As of December 31, 2013, an unrealized loss of $1,763 was recorded.

The Company’s cash flow hedges are being used to hedge cash flows related to variable rate securities. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excluded amounts relating to risks other than exposure to the benchmark interest rate. Derivative instruments used in cash flow hedges that meet the criteria of a highly effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows is 20 years. During the year ended December 31, 2013, the Company entered into cash flow hedge accounting for one interest rate swap and fair value hedge accounting for two interest rate swaps. Hedge accounting was subsequently terminated when the derivative instruments were closed. This resulted in the realized gain related to the cash flow hedge interest rate swap of $1,335 and a realized loss for the fair value hedge interest rate swaps of $8,606, which were deferred into the IMR and are being amortized into income over the duration of the derivative instruments.

During the year ended December 31, 2012, the Company discontinued cash flow hedge accounting for one interest rate swap because the forecasted transactions are no longer expected to occur. This resulted in the interest rate swap being carried at fair value on the Statements of Admitted Assets, Liabilities and Surplus with an unrealized gain of $174.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

The Company enters into interest rate caps, interest rate and equity futures, credit default swaps, forward contracts, interest rate swaps, inflation swaps and put and call options that do not qualify for hedge accounting.

These instruments are carried at fair value and are classified as either other invested assets or other liabilities in the Statements of Admitted Assets, Liabilities and Surplus. The Company’s use of interest rate caps is designed to manage risk associated with rising interest rates. Credit default swaps protect the Company from a decline in credit quality of a specified security resulting in bankruptcy or the failure to pay. The Company may use “to be announced” forward contracts to gain exposure to the investment risk and return of mortgage-backed securities.

2013 Statutory Financial Statements	Page 27

(In Thousands)

The Company uses interest rate swaps to reduce market risks from changes in interest rates; the Company uses inflation swaps as an economic hedge to reduce inflation risk associated with inflation-indexed liabilities.

Total return swaps and equity futures are used to hedge the company’s liability risk exposure to declines in the equity markets.

Foreign currency forwards are used to hedge the risk embedded in the Company’s investment in Euro-denominated alternative assets.

The Company offers Indexed Universal Life products which have embedded options with guaranteed returns. The Company uses call spread options for protection from rising equity levels and rising volatility.

The change in unrealized capital gains/ (losses) for derivative instruments designated and qualifying as hedging instruments for the years ended December 31, 2013 and 2012 were ($1,763) for a currency swap and $0, respectively.

YEARS ENDED DECEMBER 31,	Change in Unrealized Capital Gains/(Losses)
Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments	2013	2012

Interest rate futures	$(3,215)	$—
Interest rate caps	—	(23)
Credit default swaps	(61)	(290)
Equity futures	4,155	842
Foreign currency forward	(1,015)	(327)
Interest rate swaps	(53,551)	(30,366)
Inflation swaps	(11,695)	9,889
Equity options	27,330	4,712
Total Return Swaps	(33,184)	—
Swaptions	(94)	—

Total	$(71,330)	$(15,563)

The Company offers a variety of variable annuity contracts with GMAB or GMWB (described further in Note 4.). The contract holders may elect to invest in equity funds. Adverse changes in the equity markets expose the Company to losses if the changes result in contractholder’s account balances falling below the guaranteed minimum. To mitigate the risk associated with these liabilities, the Company enters into interest and equity futures. The changes in value of the futures will offset a portion of the changes in the annuity accounts relative to changes in the equity market.

CREDIT RISK

The Company is exposed to credit related losses in the event of non-performance by counterparties to derivative financial instruments. In order to minimize credit risk, the Company and its derivative counterparties require collateral to be posted in the amount owed under each transaction, subject to threshold and minimum transfer amounts that are functions of the counterparty’s credit rating. As of December 31, 2013, and 2012, the Company was fully collateralized thereby eliminating the potential for an accounting loss. Additionally, the agreements with the counterparties allow for contracts in a positive position to be offset by contracts in a negative position. This right of offset also reduces the Company’s exposure. As of December 31, 2013, the Company pledged collateral of $44,498; as of December 31, 2012, the Company held collateral of $27,519. The cash received is invested in an interest bearing money market fund and is reflected as a short-term investment.

As of December 31, 2013 and 2012, the Company pledged collateral for futures contracts of $10,882 and $40,544, respectively. Notional or contractual amounts of derivative financial instruments provide a measure of involvement

Page 28	The Penn Mutual Life Insurance Company

(In Thousands)

in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments.

At December 31, 2013 and 2012, the Company maintained claims related to certain derivatives associated with the bankruptcy of Lehman Brother Holdings, Inc. in 2008. In July 2013, one claim associated with Lehman Brothers Finance was sold for net proceeds of $8,471, resulting in a realized gain of $3,922. As of December 31, 2013, one claim remains with a net carrying value of $432.

Note 7.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET RISK

FAIR VALUE MEASUREMENT  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on assumptions market participants would make in pricing an asset or liability. Inputs to valuation techniques to measure fair value are prioritized by establishing a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to prices derived from unobservable inputs. An asset or liability’s classification within the fair value hierarchy is based on the lowest level of significant input to its fair value measurement. The Company has categorized its assets and liabilities into the three-level fair value hierarchy based upon the priority of the inputs. The following summarizes the types of assets and liabilities included within the three-level hierarchy:

Level 1	Fair value is based on unadjusted quoted market prices in active markets for identical assets or liabilities that are accessible at the measurement date. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following for the measured asset/liability: i) many transactions, ii) current prices, iii) price quotes not varying substantially among market makers, iv) narrow bid/ask spreads and v) most information publicly available. Prices are obtained from readily available sources for market transactions involving identical assets and liabilities.

Level 2	Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Prices for assets classified as Level 2 are primarily provided by an independent pricing service using observable inputs. In circumstances where prices from pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in our fair value hierarchy.

Level 3	Fair value is based on significant inputs that are unobservable for the asset or liability. These inputs reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability. These are typically less liquid fixed maturity securities with very limited trading activity. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models, market approach and other similar techniques. Prices may be based upon non-binding quotes from brokers or other market makers that are reviewed for reasonableness, based on the Company’s understanding of the market but are not further corroborated with other additional observable market information.

The determination of fair value, which for certain assets and liabilities is dependent on the application of estimates and assumptions, can have a significant impact on the Company’s results of operations. The following sections describe the valuation methodologies used to determine fair values as well as the key estimates and assumptions surrounding certain assets and liabilities, measured at fair value on a recurring basis, that could have a significant impact on the Company’s results of operations or involve the use of significant unobservable inputs.

The fair value process is monitored by an internal Valuation Group which meets at least quarterly. The Valuation Group consists of financial and investment professionals and utilizes additional subject matter experts as applicable. The purpose of the Valuation Group is to monitor the Company’s asset valuation policies and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as

2013 Statutory Financial Statements	Page 29

(In Thousands)

addressing fair valuation issues, changes to valuation methodologies and pricing sources. To assess the continuing appropriateness of third party pricing service security valuations, the Valuation Group regularly monitors the prices, reviews price variance reports and compares prices to alternate sources for a sample of securities on a periodic basis. In addition, the Company performs an initial and ongoing review of the third party pricing services methodologies, reviews inputs and assumptions used for a sample of securities on a periodic basis and performs back testing on recent trades. Pricing challenges are raised on valuations considered not reflective of market and are monitored by the Valuation Group.

BONDS  The fair values of the Company’s debt securities are generally based on quoted market prices or prices obtained from independent pricing services. In order to validate reasonability, prices are reviewed by internal investment professionals through comparison with directly observed recent market trades or color or by comparison of significant inputs used by the pricing service to the Company’s observations of those inputs in the market. Consistent with the fair value hierarchy described above, securities with quoted market prices or corroborated valuations from pricing services are generally reflected within Level 2. Inputs considered to be standard for valuations by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and economic events. In circumstances where prices from pricing services are reviewed for reasonability but cannot be corroborated to observable market data as noted above, these security values are recorded in Level 3 in the Company’s fair value hierarchy.

In circumstances where market data such as quoted market prices or vendor pricing is not available, internal estimates based on significant observable inputs are used to determine fair value. This category also includes fixed income securities priced internally. Inputs considered include: public debt, industrial comparables, underlying assets, credit ratings, yield curves, type of deal structure, collateral performance, loan characteristics and various indices, as applicable. Also included in Level 2 are private placement securities. There are several private placement bonds that are priced externally by asset management firms with expertise in the security type utilizing the discounted cash flows methodology applied through an industry standard analytical and valuation platform. Inputs considered are: public corporate bond spreads, industry sectors, average life, internal ratings, security structure, liquidity spreads, credit spreads and yield curves, as applicable. If the discounted cash flow model incorporates significant unobservable inputs, these securities would be reflected within Level 3 in the Company’s fair value hierarchy.

In circumstances where significant observable inputs are not available, estimated fair value is calculated internally by using unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the asset, and are therefore included in Level 3 in the Company’s fair value hierarchy. Circumstances where observable market data is not available may include events such as market illiquidity and credit events related to the security.

The Company’s Level 3 debt securities generally include certain privately placed commercial mortgage backed, asset backed trust preferred, public debt and certain private debt securities priced internally based on observable and unobservable inputs. Under certain conditions, the Company may conclude pricing information received from third party pricing services is not reflective of market activity and may over-ride that information with an internally developed valuation that utilizes market information and activity. As of December 31, 2013 and 2012, there were no debt securities carried at fair value that were valued in this manner. Significant inputs used in valuing the Company’s Level 3 debt securities include: issue specific credit adjustments, illiquidity premiums, estimation of future collateral performance cash flows, default rate assumptions, acquisition cost, market activity for securities considered comparable and non-binding quotes from certain market participants. Certain of these inputs are considered unobservable, as not all market participants will have access to this data

The methodologies followed for valuing the Company’s significant Level 3 debt securities include:

•

Privately placed commercial mortgage backed securities — These assets are valued based upon broker quotes which are updated regularly. The quoted valuation is based upon a discounted cash flow model and the assumptions underlying the model include swap curve rates, prepayment and default assumptions and an illiquidity premium. On a periodic basis, management reviews the underlying assumptions with the quoting broker and reviews the final quotes for reasonableness

Page 30	The Penn Mutual Life Insurance Company

(In Thousands)

•

Asset backed trust preferred securities — The process used to value these assets consists of determining the current market price and credit spread of the underlying floating rate security that will be received at maturity of the trust. That value is then discounted based upon a rate consisting of the applicable swap yield to maturity, the discount margin and an illiquidity premium established by management.

EQUITY SECURITIES  Equity securities consist principally of investments in common and preferred stock of publicly traded companies, as well as common stock mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the Company’s fair value hierarchy. The fair values of common stock mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the Company’s fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services and, in order to validate reasonability, are compared with recent market trades we have directly observed. Accordingly, these securities are classified within Level 2 in the Company’s fair value hierarchy.

CASH AND SHORT-TERM INVESTMENTS  Short-term investments carried at Level 1 consist of money market funds and investments purchased with maturities of greater than three months and less than or equal to 12 months. These are carried at amortized cost and approximate fair value.

DERIVATIVE INSTRUMENTS  Derivatives with a positive fair value are recorded as other invested assets. Derivatives with negative fair values are reported as other liabilities. The fair values of derivative contracts are determined based on quoted prices in active exchanges or prices provided by counterparties, exchanges or clearing members as applicable, utilizing valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, commodity prices, credit spreads, market volatility, expected returns and liquidity as well as other factors. In order to validate reasonability, prices are reviewed by our internal investment professionals through comparison with directly observed recent market trades, comparison with internal valuations estimated through use of valuation models maintained on an industry standard analytical and valuation platform, or comparison of all significant inputs used by the pricing service to our observations of those inputs in the market. Fair values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

The Company’s exchange traded futures include index futures that are valued using quoted prices in active markets and are classified within Level 1 in our fair value hierarchy. Derivative positions traded in the over-the-counter (“OTC”) derivative market are classified within Level 2. These investments include: interest rate swaps, interest rate caps, total return swaps, swaptions, call options and put options. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, broker-dealer quotations, third-party pricing vendors and/or recent trading activity.

SEPARATE ACCOUNT ASSETS  Separate Account assets primarily consist of mutual funds. The fair value of mutual funds is based upon quoted prices in an active market, resulting in classification in Level 1.

2013 Statutory Financial Statements	Page 31

(In Thousands)

The following table presents the financial instruments carried at fair value as of December 31, 2013, by caption on the Statements of Admitted Assets, Liabilities and Surplus and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
Bonds:
Corporate securities	$—	$188	$—	$188
Asset-backed securities	—	9,716	1,743	11,459

Total Bonds	—	9,904	1,743	11,647
Preferred stock	—	764	—	764
Common stock	1,356	—	971	2,327
Derivatives
Interest rate swaps	—	181	—	181
Interest rate futures	68	—	—	68
Equity options	—	70,968	—	70,968
Total return swaps	—	652	—	652
Swaptions	—	1	—	1

Total derivatives	68	71,802	—	71,870

Total investments	1,424	82,470	2,714	86,608
Separate account assets(1)	6,617,421	—	—	6,617,421

Total assets	$6,618,845	$82,470	$2,714	$6,704,029

Liabilities:
Derivatives	$(3,377)	$(102,859)	$—	$(106,236)

Total Liabilities	$(3,377)	$(102,859)	$—	$(106,236)

(1)	Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Admitted Assets, Liabilities and Surplus.

Page 32	The Penn Mutual Life Insurance Company

(In Thousands)

The following table presents the financial instruments carried at fair value as of December 31, 2012, by caption on the Statements of Admitted Assets, Liabilities and Surplus and by valuation hierarchy (as described above).

	FV Level 1	FV Level 2	FV Level 3	Total

Assets:
Bonds:
Corporate securities	$—	$840	$—	$840
Asset-backed securities	—	9,577	1,726	11,303

Total Bonds	—	10,417	1,726	12,143
Preferred stock	—	786	—	786
Common stock	5,050	—	960	6,010
Derivatives			—
Interest rate swaps	—	174	—	174
Interest rate contracts	—	612	—	612
Foreign currency	—	9,889	—	9,889
Equity futures	400	—	—	400
Equity options	—	28,049	—	28,049

Total derivatives	400	38,724	—	39,124

Total investments	5,450	49,927	2,686	58,063
Separate account assets(1)	5,380,757	—	—	5,380,757

Total assets	$5,386,207	$49,927	$2,686	$5,438,820

Liabilities:
Derivatives	$(4,649)	$(13,193)	$—	$(17,842)

Total Liabilities	$(4,649)	$(13,193)	$—	$(17,842)

(2)	Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Statements of Admitted Assets, Liabilities and Surplus.

SIGNIFICANT TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2  There were no significant transfers between Level 1 and Level 2.

CHANGES IN LEVEL 3 RECURRING FAIR VALUE MEASUREMENTS  The tables below include a rollforward of the Statements of Admitted Assets, Liabilities and Surplus amounts for the years ended December 31, 2013 and 2012 (including the change in fair value), for financial instruments classified by the Company within Level 3 of the valuation hierarchy. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology. There were no assets transferred in or out of Level 3 for the years ended, December 31, 2013 and 2012. Also, the Company manages the risk of the observable components of Level 3 financial instruments using securities and derivative positions that are classified within Level 1 or 2 of the valuation hierarchy; as these Level 1 and Level 2 risk management instruments are not included below, the gains or losses in the tables do not reflect the effect of the Company’s risk management activities related to such Level 3 instruments.

2013 Statutory Financial Statements	Page 33

(In Thousands)

	Asset-Backed Securities	Common Stock	Total Assets

Balance January 1, 2013	$1,726	$960	$2,686
Transfers in	—	—	—
Transfers out	—	—	—
Total gains or losses (realized/unrealized) included in:
Income	(198)	—	(198)
Surplus	307	—	307
Amortization/ Accretion	—	—	—
Purchases/(Sales):
Purchases	—	11	11
(Sales)	(92)	—	(92)

Balance December 31, 2013	$1,743	$971	$2,714

The following summarizes the fair value, valuation techniques and significant unobservable inputs of the Level 3 fair value measurements that were developed as of December 31, 2013:

	Fair Value	Valuation Technique	Significant Unobservable Inputs	Rate/Range or/ weighted ave.

Assets:
Investments
Bonds
Asset-backed securities	$1,743	Broker quote(1)	Not available	N/A
Common Stock	971	Enterprise valuation multiple(2)	Enterprise valuation multiple	6.0 multiple

(1)	Broker quoted fair values on these asset backed securities represent indicative, non-binding quotes developed by a single market maker. The significant inputs are not developed by the Company and are not reasonably available.
(2)	The Company estimates the fair value using a model which applies an enterprise valuation multiplier to estimated earnings before income taxes, depreciation, and amortization.

The following table summarizes the aggregate fair value for all financial instruments and the level with in the fair value hierarchy in which the fair value measurements in their entirety fall, for which it is practicable to estimate fair value, at December 31, 2013.

	Aggregate Fair Value	Admitted Value	Level 1	Level 2	Level 3	Not Practicable Carrying Value

Financial Assets:
Bonds	$7,639,640	$7,243,116	$4,658	$7,259,124	$375,858	$—
Redeemable Preferred Stocks	23,493	21,050	—	22,302	1,191	—
Common Stock-Unaffiliated	2,327	2,327	1,356	—	971	—
Cash and Short-Term Investments	68,731	68,731	68,731	—	—	—
Derivatives	71,870	71,870	68	71,802	—	—
Separate Account Assets	6,617,421	6,617,421	6,617,421	—	—	—

Financial Liabilities:
Investment-Type Contracts
Individual Annuities	$2,412,259	$2,345,751	$—	$—	$2,412,259	$—
Derivatives	109,008	107,999	3,377	105,631	—	—
Separate Account Liabilities	6,617,421	6,617,421	6,617,421	—	—	—

Page 34	The Penn Mutual Life Insurance Company

(In Thousands)

The fair values of the Company’s liabilities for individual annuities and other group annuities are estimated by discounting the cash flows associated with the contacts, using an interest rate currently offered for similar contacts with maturities similar to those remaining for the contracts being valued. The statement value for certain of the other group annuities approximates the fair value due to the nature of the contracts. The statement values of dividends to policyholders payable in the following year and separate account liabilities approximate their fair values.

Note 8.  BENEFIT PLANS

The Company maintains both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

PENSION PLANS  The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company’s policy is to fund qualified pension costs in accordance with the Employee Retirement Income Security Act of 1974. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

The Company approved the freezing of benefits under its qualified and Tax Equity and Fiscal Responsibility Act (“TEFRA”) pension plans effective December 31, 2005. Therefore, there no further benefits are accrued for participants.

OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS  The Company provides certain life insurance and health care benefits (“other postretirement benefits”) for its retirement employees and agents, and their beneficiaries and covered dependents.

OTHER PLANS  The Company has non-qualified deferred compensation plans that permit eligible key employees, producers and trustees to defer portions of their compensation to these plans. Certain Company contributions in excess of allowable qualified plan limits may also be credited to these plans. Company contributions and earnings on investments are recorded as expenses in the Statements of Loss. To hedge against volatility for the investment earnings credited, the Company purchased corporate-owned life insurance contacts.

BENEFIT OBLIGATIONS  Accumulated benefit obligations represent the present value of pension benefits earned as of the measurement date based on service and compensation and do not take into consideration future salary increases. Projected benefit obligations for defined benefit plans represent the present value of pension benefits earned as of the measurement date projected for estimated salary increases to an assumed date with respect to retirement, termination, disability or death.

The following table sets forth the plans’ change in benefit obligation of the defined benefit pension and other postretirement plans as of December 31, 2013 and 2012:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$175,557	$153,525	$25,182	$23,632
Service cost	—	47	823	388
Interest cost	6,932	7,640	1,070	1,054
Actuarial loss/(gain)	(14,107)	22,357	(3,465)	2,008
Benefits paid	(8,508)	(8,012)	(2,379)	(1,900)
Change in Plan Provisions	51	—	4,591	—

Benefit obligation at end of year	$159,925	$175,557	$25,822	$25,182

Benefit obligation for non-vested employees	$—	$44	$—	$4,591

2013 Statutory Financial Statements	Page 35

(In Thousands)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation at December 31 were:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012

Discount rate	4.85%	4.00%	4.50%	3.75%
Rate of compensation increase	N/A	N/A	N/A	N/A

The discount rate is determined at the annual measurement date of the plans and is therefore subject to change each year. The rate reflects prevailing market rates for high quality fixed-income debt instruments with maturities corresponding to expected duration of the benefit obligations on the measurement date. The rate is used to discount the future cash flows of benefits obligations back to the measurement date.

PLAN ASSETS  The change in plan assets represents a reconciliation of beginning and ending balances of the fair value of the plan assets used to fund future benefit payments. The following table sets forth the change in plan assets as of December 31:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012

Change in plan assets:
Fair value of plans assets at beginning of year	$158,079	$145,704	$—	$—
Actual return on plan assets	23,363	17,710	—	—
Employer contribution	2,739	2,677	2,379	1,900
Benefits paid	(8,508)	(8,012)	(2,379)	(1,900)

Fair value of plan assets at end of year	$175,673	$158,079	$—	$—

The following table presents the financial instruments carried at fair value in Company’s pension plan assets as of December 31, 2013:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total
Equity funds	$90,329	$—	$—	$90,329
Bond funds	83,859	—	—	83,859
Money market funds	1,485	—	—	1,485

Total	$175,673	$—	$—	$175,673

The following table presents the financial instruments carried at fair value in Company’s pension plan assets as of December 31, 2012:

Asset Category	FV Level 1	FV Level 2	FV Level 3	Total
Equity securities	$100,910	$—	$—	$100,910
Corporate Securities	25,991	—	—	25,991
U.S. Treasury securities	31,136	—	—	31,136

Total	$158,037	$—	$—	$158,037

The Company’s overall investment strategy with respect to pension assets are growth, preservation of principal, preservation of purchasing power and partial immunization through asset/liability matching while maintaining return objective over the long term. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide

Page 36	The Penn Mutual Life Insurance Company

(In Thousands)

reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. In 2013, the Company changed the target allocation from a 60/20/20 allocation between equity securities, corporate bonds and Treasuries to a target allocation of 50/50 allocation between equity and bond funds. The Company will continue its policy to rebalance the portfolio on an annual basis. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis.

The Company’s pension plan asset allocation at December 31, 2013 and 2012, and the current target allocations are as follows:

	2014 Target Allocation	Percentage of Plan Assets As of December 31,
Asset Category		2013	2012

Equity securities	50.0%	51.4%	63.8%
Bond funds	50.0%	47.7%	0.0%
Money market funds	0.0%	0.9%	0.0%
Corporate bonds	0.0%	0.0%	16.5%
U.S. Treasury securities	0.0%	0.0%	19.7%

Total	100.0%	100.0%	100.0%

AMOUNTS RECOGNIZED IN THE STATEMENTS OF ASSETS, LIABILITIES AND SURPLUS  The funded status of the defined benefit plans is a comparison of the projected benefit obligations to the assets related to the respective plan, if any. The difference between the two represents amounts that have been appropriately recognized as expenses in prior periods that appear as the net amount recognized or represent amounts that will be recognized as expenses in the future through the amortization of the unrecognized net actuarial loss, unrecognized prior service costs, and remaining initial transition. The following table sets forth the funded status of the plans as of December 31, 2013 and 2012 as of the measurement date, and then shows how the funded status is reconciled to the net asset and/or liability recognized in the Statements of Admitted Assets, Liabilities and Surplus.

	Pension Benefits		Other Benefits
	2013	2012	2013	2012

Benefit Obligation	$(159,925)	$(175,557)	$(25,822)	$(25,182)
Fair value of plan assets	175,673	158,079	—	—

Funded Status	$15,748	$(17,478)	$(25,822)	$(25,182)

Funded status	$15,748	$(17,478)	$(25,822)	$(25,182)
Unrecognized net actuarial loss	5,369	34,334	3,866	7,727
Unrecognized prior service (benefit)/cost	—	—	1,753	(2,839)
Liability for benefits	—	—	(554)	—

Net amount recognized	$21,117	$16,856	$(20,757)	$(20,294)

Amount recognized in Statements of Admitted Assets, Liabilities and Surplus: Prepaid pension asset (nonadmitted)	$44,365	$38,414	$—	$—
Accrued benefit liability	(28,617)	(31,162)	(20,757)	(20,294)
Accumulated surplus adjustment	5,369	9,604	—	—

Net amount recognized	$21,117	$16,856	$(20,757)	$(20,294)

The qualified pension plan was over funded by $44,365 and $13,501 as of December 31, 2013 and 2012 respectively. The non-qualified pension plans are not funded and have total projected benefit obligations of $28,617 and $30,980 as of December 31, 2013 and 2012, respectively.

2013 Statutory Financial Statements	Page 37

(In Thousands)

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $28,617, $28,617 and $0, respectively as of December 31, 2013. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $30,980, $30,980 and $0, respectively as of December 31, 2012.

As of December 31, 2013, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company’s other postretirement benefit plans.

A minimum pension liability adjustment is required when the actuarial present value of accumulated benefits exceeds plan assets. In 2013 and 2012, the change in the minimum pension liability, net of the change in the related intangible asset, of $31,026 and $(4,494), respectively, was reported in surplus.

NET PERIODIC COST  The components of net periodic benefit cost (excluding the minimum pension liability adjustment) at December 31, were as follows:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012

Service cost	$—	$48	$823	$388
Interest cost	5,708	7,640	1,070	1,054
Expected return on plan assets	(9,638)	(10,017)	—	—
Amortization of prior service cost	36	—	(1)	(442)
Amount of recognized gains and loss	2,372	915	396	324

Total net periodic cost	$(1,522)	$(1,414)	$2,288	$1,324

The weighted-average assumptions used to determine net periodic benefit cost at December 31 were:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012

Discount rate	4.00%	5.00%	3.75%	4.50%
Expected return on plan assets	7.00%	7.00%	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A

The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities. Lower returns on plan assets result in higher pension expense.

The assumed health care cost trend rates used in determining net periodic costs at December 31 were:

	2013		2012
	Pre-65	Post-65	Pre-65	Post-65

Health care cost trend rate assumed for next year	7.75%	7.00%	8.30%	6.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2022	2019	2019

Page 38	The Penn Mutual Life Insurance Company

(In Thousands)

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components	$135	$(117)
Effect of postretirement benefit obligation	1,550	(1,377)

ACTUAL CONTRIBUTIONS AND BENEFITS  The contributions made and the benefits paid from the plans at December 31 were:

	Pension Benefits		Other Benefits
	2013	2012	2013	2012

Employer Contributions	$2,739	$2,677	$2,379	$1,900
Benefits Paid	(8,508)	(8,012)	(2,379)	(1,900)

CASH FLOWS  The Company’s funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company’s tax and cash positions and the plan’s funded status.

In 2014, the Company expects the minimum required contribution to the funded pension plan to be $0 and expects to make contributions to the unfunded pension and post retirement plans in an amount equal to benefit costs of approximately $0 and $2,285, respectively.

The components of net periodic benefit cost (excluding the minimum pension liability adjustment) expected to be recognized in 2014 are as follows:

	Pension Benefits	Other Benefits

Amortization of net prior service cost	$15	$(1)
Amortization of net loss	789	108

Total net periodic cost	$804	$107

The estimated future benefit payments are based on the same assumptions as used to measure the benefit obligations at December 31, 2013 and 2012. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Plan Benefits	Other Post Retirement Plan Benefits

2014	$8,744	$2,285
2015	8,821	2,257
2016	8,920	2,201
2017	9,032	2,144
2018	9,133	2,086
Years 2019-2023	45,516	9,486

Total	$90,166	$20,459

2013 Statutory Financial Statements	Page 39

(In Thousands)

DEFINED CONTRIBUTION PLANS  The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2013, and 2012, the expense recognized for these plans was $7,456 and $7,385, respectively. The estimated fair value of the defined contribution plans’ assets at December 31, 2013 and 2012 was $275,081 and $237,547, respectively.

At December 31, 2013 and 2012, $126,943 and $109,942, respectively, of the defined contribution plans’ assets were invested in the Company’s group annuity contracts.

Note 9. FEDERAL INCOME TAXES

The Company is required to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable income exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused; although the realization is not assured, management believes it is more likely than not that the deferred tax assets, net valuation allowances, will be realized. The Company has not recorded a valuation allowance as of December 31, 2013 and 2012.

Components of deferred tax asset (DTAs) and deferred tax liabilities (DTLs):

Description	2013			2012

	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$281,671	$48,103	$329,774	$221,780	$44,719	$266,499
Statutory valuation allowance adjustment	—	—	—	—	—	—

Adjusted gross deferred tax assets	281,671	48,103	329,774	221,780	44,719	266,499
Adjusted gross deferred tax assets nonadmitted	(47,039)	(11,502)	(58,541)	(36,585)	26,756	(9,829)

Subtotal — admitted adjusted deferred tax asset	234,632	36,601	271,233	185,195	71,475	256,670
Gross deferred tax liabilities	(57,218)	(21,489)	(78,707)	(49,049)	(36,217)	(85,266)

Net admitted deferred tax asset	$177,414	$15,112	$192,526	$136,146	$35,258	$171,404

Description	Changes during 2013

	Ordinary	Capital	Total
Gross deferred tax assets	$59,891	$3,384	$63,275
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	59,891	3,384	63,275
Adjusted gross deferred tax asset nonadmitted	(10,454)	(38,258)	(48,712)

Subtotal — admitted adjusted deferred tax asset	49,437	(34,874)	14,563
Gross deferred tax (liability)/asset	(8,169)	14,728	6,559

Net admitted deferred tax asset/(liability)	$41,268	$(20,146)	$21,122

Page 40	The Penn Mutual Life Insurance Company

(In Thousands)

Description	2013			2012

	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation under 11.a-11.c Admitted pursuant to 11.a (loss carryback)	$—	$—	$—	$—	$—	$—
Admitted pursuant to 11.b (realization)	234,632	36,601	271,233	185,195	71,475	256,670
Realization per 11.b.i	193,236	15,112	208,348	136,146	35,258	171,404
Limitation per 11.b.ii.	—	—	192,526	—	—	223,817
Adjusted pursuant to 11.c	(57,218)	(21,489)	(78,707)	(49,049)	(36,217)	(85,266)

Total admitted adjusted gross deferred tax asset a.+b.+c.	$177,414	$15,112	$192,526	$136,146	$35,258	$171,404

Description	Changes during 2013

	Ordinary	Capital		Total
Admitted pursuant to 11.a (loss carryback)	$—	$		$—
Admitted pursuant to 11.b. (realization)	49,437		(34,874)	14,563
Realization per 11.b.i.	57,090		(20,146)	36,944
Limitation per 11.b.ii.	—		—	(31,291)
Adjusted pursuant to 11.c.	(8,169)		14,728	6,559

Total admitted adjusted gross deferred tax asset/(liability) admitted a.+b.+c.	$41,268		$(20,146)	$21,122

	2013	2012

Used in 11.b Applicable ratio for realization limitation threshold table	623%	612%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 11.b.ii	$1,283,506	$1,495,390

The impact of Tax planning strategies is as follows:

2013			2012			Change
Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Adjusted gross DTAs
Percentage of adjusted gross deferred tax assets attributable to the impact of tax planning strategies
57%	97%	63%	5%	93%	20%	52%	4%	43%

Net admitted adjusted gross DTA’s
Percentage for net admitted adjusted gross deferred tax assets admitted because of the impact of tax planning strategies
72%	100%	74%	9%	93%	33%	63%	7%	41%

The Company’s tax planning strategies include the use of reinsurance.

There are no temporary differences for which a DTL has not been established.

2013 Statutory Financial Statements	Page 41

(In Thousands)

Significant components of income taxes incurred

Current income taxes incurred consist of the following major components:

Description	2013		2012

Current federal income tax benefit	$(3,477)		$(15,497)
Tax expense/(benefit) on realized capital gains/(losses)	—		—
Utilization of capital loss carryforwards	—		—
Other, including prior year underaccrual/(overaccrual)	—		(1,603)

Federal and foreign income taxes incurred	$(3,477	)$	(17,100)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2013	2012	Change

DTA resulting in book/tax difference in:
Ordinary:
Future policy benefits	$46,725	$53,252	$(6,527)
DAC	86,361	80,369	5,992
Dividend to policyholders	11,620	—	11,620
Deferred compensation	25,360	28,150	(2,790)
Nonadmitted assets	5,914	6,786	(872)
LIHTC credits	14,543	9,145	5,398
NOL Carryforward	72,155	40,407	31,748
Coinsurance transaction	10,571	—	10,571
Other — ordinary	8,422	3,671	4,751

Subtotal — Gross ordinary DTAs	281,671	221,780	59,891

Statutory valuation allowance adjustment — ordinary	—	—	—
Nonadmitted ordinary DTAs	(47,039)	(36,585)	(10,454)

Admitted ordinary DTAs	$234,632	$185,195	$49,437

Capital:
Investments	$1,818	$2,756	$(938)
Unrealized capital losses	7,868	—	7,868
OTTI on investments	38,417	41,963	(3,546)

Gross capital DTAs	48,103	44,719	3,384
Statutory valuation allowance adjustment — capital	—	—	—
Nonadmitted capital DTAs	(11,502)	26,756	(38,258)

Admitted capital DTAs	36,601	71,475	(34,874)

Admitted DTAs	$271,233	$256,670	$14,563

DTLs resulting in book/tax differences in:
Ordinary:
Investments — ordinary	$(50,823)	$(44,159)	$(6,664)
Other	(6,395)	(4,890)	(1,505)

Ordinary DTLs	$(57,218)	$(49,049)	$(8,169)

Capital:
Alternative asset investments	$(21,489)	$(20,334)	$(1,155)
Unrealized capital gains	—	(15,883)	15,883
Fixed rate annuity contract	—	—	—
Capital DTLs	(21,489)	(36,217)	14,728

DTLs	$(78,707)	$(85,266)	$6,559

Net deferred tax asset	$192,526	$171,404	$21,122

Page 42	The Penn Mutual Life Insurance Company

(In Thousands)

The change in deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the Change in Non-admitted Assets is reported separately from the Change in Net Deferred Income Taxes in the surplus section of the Annual Statement):

	2013	2012	Change

Total deferred tax assets	$329,774	$266,499	$63,275
Total deferred tax liabilities	(78,707)	(85,266)	6,559

Net deferred tax asset	$251,067	$181,233	69,834
Statutory valuation allowance adjustment	—	—	—
Net Deferred tax asset/liability after SVA	$251,067	$181,233	69,834

Tax effect of unrealized losses			(23,751)
Tax effect of postretirement liability			10,997

Change in net deferred income tax charge			$57,080

Reconciliation of Federal Income Tax Rate to Actual Effective Rate

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing the differences as of December 31, 2013 are as follows:

Description	Amount	Tax Effect	Effective Tax Rate

Loss before Taxes	$(36,775)	$(12,871)	35.00%
Dividends Received Deduction	(23,593)	(8,258)	22.46%
Meals and entertainment	714	250	-0.68%
Executive benefits	(10,904)	(3,816)	10.38%
IMR tax adjustment	(3,237)	(1,133)	3.08%
Income from affiliates	(48,988)	(17,146)	46.62%
Change in minimum postretirement liability	(31,420)	(10,997)	29.90%
LIHTC	—	(6,132)	16.67%
Other	(1,298)	(454)	1.24%

Total		$(60,557)	164.67%

Federal income taxes incurred benefit		$(3,477)	9.45%
Change in net deferred income tax		(57,080)	155.21%

Total Statutory Taxes		$(60,557)	164.67%

The effective tax rate is primarily driven by the following components: (1) the reversal of income from affiliates, the tax on which is recorded in their separate company financial statements, (2) the dividends received deduction, (3) low income housing tax credits, and (4) change in minimum pension liability.

At December 31, 2013, the Company had $206,157 of net operating loss carryforwards available that will begin to expire in 2026. In addition, the Company had LIHTC available of $14,543 that will expire starting in 2030. At December 31, 2013, the Company had no Alternative Minimum Tax (“AMT”) credit carryforwards.

There was no income tax expense for 2012, 2011 and 2010 that is available for recoupment in the event of future net losses.

The Company has not made any deposits regarding the suspension of running interest (protective deposits) pursuant to Internal Revenue Code Section 6603.

2013 Statutory Financial Statements	Page 43

(In Thousands)

The Company’s federal income tax return is consolidated with its majority owned subsidiaries. The method of tax allocation among the companies is subject to a written agreement, whereby the tax allocation is made on a separate return basis. Effective January 1, 2014, the Company’s Tax allocation agreements have been modified.

A listing of the companies included in the consolidated return is as follows:

Penn Insurance & Annuity Company

PIA Reinsurance Company of Delaware I

Horner, Townsend & Kent, Inc

HTK Insurance Agency, Inc

Independence Capital Management, Inc

The Company had no loss contingencies for which it is reasonably possible that the total liability will significantly increase within the next twelve months of the reporting date.

Note 10.  REINSURANCE

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance ceded permits recovery of a portion of losses from reinsurers.

The table below highlights the reinsurance amounts shown in the accompanying financial statements.

	Gross Amount	Assumed	Ceded	Net Amount

December 31, 2013:
Life Insurance in-force	$85,419,944	$5,236,731	$41,878,039	$48,778,636
Premium and annuity considerations	1,665,321	48,797	218,236	1,495,882
Reserves and funds for payment of insurance and annuity benefits	7,854,703	23,680	459,317	7,419,066

December 31, 2012:
Life Insurance in-force	$78,249,879	$4,540,074	$21,466,971	$61,322,982
Premium and annuity considerations	1,731,143	36,332	141,408	1,626,067
Reserves and funds for payment of insurance and annuity benefits	7,427,451	18,731	373,106	7,073,076

The Company had ceded certain insurance risks to an affiliate. As a result of these reinsurance agreements, net life insurance in-force ceded totaled $3,266,770 and $2,969,528 as of December 31, 2013 and 2012, respectively. The Company reduced its reserves by $307,360 and $272,725 as of December 31, 2013 and 2012, respectively. Net premium and annuity considerations ceded were $40,830 and $55,815 for the years ended December 31, 2013 and 2012, respectively.

The Company assumed the equity risk associated with an affiliate’s Indexed UL products. Net premium and annuity considerations assumed were $40,588 and $30,444 for the years ended December 31, 2013 and 2012, respectively. The Company increased its reserves for these products by $20,294 as of December 31, 2013.

The Company assumed from PIA policies issued after October 1, 2006 which resulted in retention greater than $1,000 per life. As a result of this reinsurance agreement with PIA, net life insurance in-force assumed from PIA totaled $4,153,737 and $3,296,316 as of December 31, 2013 and 2012 respectively. The Company maintained reserves related to these policies of $201 and $158 as of December 31, 2013 and 2012, respectively. Net premium and annuity considerations assumed from PIA were $2,824 and $1,158 for the years ended December 31, 2013 and 2012, respectively.

The Company has entered into an indemnity reinsurance agreement with a single non-affiliated reinsurer, whereby the Company cedes its risk associated with the Disability Income line of business. Under the agreement, 95% of the

Page 44	The Penn Mutual Life Insurance Company

(In Thousands)

assets and liabilities were transferred to the reinsurer, and the assets were placed in a trust that names the Company as beneficiary. As of December 31, 2013 and 2012, the Company had a reinsurance recoverable from the reinsurer of $201,718 and $201,043, respectively, which was secured by investment grade securities with a market value of $210,614 and $220,408, respectively, held in trust.

The Company entered into a coinsurance agreement with an authorized, non-affiliated reinsurer, effective January 1, to coinsure an existing black of guaranteed term products issued from 2007 through 2012. The Company retains 20% of the risk while reinsuring the remaining 80%, up to excess retention, which is already reinsured through separate treaties. The Company transferred $67,400 of reserves and $23,300 in cash, and received a $44,100 ceding commission. The after-tax gain of $30,200 was a direct increase to surplus and will be amortized into income over the emerging earnings of the business. The Company did not recognize any amortization through December 31, 2013.

Note 11.  RELATED PARTIES

The Company entered into revolving loan agreements with an affiliate, Janney Montgomery Scott (“JMS”) on March 13, 2009 and January 15, 2010, to provide funding in an amount not to exceed $65,000 and $50,000, respectively. Terms of the loans specify that semi-annual interest be paid on the outstanding balances based on market rates determined at the dates of the loans. The principal balances are due to mature in January 2029 and March 2029, respectively.

The Company entered into revolving loan agreement with an affiliate, Janney Montgomery Scott (“JMS”) on January 25, to provide funding in an amount not to exceed $80,000. Terms of the loans specify the interest rate will be published 3-Month Libor +250bps as of the draw date and will subsequently reset on the 1st business day of every fiscal quarter. The principal balance is due to mature in January 2033.

The Company recorded $10,230 and $6,582 in interest income on these notes for the years ended December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012, the Company had outstanding principle receivables from JMS of $155,000 and $105,000 and interest receivables of $2,715 and $2,071, respectively, relating to these agreements.

The Company acts in a fiduciary capacity for its defined benefit pension plan, which invests in the Company’s Separate accounts. For the years ended December 31, 2013 and 2012, the Company recorded $51,354 and $5,531, respectively, in Premium & annuity considerations received from the plan.

The following summarizes the statement value of the Company’s unconsolidated subsidiaries and affiliates as of:

December 31,	2013	2012

Common Stock
PIA	$310,741	$190,427
Other affiliates	10,752	12,245

Total common stock	321,493	202,672
Other invested assets
Independence Square Properties, LLC	192,613	224,546

Total	$514,106	$427,218

The Company’s unconsolidated subsidiaries had combined assets of $5,768,194 and $4,812,587 and combined liabilities of $5,064,039 and $4,103,794 as of December 31, 2013 and 2012, respectively. The admitted value of the Company’s investments in subsidiaries includes goodwill of $47,722 and $51,077 and other intangible assets of $6,897 and $7,553 at December 31, 2013 and 2012, respectively.

2013 Statutory Financial Statements	Page 45

(In Thousands)

Note 12.  COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

LITIGATION  The Company and its subsidiaries are involved in litigation arising in and out of the normal course of business, which seek both compensatory and punitive damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. While the Company is not aware of any actions or allegations that should reasonably give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty.

In 2012, a putative class action complaint was filed against the Company in federal court alleging that the Company breached its contracts by allegedly failing to distribute surplus in excess of an alleged statutorily prescribed limit. After the complaint was filed, the Company moved to dismiss the complaint and plaintiffs opposed the Company’s motion. We continue to await the court’s decision on the motion. The Company believes that it has substantial defenses and will vigorously defend itself. No reasonable estimate can be made at this time regarding the potential liability, if any, or the amount or range of any loss that may result from this claim.

GUARANTY FUNDS  The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The liability for estimated guaranty fund assessments net of applicable premium tax credits as of December 31, 2013 and 2012 was $750 and $750, respectively. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. The Company believes such assessments in excess of amounts accrued will not materially impact its financial statement position, results of operation, or liquidity.

LEASES  In 2013, the Company entered into agreements to sell and subsequently leaseback certain assets. Computer equipment was sold for $1,070 with two different leaseback arrangements of $17 for 30 months and $15 for 36 months. Furniture and equipment was sold for $4,005 with a leaseback arrangement of $72 for 60 months. At the end of the lease terms, the Company has the option to return the equipment, purchase it at fair value or extend the leases. The Company has also entered into other leases, primarily for field offices. As of December 31, 2013 future minimum payments under noncancellable leases are as follows:

For the year ending:

2014	$15,767
2015	13,280
2016	10,653
2017	8,088
2018	4,604
Thereafter	5,852

COMMITMENTS  In the normal course of business, the Company extends commitments relating to its investment activities. As of December 31, 2013, the Company had outstanding commitments totaling $205,420 relating to these investment activities. The fair value of these commitments approximates the face amount.

UNCLAIMED PROPERTY  Significant attention has been focused on life insurance companies’ processes and procedures used to identify unreported death claims and whether life insurance companies use the Social Security Master Death File (“SSMDF”) to identify deceased policy and contract holders. During 2012, the Company completed a review of its inforce policies to match all policies inforce over the last 25 years to the SSMDF and recognized the related expense in the year ended December 31, 2012, in the amount of $11,181 recorded as Benefits paid to policyholders and beneficiaries.

The Company received notification from 14 states of their intent to examine compliance with their respective abandoned and unclaimed property acts. It is possible that other jurisdictions may pursue similar examinations. These actions may result in additional payments to beneficiaries, additional escheatment of funds deemed

Page 46	The Penn Mutual Life Insurance Company

(In Thousands)

abandoned under state laws, administrative penalties, interest, and/or further changes to the Company’s procedures. While the Company is not currently able to estimate these additional possible costs, the Company does not believe they will have a material impact to its financial position or liquidity.

LOW INTEREST RATE ENVIRONMENT  A period of sustained low interest rates could negatively impact the Company’s profitability as the interest margin could decline. The interest margin is the difference between the earned rate on general account assets and the credited rate on policyholder funds. As interest rates decline, cash received is reinvested in lower yielding instruments. Our products such as fixed annuities and fixed universal life have guaranteed credited rates. Declines in our interest margin or instances where the returns on our general account investments are not enough to support the interest rate guarantees on these products could have a material adverse effect on our businesses or results of operations.

In periods when interest rates are declining or remain at low levels, we may have to reinvest the cash we receive as interest or return of principal on our investments in lower yielding instruments reducing our interest margin. Moreover, borrowers may prepay fixed-income securities and mortgage-backed securities in our general account in order to borrow at lower market rates, which exacerbates this risk. Lowering interest crediting rates helps to mitigate the effect of margin compression on some of our products. However, because we are entitled to reset the interest rates on our fixed rate annuities and fixed universal life only at limited, pre-established intervals, and since many of our contracts have guaranteed minimum interest or crediting rates, our margin could still decrease and potentially become negative.

During periods of low interest rates, policy reserves may not be sufficient to meet future obligations and may need to be strengthened, which would reduce net income in that reporting period. No additional policyholder reserves were established in 2013 or 2012 as a result of the low interest rate environment.

Note 13.  DEBT

The Company has entered into repurchase agreements with financial institutions in the normal course of investment activities; however, there were no open positions as of December 31, 2013 and 2012.

Note 14.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2013 and through the financial statement issuance date of February 14, 2014 and has determined that there were no significant events requiring recognition of disclosure in the financial statements.

2013 Statutory Financial Statements	Page 47

PennMutual

Our Noble Purpose

Since 1847, Penn Mutual has been driven by our noble purpose — to create a world of possibilities, one individual, one family and one small business at a time. As an original pioneer of mutual life insurance in America, we believe that purchasing life insurance is the most protective, responsible and rewarding action a person can take to build a solid foundation today and create a brighter future for generations to come.

© 2014 The Penn Mutual Life Insurance Company and The Penn Insurance & Annuity Company, Philadelphia, PA 19172 www.pennmutual.com

PM6467

05/14

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements included in Part B:

Financial Statements of Penn Mutual Variable Annuity Account III:

Report of Independent Registered Public Accounting Firm

Statement of Assets and liabilities—December 31, 2013

Statement of Operations—For the Year Ended December 31, 2013

Statements of Changes in Net Assets—For the Years Ended December 31, 2013 and 2012

Notes to Financial Statements – December 31, 2013

Financial Statements of The Penn Mutual Life Insurance Company:

Report of Independent Auditors

Statements of Admitted Assets, Liabilities and Surplus for the Years Ended December 31, 2013 and 2012

Statements of Loss and Changes in Surplus for the Years Ended December 31, 2013 and 2012

Statements of Cash Flows for the Years Ended December 31, 2013 and 2012

Notes to Statutory Financial Statements

(b)	Exhibits

1. (a)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of Penn Mutual Variable Annuity Account III ( the “Registrant”). Incorporated herein by reference to Exhibit 1(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(b)	Resolutions of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62825), as filed with the U.S. Securities and Exchange Commission on April 27, 1999 (EDGAR Accession No. 0000950116-99-000834).

2.	Not applicable.

3. (a)(1)	Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on November 30, 1998 (EDGAR Accession No. 0001036050-98-002055).

(a)(2)	Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(a)(2) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(b)	Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(c)	Form of Agent’s Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(d)	Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(e)	Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(f)	Schedule A to the Broker-Dealer Selling Agreement, Broker-Dealer Selling Agreement - Form A-2 and Corporate Insurance Agent Selling Agreement - Form A-1 (Edition of May 2012). Incorporated herein by reference to Exhibit 3(f) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

4. (a)	Group Variable and Fixed Annuity Contract (primarily for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit 4(a) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(b)	Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to Exhibit 4(b) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(c)	Endorsement No. 1309-82 to the Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(d)	Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(e)	Endorsement No. 1536-90 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(f)	Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 25 to

the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(g)	Endorsement No. 1542-97 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(h)	Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(i)	Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(j)	Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(k)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(l)	Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(m)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (Accession No. 0000950116-99-001164).

(n)	Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on June 11, 1999 (EDGAR Accession No. 0000950116-99-001164).

(o)	Endorsement No. 1722-01 to the Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 24, 2001 (EDGAR Accession No. 0000950116-01-500028).

5. (a)	Application (Form EB 1610) for participation in Group Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (EDGAR Accession No. 0000950116-99-000851).

(b)	Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on April 28, 1999 (Accession No. 0000950116-99-000851).

6. (a)	Charter of The Penn Mutual Life Insurance Company (May 1983). Incorporated herein by reference to Exhibit 6(a) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(b)	By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2002 (EDGAR Accession No. 0001193125-12-162520).

7.	None.

8. (a)(1)	Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8 of Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-16250).

(a)(2)	Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(a)(3)	Amendment to the Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(3) to Post-Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I on Form S-6 (File No. 33-54662), as filed with the U.S. Securities and Exchange Commission on April 30, 1997 (Accession No. 0000950109-97-003328).

(b)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (EDGAR Accession No. 0001036050-98-001504).

(c)	Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registrant’s Registration Statement on Form N-4 (File No. 333-62811), as filed with the U.S. Securities and Exchange Commission on September 3, 1998 (Accession No. 0001036050-98-001504).

(d)	Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on Form N-4 (File No. 33-83120), as filed with the U.S. Securities and Exchange Commission on April 30, 1998 (EDGAR Accession No. 0000950109-97-003327).

9.

Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective

Amendment No. 28 to the Registrant’s Registration Statement on Form N-4 (File No. 2-77283), as filed with the U.S. Securities and Exchange Commission on April 24, 2001 (Accession No. 0000950116-01-500028).

10. (a)	Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, is filed herewith.

(b)	Consent of Counsel, Bingham McCutchen LLP, is filed herewith.

11.	Not applicable.

12.	Not applicable.

13. (a)	Powers of Attorney for Messrs. Cook, Santomero, Lillie, Notebaert, Rock, Boehne, Chappel and Mesdame Carter. Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-177543), as filed with the U.S. Securities and Exchange Commission on April 13, 2012 (EDGAR Accession No. 0001193125-12-162520).

(b)	Power of Attorney of Mesdame Pudlin. Incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-4 (File No. 0002-77283), as filed with the U.S. Securities and Exchange Commission on April 19, 2013 (EDGAR Accession No. 0001193125-13-162889).

(c)	Power of Attorney of Mesdame Waring, is filed herewith.

Item 25.	Directors and Officers of the Depositor

The following table sets forth the names of the executive officers of Penn Mutual and the officers and trustees of Penn Mutual who are engaged directly or indirectly in activities relating to the Separate Account or the Policies offered by the Separate Account. Unless otherwise noted, the principal business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania 19172.

Name and Principal Business Address	Position and Offices with Depositor
Eileen C. McDonnell	Chairman, President and Chief Executive Officer

David O’Malley	Chief Operating Officer

Kevin T. Reynolds.	Senior Vice President and Chief Legal Officer

Susan T. Deakins	Senior Vice President and Chief Financial Officer

Edward G. Boehne	Trustee of Penn Mutual

Joan P. Carter	Trustee of Penn Mutual

Robert E. Chappell	Trustee of Penn Mutual

William R. Cook	Trustee of Penn Mutual

Charisse R. Lillie	Trustee of Penn Mutual

Helen P. Pudlin	Trustee of Penn Mutual

Edmond F. Notebaert	Trustee of Penn Mutual

Robert H. Rock	Trustee of Penn Mutual

Anthony M. Santomero	Trustee of Penn Mutual

Susan D. Waring	Trustee of Penn Mutual

Item 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

Penn Mutual Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
The Penn Insurance and Annuity Company	Life Insurance and Annuities	Delaware

Corporation	Principal Business	State of Incorporation
Independence Capital Management, Inc.	Investment Adviser	Pennsylvania

Penn Series Funds, Inc.	Investment Company	Maryland

Penn Janney Fund, Inc.	Investments	Pennsylvania

Penn Mutual Payroll Administration	Payroll	Pennsylvania

Independence Square Properties, LLC*	Holding Company	Delaware

Hornor, Townsend & Kent, Inc.	Registered Broker-Dealer and Investment Adviser	Pennsylvania

ILS Holdings LLC	Holding Company	Delaware

*	Independence Square Properties, LLC is 95.5% owned by Penn Mutual and 4.5% owned by The Penn Insurance and Annuity Company

Penn Insurance and Annuity Company

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
PIA Reinsurance Company of Delaware I	Reinsurance	Delaware

Independence Square Properties, LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
Walnut O Corporation	Investments	Pennsylvania

Corporation	Principal Business	State of Incorporation

Janney Montgomery Scott LLC	Registered Broker-Dealer and Investment Adviser	Delaware
LEAP Systems, LLC	Software	Delaware

Janney Montgomery Scott LLC

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
JMS Resources, Inc.	Investments	Pennsylvania

Janney CapitalManagement, LLC	Investments	Delaware

JMS Resources, Inc.

Wholly-Owned Subsidiaries

Janney Private Equity Company, Inc.	Investments	Delaware

Hornor, Townsend & Kent, Inc.

Wholly-Owned Subsidiaries

Corporation	Principal Business	State of Incorporation
HTK Insurance Agency, Inc.	Insurance Agents or Brokers	Pennsylvania

Item 27.	Number of Contract Owners

As of March 31, 2014, there were:

9,220 - owners of qualified individual variable annuity contracts – Diversifier II;

1,970 - owners of qualified individual variable annuity contracts – Retirement Planner VA;

2,331 - owners of nonqualified individual variable annuity contracts – Diversifier II; and

142 - owners of nonqualified individual variable annuity contracts – Retirement Planner VA.

Item 28.	Indemnification

Section 6.2 of the By-Laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys’ fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-Laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

Pennsylvania law (15 Pa. C.S.A. §§ 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

Selling Agreements currently entered into by The Penn Mutual Life Insurance Company (“Penn Mutual”) and its subsidiary, Hornor, Townsend & Kent, Inc. (“HTK”) with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant. Hornor Townsend & Kent, Inc. also serves as distributor of variable annuity contracts issued through Penn Mutual Variable Annuity Account III, a separate account of Penn Mutual.

Hornor, Townsend & Kent, Inc. - Directors and Officers*

Michelle A. Barry	President, Chief Executive Officer
Jason R. Albino	Chief Compliance Officer
Thomas H. Harris	Senior Vice President, Distribution
Michael W. Williams	Assistant Vice President, Distribution
Timothy N. Donahue	Managing Director, Operations and Supervision
James G. Murray	Tax Director
Franklin L. Best, Jr.	Counsel and Secretary
Matthew Tierney	Treasurer and Controller

*	The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Hornor, Townsend & Kent, Inc.	$108,777	$0	$0	$0

Item 30.	Location of Accounts and Records

The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:

The Penn Mutual Life Insurance Company

600 Dresher Road

Horsham, Pennsylvania 19044

Item 31.	Management Services

See “Administrative and Recordkeeping Services” in Part B of this Registration Statement.

Item 32.	Undertakings

The Penn Mutual Life Insurance Company hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-4 to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania, on this 18th day of April, 2014.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
(Registrant)

By:	THE PENN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Eileen C. McDonnell
Eileen C. McDonnell
Chairman, President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 45 to the Registration Statement on Form N-4 has been signed by the following persons, in the capacities indicated, on the 18th day of April, 2014.

Signature	Title

/s/ Eileen C. McDonnell Eileen C. McDonnell	Chairman, President and Chief Executive Officer

/s/ David O’Malley David O’Malley	Chief Operating Officer

*EDWARD G. BOEHNE	Trustee

*JOAN P. CARTER	Trustee

*ROBERT E. CHAPPELL	Trustee

*WILLIAM R. COOK	Trustee

*CHARISSE R. LILLIE	Trustee

*HELEN P. PUDLIN	Trustee

*EDMOND F. NOTEBAERT	Trustee

*ROBERT H. ROCK	Trustee

*ANTHONY M. SANTOMERO	Trustee

*SUSAN D. WARING	Trustee

*By	/s/ Eileen C. McDonnell
Eileen C. McDonnell, attorney-in-fact

Exhibit Index

EXHIBIT No.	EXHIBIT

(10)(a)	Consent of PricewaterhouseCoopers LLP

(10)(b)	Consent of Bingham McCutchen LLP

(13)(c)	Power of Attorney of Mesdame Waring